UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:         811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, Building Two, San Antonio, Texas	78256
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

JUNE 30, 2020

Semi Annual Report

USAA Extended Market Index Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	65
Statement of Operations	66
Statements of Changes in Net Assets	67
Financial Highlights	68
Notes to Financial Statements	70
Supplemental Information	79
Proxy Voting and Portfolio Holdings Information	79
Expense Examples	79
Liquidity Risk Management Program	80
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust USAA Extended Market Index Fund	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to match, before fees and expenses, the performance of all small- and mid-cap stocks as measured by the Wilshire 4500 Completion IndexSM.

Top 10 Holdings*

June 30, 2020

(% of Net Assets)

Tesla, Inc.	3.4%
Uber Technologies, Inc.	1.1%
The Blackstone Group, Inc. Class A	0.9%
DocuSign, Inc.	0.7%
Splunk, Inc.	0.7%
CoStar Group, Inc.	0.6%
Seattle Genetics, Inc.	0.6%
Square, Inc. Class A	0.6%
Veeva Systems, Inc. Class A	0.6%
Snap, Inc. Class A	0.5%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

USAA Mutual Funds Trust USAA Extended Market Index Fund (continued)	June 30, 2020

  (Unaudited)

Sector Allocation*:

June 30, 2020
(% of Net Assets)

*  Does not include futures, money market instrument and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (4.1%):
A.H. Belo Corp. Class A	3,060	$5
Alaska Communications Systems Group, Inc.	7,744	22
Altice USA, Inc. Class A (a)	11,975	270
AMC Entertainment Holdings, Inc. (b)	6,309	27
AMC Networks, Inc. Class A (a)	7,001	164
ANGI Homeservices, Inc. Class A (a) (b)	10,823	131
Atn International, Inc.	1,720	104
Autoweb, Inc. (a)	1,591	2
Ballantyne Strong, Inc. (a)	1,626	3
Bandwidth, Inc. Class A (a)	722	92
Beasley Broadcast Group, Inc. Class A	376	1
Boingo Wireless, Inc. (a)	6,409	85
Boston Omaha Corp. Class A (a)	3,329	53
Cable One, Inc.	703	1,248
Cardlytics, Inc. (a) (b)	3,855	270
Cargurus, Inc. (a)	1,326	34
Cars.com, Inc. (a)	10,499	60
cbdMD, Inc. (a)	5,955	11
Chicken Soup For The Soul Entertainment, Inc. (a)	181	1
Cincinnati Bell, Inc. (a)	6,037	90
Cinedigm Corp. Class A (a)	8,808	17
Cinemark Holdings, Inc.	15,018	173
Clear Channel Outdoor Holdings, Inc. (a)	22,000	23
Cogent Communications Holdings, Inc. (c)	6,183	478
comScore, Inc. (a)	8,853	27
Consolidated Communications Holdings, Inc. (a)	9,702	66
DHI Group, Inc. (a)	8,392	18
Dolphin Entertainment, Inc. (a)	4,064	4
Emerald Holding, Inc. (b)	2,883	9
Entercom Communications Corp. Class A (b)	19,262	27
Entravision Communications Corp. Class A	10,322	15
Eventbrite, Inc. Class A (a)	1,904	16
EverQuote, Inc. Class A (a)	818	48
Gannett Co., Inc. (a) (b)	19,101	26
GCI Liberty, Inc. Class A (a)	13,165	936
Global Eagle Entertainment, Inc. (a)	484	2
Globalstar, Inc. (a) (b)	103,811	34
Glu Mobile, Inc. (a)	21,567	200
Gogo, Inc. (a) (b)	9,718	31
Gray Television, Inc. (a)	11,863	165
Harte-Hanks, Inc. (a)	693	2
Hemisphere Media Group, Inc. (a)	2,948	29
IDT Corp. Class B (a)	3,577	23
Insignia Systems, Inc. (a)	1,466	1
Iridium Communications, Inc. (a)	17,564	447
John Wiley & Sons, Inc. Class A	5,187	202
Lee Enterprises, Inc. (a)	9,188	9

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Liberty Broadband Corp. Class A (a)	26,612	$3,252
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	30,780	898
Liberty Media Corp-Liberty Braves Class A (a)	7,579	152
Liberty Media Corp-Liberty SiriusXM Class A (a)	43,770	1,511
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,556	22
Lions Gate Entertainment Corp. Class B (a)	19,184	131
LiveXLive Media, Inc. (a)	4,511	16
Loral Space & Communications, Inc.	3,602	70
Madison Square Garden Entertainment Corp. (a)	3,028	227
Madison Square Garden Sports Corp. Class A (a)	3,025	444
Marchex, Inc. Class B (a)	6,139	10
Match Group, Inc. (a) (b)	10,286	3,326
Match Group, Inc. (a)	5,255	563
Mediaco Holding, Inc. (a)	955	5
Meredith Corp. (b)	5,037	73
MSG Networks, Inc. Class A (a)	7,819	78
National CineMedia, Inc.	11,647	35
Nexstar Media Group, Inc. Class A (b)	7,153	599
NTN Buzztime, Inc. (a)	297	1
Ooma, Inc. (a)	3,229	53
ORBCOMM, Inc. (a)	12,294	47
Otelco, Inc. Class A (a)	288	3
Pareteum Corp. (a) (b)	20,789	13
Pinterest, Inc. Class A (a)	13,805	306
QuinStreet, Inc. (a)	6,551	69
Reading International, Inc. Class A (a)	3,213	14
Rosetta Stone, Inc. (a)	3,264	55
Saga Communications, Inc. Class A	595	15
Salem Media Group, Inc.	2,108	2
Scholastic Corp.	4,379	131
Sciplay Corp. Class A (a)	3,609	54
Shenandoah Telecommunications Co. (b)	7,292	360
Sinclair Broadcast Group, Inc. Class A (b)	9,566	177
Sirius XM Holdings, Inc. (b)	206,168	1,210
Snap, Inc. Class A (a)	149,862	3,521
Spanish Broadcasting System, Inc. (a)	521	—	(e)
SPAR Group, Inc. (a)	1,448	1
Spok Holdings, Inc.	2,749	26
SRAX, Inc. (a) (b)	2,219	6
Super League Gaming, Inc. (a)	1,666	4
TechTarget, Inc. (a)	3,148	95
TEGNA, Inc.	33,070	368
Telephone & Data Systems, Inc.	14,250	283
The E.W. Scripps Co. Class A	9,032	79
The Marcus Corp.	2,715	36
The Meet Group, Inc. (a)	10,624	66
The New York Times Co. Class A	17,654	742
Townsquare Media, Inc. Class A	1,531	7
Travelzoo (a)	780	4
TripAdvisor, Inc.	14,288	272

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
TrueCar, Inc. (a)	10,994	$28
United States Cellular Corp. (a) (b)	2,441	75
Urban One, Inc. (a)	4,584	9
Vonage Holdings Corp. (a)	36,306	365
WideOpenWest, Inc. (a)	7,723	41
World Wrestling Entertainment, Inc. Class A (b)	5,598	243
Xcel Brands, Inc. (a)	1,250	1
Yelp, Inc. (a)	10,879	252
Zedge, Inc. Class B (a)	1,641	2
Zillow Group, Inc. Class C (a) (b)	14,321	825
Zynga, Inc. Class A (a)	139,813	1,334
		28,308
Consumer Discretionary (12.6%):
1-800-Flowers.com, Inc. Class A (a)	4,540	91
Aaron's, Inc.	9,202	418
Abercrombie & Fitch Co.	8,182	87
Acushnet Holdings Corp.	5,994	209
ADOMANI, Inc. (a)	10,096	2
Adtalem Global Education, Inc. (a)	6,185	193
American Axle & Manufacturing Holdings, Inc. (a)	15,211	116
American Eagle Outfitters, Inc.	21,148	231
American Public Education, Inc. (a)	1,988	59
America's Car-Mart, Inc. (a)	957	84
Apex Global Brands, Inc. (a) (b)	655	1
Aramark	33,130	748
Arcimoto, Inc. (a)	2,876	15
Ark Restaurants Corp.	323	4
Asbury Automotive Group, Inc. (a) (b)	2,757	213
Ascena Retail Group, Inc. (a) (b)	1,242	2
Aspen Group, Inc. (a) (b)	3,378	31
At Home Group, Inc. (a)	7,230	47
Autoliv, Inc.	13,653	880
AutoNation, Inc. (a)	7,478	281
AYRO, Inc. (a)	1,952	5
Barnes & Noble Education, Inc. (a) (b)	5,685	9
Bassett Furniture Industries, Inc.	1,544	11
BBQ Holdings, Inc. (a)	1,561	5
BBX Capital Corp.	10,067	26
Beazer Homes USA, Inc. (a)	3,652	37
bebe stores, Inc.	985	4
Bed Bath & Beyond, Inc. (b)	14,469	153
Big 5 Sporting Goods Corp.	3,487	7
Big Lots, Inc.	5,276	222
Biglari Holdings, Inc. Class B (a)	349	24
BJ's Restaurants, Inc.	3,294	69
Blink Charging Co. (a)	3,686	21
Bloomin' Brands, Inc.	12,650	135
Blue Apron Holdings, Inc. Class A (a)	247	3
Bluegreen Vacations Corp.	853	5
Boot Barn Holdings, Inc. (a) (b)	3,924	85

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Bowl America, Inc. Class A	373	$4
Boyd Gaming Corp.	11,410	238
Bright Horizons Family Solutions, Inc. (a)	8,925	1,046
Brinker International, Inc.	6,426	154
Brunswick Corp.	12,240	784
Build-A-Bear Workshop, Inc. (a)	2,475	5
Burlington Stores, Inc. (a)	9,078	1,787
Caesars Entertainment Corp. (a)	108,108	1,312
Caleres, Inc.	5,817	49
Callaway Golf Co. (b)	13,608	238
Camping World Holdings, Inc. Class A	5,044	137
Carriage Services, Inc.	2,469	45
Carrols Restaurant Group, Inc. (a)	6,382	31
Carter's, Inc.	6,158	497
Carvana Co. (a)	1,667	200
Casper Sleep, Inc. (a) (b)	3,669	33
Cavco Industries, Inc. (a)	1,095	211
Century Casinos, Inc. (a)	4,625	19
Century Communities, Inc. (a)	4,204	129
Charles & Colvard Ltd. (a)	4,338	3
Chegg, Inc. (a)	17,047	1,146
Chewy, Inc. Class A (a) (b)	8,102	362
Chico's FAS, Inc.	17,407	24
Choice Hotels International, Inc. (b)	5,956	470
Churchill Downs, Inc.	4,972	662
Chuy's Holdings, Inc. (a)	2,626	39
Citi Trends, Inc.	1,695	34
Clarus Corp.	3,103	36
Collectors Universe, Inc.	1,465	50
Columbia Sportswear Co. (b)	4,892	394
Comstock Holding Cos., Inc. (a)	1,084	3
Conn's, Inc. (a)	3,366	34
Cool Holdings, Inc. (a)	7,450	1
Cooper Tire & Rubber Co.	7,270	201
Core-Mark Holding Co., Inc.	6,443	161
Cracker Barrel Old Country Store, Inc.	3,546	393
Crocs, Inc. (a) (b)	9,742	359
Crown Crafts, Inc.	1,453	7
Culp, Inc.	1,795	15
Dana, Inc.	21,621	264
Dave & Buster's Entertainment, Inc. (b)	6,628	88
Deckers Outdoor Corp. (a)	3,767	739
Delta Apparel, Inc. (a)	845	10
Denny's Corp. (a)	7,772	78
Designer Brands, Inc. Class A	8,840	60
Destination XL Group, Inc. (a)	7,815	5
Dick's Sporting Goods, Inc.	10,678	441
Dillard's, Inc. Class A (b)	3,359	87
Dine Brands Global, Inc. (b)	2,374	100
Dorman Products, Inc. (a)	3,874	260

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Dover Motorsports, Inc.	2,388	$4
Drive Shack, Inc. (a)	6,540	12
Duluth Holdings, Inc. Class B (a) (b)	3,456	25
Dunkin' Brands Group, Inc.	11,321	738
Edison Nation, Inc. (a)	309	1
Educational Development Corp.	1,097	11
El Pollo Loco Holdings, Inc. (a)	2,597	38
Emerson Radio Corp. (a)	990	1
Envela Corp. (a)	1,313	8
Escalade, Inc.	1,825	25
Ethan Allen Interiors, Inc.	2,780	33
Etsy, Inc. (a) (b)	18,358	1,951
Express, Inc. (a)	5,311	8
Extended Stay America, Inc.	27,156	304
FAT Brands, Inc. (a)	380	1
Fiesta Restaurant Group, Inc. (a)	2,634	17
Five Below, Inc. (a)	7,590	811
Flexsteel Industries, Inc.	1,264	16
Floor & Decor Holdings, Inc. Class A (a)	14,102	812
Foot Locker, Inc.	15,942	465
Forward Industries, Inc. (a)	1,138	1
Fossil Group, Inc. (a)	4,252	20
Fox Factory Holding Corp. (a)	4,804	397
Francesca's Holdings Corp. (a)	484	2
Frontdoor, Inc. (a)	12,633	560
Full House Resorts, Inc. (a)	4,189	6
Funko, Inc. Class A (a) (b)	1,831	11
Gaia, Inc. (a)	1,357	11
GameStop Corp. Class A (a) (b)	7,058	31
Genesco, Inc. (a)	1,950	42
Gentex Corp.	37,879	975
Gentherm, Inc. (a)	3,783	147
G-III Apparel Group Ltd. (a)	6,382	85
GNC Holdings, Inc. (a) (b) (f) (k)	10,384	3
Golden Entertainment, Inc. (a)	3,632	32
GoPro, Inc. Class A (a)	16,161	77
Graham Holdings Co. Class B	651	223
Grand Canyon Education, Inc. (a)	6,524	591
Green Brick Partners, Inc. (a)	8,510	101
Greenlane Holdings, Inc. Class A (a)	948	4
Group 1 Automotive, Inc.	2,628	173
Groupon, Inc. (a) (b)	3,045	55
GrubHub, Inc. (a)	10,049	707
Guess?, Inc.	4,550	44
Hamilton Beach Brands Holding Co. Class A	796	9
Harley-Davidson, Inc.	22,149	526
Haverty Furniture Cos., Inc. (b)	2,466	39
Helen of Troy Ltd. (a)	3,141	592
HG Holdings, Inc. (a)	2,388	2
Hibbett Sports, Inc. (a)	2,055	43

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hilton Grand Vacations, Inc. (a)	12,146	$237
Hooker Furniture Corp.	1,717	33
Horizon Global Corp. (a)	2,656	6
Houghton Mifflin Harcourt Co. (a)	18,766	34
Hovnanian Enterprises, Inc. Class A (a)	845	20
Hudson Ltd. Class A (a)	6,678	33
Hyatt Hotels Corp. Class A	4,589	231
HyreCar, Inc. (a)	2,538	7
Iconix Brand Group, Inc. (a)	1,894	2
imedia Brands, Inc. (a)	1,448	5
Inspired Entertainment, Inc. (a)	2,516	7
Installed Building Products, Inc. (a)	3,407	234
iRobot Corp. (a) (b)	3,375	283
J Alexander's Holdings, Inc. (a)	2,372	12
J. Jill, Inc. (a) (b)	2,978	2
Jack in the Box, Inc.	3,392	251
JAKKS Pacific, Inc. (a)	3,885	3
Jerash Holdings US, Inc.	553	3
Johnson Outdoors, Inc. Class A	1,101	100
K12, Inc. (a) (b)	6,478	176
KB Home	12,318	378
Kirkland's, Inc. (a)	2,191	6
Kontoor Brands, Inc.	7,969	142
Koss Corp. (a)	262	—	(e)
Kura Sushi USA, Inc. Class A (a)	457	7
Lakeland Industries, Inc. (a)	1,180	26
Lands' End, Inc. (a) (b)	2,411	19
Laureate Education, Inc. Class A (a)	7,763	77
La-Z-Boy, Inc.	6,656	180
Lazydays Holdings, Inc. (a)	1,302	11
LCI Industries	3,634	418
Leaf Group Ltd. (a)	3,053	11
Lear Corp.	7,757	845
Legacy Housing Corp. (a)	958	14
Levi Strauss & Co. Class A	6,661	89
Lifetime Brands, Inc.	1,843	12
Lincoln Educational Services Corp. (a)	3,679	14
Liquidity Services, Inc. (a)	4,175	25
Lithia Motors, Inc. Class A	3,216	487
LMP Automotive Holdings, Inc. (a)	1,017	10
Luby's, Inc. (a)	3,303	5
Lumber Liquidators Holdings, Inc. (a) (b)	3,827	53
M/I Homes, Inc. (a)	3,788	130
Macy's, Inc. (b)	45,820	315
Malibu Boats, Inc. Class A (a)	2,693	140
Marine Products Corp.	1,657	23
MarineMax, Inc. (a)	3,034	68
Marriott Vacations Worldwide Corp.	6,212	511
MasterCraft Boat Holdings, Inc. (a)	1,935	37
Mattel, Inc. (a) (b)	29,164	282

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MDC Holdings, Inc.	8,587	$307
Meritage Homes Corp. (a)	5,436	414
Modine Manufacturing Co. (a)	7,349	41
Mohawk Group Holdings, Inc. (a)	1,642	9
Monarch Casino & Resort, Inc. (a)	1,773	60
Monro, Inc.	4,253	234
Motorcar Parts of America, Inc. (a)	2,391	42
Movado Group, Inc.	2,052	22
Murphy USA, Inc. (a)	4,415	497
Muscle Maker, Inc. (a)	1,054	3
Nathan's Famous, Inc.	417	23
National Vision Holdings, Inc. (a)	10,663	325
Nautilus, Inc. (a)	4,612	43
Noodles & Co. (a)	4,230	26
Nordstrom, Inc. (b)	17,422	270
Nova Lifestyle, Inc. (a)	596	1
Office Depot, Inc.	68,144	160
Ollie's Bargain Outlet Holdings, Inc. (a)	5,685	554
OneWater Marine, Inc. (a)	759	18
Overstock.com, Inc. (a)	6,509	185
Oxford Industries, Inc.	2,397	105
P&F Industries, Inc. Class A	212	1
Papa John's International, Inc. (b)	3,930	312
Party City Holdco, Inc. (a)	12,551	19
Peloton Interactive, Inc. Class A (a)	6,667	385
Penn National Gaming, Inc. (a) (b)	18,850	576
Penske Automotive Group, Inc.	5,546	215
Perdoceo Education Corp. (a)	9,289	148
PetMed Express, Inc. (c)	2,917	104
Planet Fitness, Inc. Class A (a)	12,791	776
PlayAGS, Inc. (a)	3,951	13
Polaris, Inc.	8,444	782
Pool Corp.	6,177	1,678
Potbelly Corp. (a) (b)	2,802	6
Purple Innovation, Inc. (a)	2,174	39
Quotient Technology, Inc. (a)	10,738	79
Qurate Retail, Inc. Class A (a)	65,167	619
Rave Restaurant Group, Inc. (a)	2,316	2
RCI Hospitality Holdings, Inc.	1,334	18
Red Lion Hotels Corp. (a)	4,005	9
Red Robin Gourmet Burgers, Inc. (a) (b)	1,194	12
Red Rock Resorts, Inc. Class A	9,666	105
Regis Corp. (a)	5,382	44
Remark Holdings, Inc. (a) (b)	13,533	32
Rent-A-Center, Inc.	7,957	221
Revolve Group, Inc. (a) (b)	1,984	29
RH Corp. (a) (b)	1,940	483
Rocky Brands, Inc.	1,144	24
Roku, Inc. (a)	3,044	355
RTW Retailwinds, Inc. (a)	5,703	1

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
RumbleON, Inc. Class B (a)	212	$2
Ruth's Hospitality Group, Inc.	4,945	40
Sally Beauty Holdings, Inc. (a) (b)	11,956	150
Scientific Games Corp. (a)	7,307	113
Seaworld Entertainment, Inc. (a)	7,495	111
Select Interior Concepts, Inc. Class A (a)	1,917	7
Service Corp. International	25,759	1,002
ServiceMaster Global Holdings, Inc. (a)	17,747	633
Shake Shack, Inc. Class A (a) (b)	2,639	140
Shiloh Industries, Inc. (a)	2,646	4
Shoe Carnival, Inc. (b)	1,422	42
Shutterstock, Inc. (b)	2,816	98
Signet Jewelers Ltd.	7,569	78
Six Flags Entertainment Corp.	11,107	213
Skechers USA, Inc. Class A (a)	15,650	491
Skyline Champion Corp. (a)	8,957	218
Sleep Number Corp. (a)	3,393	141
Smith & Wesson Brands, Inc. (a)	8,056	173
Sonic Automotive, Inc. Class A	2,238	71
Sonos, Inc. (a)	14,656	214
Sportsman's Warehouse Holdings, Inc. (a)	5,388	77
Stamps.com, Inc. (a)	2,270	417
Standard Motor Products, Inc.	3,039	125
Stein Mart, Inc. (a)	4,954	2
Steven Madden Ltd.	11,182	276
Stitch Fix, Inc. Class A (a) (b)	1,380	34
StoneMor, Inc. (a)	15,096	12
Stoneridge, Inc. (a)	3,677	76
Strategic Education, Inc.	2,765	425
Strattec Strategy Corp.	431	7
Sturm Ruger & Co., Inc. (c)	2,499	190
Summer Infant, Inc. (a)	292	2
Superior Group of Cos., Inc.	1,906	26
Superior Industries International, Inc.	3,873	7
Sypris Solutions, Inc. (a)	2,114	2
Tailored Brands, Inc. (b)	6,968	7
Tandy Leather Factory, Inc. (a)	1,413	5
Target Hospitality Corp. (a)	6,371	11
Taylor Morrison Home Corp. Class A (a)	18,087	349
Tempur Sealy International, Inc. (a)	6,933	499
Tenneco, Inc. Class A (a) (b)	9,083	69
Tesla, Inc. (a)	21,519	23,237
Texas Roadhouse, Inc.	9,790	515
The Buckle, Inc.	3,240	51
The Cato Corp. Class A	3,069	25
The Cheesecake Factory, Inc. (b)	5,885	135
The Children's Place, Inc. (b)	1,614	60
The Container Store Group, Inc. (a)	2,739	9
The Dixie Group, Inc. (a)	2,101	2
The Goodyear Tire & Rubber Co.	35,212	315

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Lovesac Co. (a) (b)	1,631	$43
The Michaels Cos., Inc. (a) (b)	11,395	81
The New Home Co., Inc. (a)	1,835	6
The RealReal, Inc. (a)	5,406	69
The Wendy's Co.	34,823	758
Thor Industries, Inc.	7,054	752
Tilly's, Inc. Class A	2,000	11
Toll Brothers, Inc.	15,130	493
TopBuild Corp. (a)	4,315	491
Toughbuilt Industries, Inc. (a)	6,009	5
Town Sports International Holdings, Inc. (a)	3,729	2
Trans World Entertainment Corp. (a)	86	1
TravelCenters of America, Inc. (a)	1,287	20
TRI Pointe Group, Inc. (a)	19,271	283
Tupperware Brands Corp. (b)	7,088	34
Turtle Beach Corp. (a)	2,181	32
Twin River Worldwide Holdings, Inc.	2,201	49
U.S. Auto Parts Network, Inc. (a)	5,167	45
Unifi, Inc. (a)	2,482	32
Unique Fabricating, Inc. (a)	1,431	5
Universal Electronics, Inc. (a)	2,012	94
Universal Technical Institute, Inc. (a)	4,715	33
Urban Outfitters, Inc. (a)	6,248	95
Vail Resorts, Inc.	6,162	1,123
Veoneer, Inc. (a) (b)	15,756	168
Vera Bradley, Inc. (a)	3,752	17
Vince Holding Corp. (a)	531	3
Vista Outdoor, Inc. (a) (b)	8,393	121
Visteon Corp. (a)	3,182	218
VOXX International Corp. (a)	2,580	15
Wayfair, Inc. Class A (a) (b)	7,479	1,479
Weyco Group, Inc.	1,106	24
Williams-Sonoma, Inc.	8,180	671
Wingstop, Inc.	4,278	595
Winmark Corp.	461	79
Winnebago Industries, Inc.	4,307	287
Wolverine World Wide, Inc.	11,740	280
WW International, Inc. (a)	6,587	167
Wyndham Destinations, Inc.	13,027	367
Wyndham Hotels & Resorts, Inc.	14,401	614
XpresSpa Group, Inc. (a) (b)	9,116	38
YETI Holdings, Inc. (a) (b)	7,603	325
ZAGG, Inc. (a) (b)	4,663	15
Zovio, Inc. (a)	5,068	16
Zumiez, Inc. (a)	3,119	85
		86,257
Consumer Staples (2.9%):
22nd Century Group, Inc. (a) (b)	19,844	15
Alico, Inc.	679	21
Arcadia Biosciences, Inc. (a)	1,193	4

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
B&G Foods, Inc. (b)	8,732	$213
BellRing Brands, Inc. Class A (a)	5,767	115
Beyond Meat, Inc. (a)	9,104	1,219
BJ's Wholesale Club Holdings, Inc. (a)	18,178	678
Bunge Ltd.	21,272	875
Calavo Growers, Inc.	2,547	160
Cal-Maine Foods, Inc. (a) (b)	3,363	150
Casey's General Stores, Inc.	4,826	723
Celsius Holdings, Inc. (a) (b)	4,427	52
Central Garden & Pet Co. Class A (a)	4,780	162
Coca-Cola Consolidated, Inc.	630	144
Coffee Holding Co., Inc. (a)	871	3
Craft Brew Alliance, Inc. (a) (b)	1,807	28
Crimson Wine Group Ltd. (a)	2,658	14
Cyanotech Corp. (a)	678	2
Darling Ingredients, Inc. (a)	22,588	556
Eastside Distilling, Inc. (a)	1,460	2
Edgewell Personal Care Co. (a)	7,493	232
elf Beauty, Inc. (a)	5,801	111
Energizer Holdings, Inc.	6,330	301
Farmer Brothers Co. (a)	1,854	14
Flowers Foods, Inc.	30,238	676
Fresh Del Monte Produce, Inc.	4,253	105
Freshpet, Inc. (a)	6,365	532
Grocery Outlet Holding Corp. (a)	6,724	274
Guardion Health Sciences, Inc. (a)	10,797	5
Herbalife Ltd. (a)	20,126	905
HF Foods Group, Inc. Class A (a) (b)	5,612	51
Hostess Brands, Inc. (a)	11,642	142
Ifresh, Inc. (a)	2,261	2
Ingles Markets, Inc. Class A	1,908	82
Ingredion, Inc.	10,360	860
Inter Parfums, Inc.	2,545	123
J&J Snack Foods Corp.	2,224	283
John B Sanfilippo & Son, Inc.	1,203	103
Jones Soda Co. (a)	7,880	2
Keurig Dr Pepper, Inc.	52,052	1,478
Lancaster Colony Corp.	2,962	459
Landec Corp. (a)	4,170	33
Lifevantage Corp. (a)	2,263	31
Lifeway Foods, Inc. (a)	708	2
Limoneira Co.	2,251	33
Mannatech, Inc.	246	4
Medifast, Inc. (b)	1,605	222
MGP Ingredients, Inc. (b)	1,874	69
National Beverage Corp. (a) (b)	2,274	139
Natural Alternatives International, Inc. (a)	958	7
Natural Grocers by Vitamin Cottage, Inc.	2,234	33
Nature's Sunshine Products, Inc. (a)	2,784	25
New Age Beverages Corp. (a) (b)	13,856	21

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nu Skin Enterprises, Inc. Class A	7,766	$296
Ocean Bio-Chem, Inc.	826	12
Oil-Dri Corp. of America	767	27
Performance Food Group Co. (a) (b)	18,043	526
Pilgrim's Pride Corp. (a)	8,712	147
Post Holdings, Inc. (a)	9,743	854
PriceSmart, Inc.	2,212	133
PURE Bioscience, Inc. (a)	8,473	16
Pyxus International, Inc. (a) (k)	1,357	1
Reed's, Inc. (a)	9,946	10
Reliv International, Inc. (a)	206	1
Revlon, Inc. Class A (a) (b)	718	7
Reynolds Consumer Products, Inc.	9,167	318
RiceBran Technologies (a)	4,584	4
Rite Aid Corp. (a) (b)	8,554	146
Sanderson Farms, Inc.	2,991	347
Seaboard Corp.	45	132
Seneca Foods Corp. Class A (a)	924	31
Shineco, Inc. (a)	4,229	2
SpartanNash Co.	5,100	108
Spectrum Brands Holdings, Inc.	6,154	282
Sprouts Farmers Market, Inc. (a)	15,844	405
The Andersons, Inc.	4,758	65
The Boston Beer Co., Inc. Class A (a) (b)	1,044	560
The Chefs' Warehouse, Inc. (a) (b)	4,394	60
The Hain Celestial Group, Inc. (a) (b)	16,114	508
The Simply Good Foods Co. (a)	12,670	235
Tootsie Roll Industries, Inc. (b)	3,146	108
TreeHouse Foods, Inc. (a)	6,358	278
Turning Point Brands, Inc.	1,349	34
U.S. Foods Holding Corp. (a)	34,076	672
United Natural Foods, Inc. (a)	7,033	128
United-Guardian, Inc.	487	7
Universal Corp.	3,533	150
USANA Health Sciences, Inc. (a)	1,697	125
Vector Group Ltd.	19,048	191
Veru, Inc. (a)	8,447	28
Village Super Market, Inc. Class A	1,540	43
WD-40 Co. (b)	1,862	368
Weis Markets, Inc. (c)	2,940	147
Willamette Valley Vineyards, Inc. (a)	643	4
Youngevity International, Inc. (a)	1,985	3
		20,014
Energy (1.6%):
Abraxas Petroleum Corp. (a) (b)	26,615	6
Adams Resources & Energy, Inc.	434	12
Aemetis, Inc. (a)	2,435	2
Amplify Energy Corp.	5,117	6
Amyris, Inc. (a) (b)	25,634	109
Antero Midstream Corp.	44,866	229

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Antero Resources Corp. (a)	36,174	$92
Arch Resources, Inc. (a)	2,011	57
Archrock, Inc.	18,770	122
Aspen Aerogels, Inc. (a)	3,622	24
Barnwell Industries, Inc. (a)	723	1
Basic Energy Services, Inc. (a)	3,571	1
Bonanza Creek Energy, Inc. (a)	2,235	33
BP Prudhoe Bay Royalty Trust	3,599	12
Brigham Minerals, Inc.	2,487	31
Bristow Group, Inc. (a)	5,020	70
Cactus, Inc. Class A (b)	3,928	81
California Resources Corp. (a) (b)	7,801	10
Callon Petroleum Co. (a) (b)	57,407	66
Camber Energy, Inc. (a)	1,737	2
Centennial Resource Development, Inc. Class A (a) (b)	46,123	41
Centrus Energy Corp. Class A (a)	894	9
ChampionX Corp. (a)	27,840	273
Cheniere Energy, Inc. (a)	40,270	1,945
Chesapeake Energy Corp. (a) (b) (k)	1,414	7
Cimarex Energy Co.	15,793	434
Clean Energy Fuels Corp. (a)	22,973	51
CNX Resources Corp. (a)	27,992	242
Comstock Resources, Inc. (a)	11,692	51
CONSOL Energy, Inc. (a)	3,064	16
Contango Oil & Gas Co. (a)	12,368	28
Continental Resources, Inc. (b)	13,507	237
Contura Energy, Inc. (a)	2,675	8
Covia Holdings Corp. (a) (b) (f) (k)	7,769	2
Cross Timbers Royalty Trust (b)	1,009	7
Dawson Geophysical Co. (a)	3,059	4
Delek U.S. Holdings, Inc.	11,496	200
Denbury Resources, Inc. (a) (b)	73,238	20
Diamond S Shipping, Inc. (a)	3,877	31
Dorian LPG Ltd. (a)	7,949	62
Dril-Quip, Inc. (a)	4,127	123
ENGlobal Corp. (a)	2,581	3
Enservco Corp. (a)	8,041	1
EQT Corp.	31,793	378
Equitrans Midstream Corp.	33,446	278
Evolution Petroleum Corp.	4,877	14
Exterran Corp. (a)	4,794	26
Extraction Oil & Gas, Inc. (a) (b) (k)	13,006	2
Forum Energy Technologies, Inc. (a)	13,669	7
FTS International, Inc. (a)	262	2
Geospace Technologies Corp. (a)	1,424	11
Gevo, Inc. (a)	2,402	2
Goodrich Petroleum Corp. (a)	1,791	13
Green Plains, Inc. (a)	4,775	49
Gulf Island Fabrication, Inc. (a)	2,031	6
Gulfport Energy Corp. (a)	20,967	23

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hallador Energy Co.	4,399	$3
Helix Energy Solutions Group, Inc. (a)	21,943	76
Helmerich & Payne, Inc.	15,352	301
Hi-Crush, Inc. (a)	15,948	2
Highpoint Resources Corp. (a)	16,634	5
Houston American Energy Corp. (a)	13,166	2
Hugoton Royalty Trust (a)	6,054	1
ION Geophysical Corp. (a)	1,922	4
KLX Energy Services Holdings, Inc. (a) (b)	3,700	8
Laredo Petroleum, Inc. (a)	1,350	19
Liberty Oilfield Services, Inc. Class A	2,088	11
Lilis Energy, Inc. (a) (k)	15,236	1
Lonestar Resources US, Inc. Class A (a)	3,016	1
Magnolia Oil & Gas Corp. Class A (a)	17,397	105
Mammoth Energy Services, Inc. (a)	5,916	7
Matador Resources Co. (a) (b)	17,638	150
Matrix Service Co. (a)	3,428	33
Mexco Energy Corp. (a)	151	—	(e)
Mitcham Industries, Inc. (a)	1,556	2
Montage Resources Corp. (a)	3,673	15
Murphy Oil Corp.	15,751	217
Nabors Industries Ltd. (a) (b)	1,129	42
NACCO Industries, Inc. Class A	603	14
National Energy Services Reunited Corp. (a)	3,236	22
Natural Gas Services Group, Inc. (a)	1,862	12
NCS Multistage Holdings, Inc. (a)	2,458	1
Newpark Resources, Inc. (a)	12,848	29
Nextdecade Corp. (a) (b)	18,659	40
Nextier Oilfield Solutions, Inc. (a) (b)	33,071	81
Nine Energy Service, Inc. (a)	2,297	4
Northern Oil And Gas, Inc. (a) (b)	53,220	45
Nuverra Environmental Solutions, Inc. (a)	1,458	3
Oasis Petroleum, Inc. (a) (b)	44,677	34
Oceaneering International, Inc. (a)	12,685	81
Oil States International, Inc. (a)	7,275	35
Overseas Shipholding Group, Inc. Class A (a)	10,553	20
Pacific Coast Oil Trust	6,163	2
Pacific Ethanol, Inc. (a)	8,677	6
Panhandle Oil And Gas, Inc. Class A	2,371	6
Parsley Energy, Inc. Class A	52,696	563
Patterson-UTI Energy, Inc.	28,223	98
PBF Energy, Inc. Class A	15,131	155
PDC Energy, Inc. (a)	14,394	179
Peabody Energy Corp. (c)	9,856	28
Penn Virginia Corp. (a)	2,218	21
Permianville Royalty Trust	3,773	5
ProPetro Holding Corp. (a)	10,468	54
QEP Resources, Inc.	35,019	45
Quintana Energy Services, Inc. (a)	1,363	1
Range Resources Corp. (b)	33,541	189

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ranger Energy Services, Inc. (a)	697	$2
Renewable Energy Group, Inc. (a) (b)	5,515	137
REX American Resources Corp. (a)	711	49
RigNet, Inc. (a)	2,133	5
Rosehill Resources, Inc. (a) (b)	599	—	(e)
Royale Energy, Inc. (a)	4,826	1
RPC, Inc. (a) (b)	11,582	36
SAExploration Holdings, Inc. (a)	642	1
SandRidge Energy, Inc. (a)	5,655	7
SEACOR Holdings, Inc. (a)	2,495	71
SEACOR Marine Holdings, Inc. (a)	2,942	8
Select Energy Services, Inc. Class A (a)	8,665	42
SFL Corp. Ltd.	14,455	134
Silverbow Resources, Inc. (a) (b)	1,859	6
SM Energy Co.	15,389	58
Smart Sand, Inc. (a)	4,246	4
Solaris Oilfield Infrastructure, Inc. Class A	3,122	23
Southwestern Energy Co. (a)	65,578	168
Stabilis Energy, Inc. (a)	483	1
Superior Drilling Products, Inc. (a)	1,925	1
Superior Energy Services, Inc. (a)	2,120	2
Talos Energy, Inc. (a)	5,823	54
Targa Resources Corp.	36,453	731
Teekay Corp. (a) (b)	9,180	22
Tellurian, Inc. (a) (b)	23,811	27
Tengasco, Inc. (a)	1,795	1
TETRA Technologies, Inc. (a) (b)	15,242	8
Tidewater, Inc. (a)	4,539	25
Torchlight Energy Resources, Inc. (a)	12,613	5
U.S. Energy Corp. Wyoming (a)	137	1
Uranium Energy Corp. (a)	29,068	26
VAALCO Energy, Inc. (a)	8,985	11
Vertex Energy, Inc. (a)	5,515	4
Voc Energy Trust	2,144	5
W&T Offshore, Inc. (a)	15,960	36
Westwater Resources, Inc. (a)	966	3
Whiting Petroleum Corp. (a) (b) (k)	11,682	13
World Fuel Services Corp. (c)	9,476	244
WPX Energy, Inc. (a)	69,604	444
Zion Oil & Gas, Inc. (a) (b)	29,151	9
		10,775
Financials (14.8%):
1347 Property Insurance Holdings, Inc. (a)	793	4
1895 Bancorp of Wisconsin, Inc. (a)	375	3
1st Source Corp.	2,705	96
Affiliated Managers Group, Inc.	5,799	432
AG Mortgage Investment Trust, Inc. (b)	4,968	16
AGNC Investment Corp.	85,586	1,105
Alleghany Corp.	2,190	1,071
Allegiance Bancshares, Inc.	2,951	75

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Ally Financial, Inc.	57,096	$1,133
Altabancorp	3,002	67
Amerant Bancorp, Inc. (a)	1,418	21
American Equity Investment Life Holding Co.	12,311	304
American Financial Group, Inc.	12,084	767
American National Bankshares, Inc.	1,732	43
American National Insurance Co.	3,481	251
American River Bankshares	925	10
Ameris Bancorp	10,157	240
AMERISAFE, Inc.	2,824	173
AmeriServ Financial, Inc.	2,866	9
Ames National Corp.	1,442	28
Annaly Capital Management, Inc.	218,867	1,437
Anworth Mortgage Asset Corp.	15,138	26
Apollo Commercial Real Estate Finance, Inc.	21,725	213
Apollo Investment Corp.	10,972	105
Arbor Realty Trust, Inc. (b)	17,796	164
Arch Capital Group Ltd. (a)	53,201	1,523
Ares Capital Corp. (b)	71,060	1,027
Ares Commercial Real Estate Corp.	4,724	43
Ares Management Corp. Class A	32,064	1,273
Argo Group International Holdings Ltd.	5,125	179
Arlington Asset Investment Corp. Class A	5,572	17
ARMOUR Residential REIT, Inc.	9,122	86
Arrow Financial Corp.	2,343	70
Artisan Partners Asset Management, Inc. Class A	6,740	219
Ashford, Inc. (a)	284	3
Assetmark Financial Holdings, Inc. (a)	3,652	100
Associated Bancorp	23,513	322
Associated Capital Group, Inc. Class A	527	19
Assured Guaranty Ltd.	13,883	339
Asta Funding, Inc. (a)	463	6
Atlantic American Corp. (a)	893	1
Atlantic Union Bankshares Corp.	12,307	285
Atlanticus Holdings Corp. (a)	1,280	13
Atlas Financial Holdings, Inc. (a)	1,707	1
Axis Capital Holdings Ltd.	12,473	506
Axos Financial, Inc. (a)	8,124	179
Bain Capital Specialty Finance, Inc.	3,475	39
Banc of California, Inc.	7,267	79
BancFirst Corp.	2,141	87
Bancorp 34, Inc.	507	6
BancorpSouth Bank	13,005	296
Bank of Hawaii Corp.	5,988	368
Bank of Marin Bancorp	1,917	64
Bank of South Carolina Corp.	744	12
Bank of the James Financial Group, Inc.	693	7
Bank OZK Class A (b)	19,893	467
Bank7 Corp.	418	5
Bankfinancial Corp.	2,150	18
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
BankUnited, Inc.	14,136	$286
Bankwell Financial Group, Inc.	1,138	18
Banner Corp.	5,084	193
Bar Harbor Bankshares	2,455	55
Barings BDC, Inc.	8,064	64
Baycom Corp. (a)	1,954	25
BCB Bancorp, Inc.	2,729	25
Benefytt Technologies, Inc. (a) (b)	1,988	41
Berkshire Hills Bancorp, Inc.	7,425	82
BGC Partners, Inc. Class A	38,474	105
BlackRock Capital Investment Corp.	11,457	31
BlackRock TCP Capital Corp.	9,713	89
Blackstone Mortgage Trust, Inc. Class A (b)	20,938	504
Blucora, Inc. (a)	6,920	79
Bogota Financial Corp. (a)	995	9
BOK Financial Corp.	4,611	260
Boston Private Financial Holdings, Inc.	11,828	81
Bridge Bancorp, Inc.	2,754	63
Bridgewater Bancshares, Inc. (a)	3,973	41
Brighthouse Financial, Inc. (a)	14,358	399
Broadmark Realty Capital, Inc.	21,324	202
Broadway Financial Corp. (a)	1,297	3
Brookline Bancorp, Inc. Class A	11,411	115
Brown & Brown, Inc.	36,691	1,495
BRP Group, Inc. Class A (a)	2,777	48
Bryn Mawr Bank Corp.	2,949	82
Business First Bancshares, Inc.	2,259	35
Byline Bancorp, Inc. Class A	4,195	55
C&F Financial Corp.	613	20
Cadence Bancorp	16,939	150
Cambridge Bancorp Class A	1,108	66
Camden National Corp.	2,163	75
Capital Bancorp, Inc. (a)	1,673	18
Capital City Bank Group, Inc.	2,148	45
Capital Southwest Corp. (b)	2,845	38
Capitala Finance Corp.	2,735	7
Capitol Federal Financial, Inc.	18,797	207
Capstar Financial Holdings, Inc.	2,709	33
Capstead Mortgage Corp.	11,183	61
Cathay General Bancorp	11,905	313
CBM Bancorp, Inc.	588	7
CBTX, Inc. Class A	3,021	63
Central Federal Corp. (a)	760	8
Central Pacific Financial Corp.	4,066	65
Central Valley Community Bancorp	1,993	31
Century Bancorp, Inc. Class A	505	39
Chemung Financial Corp.	706	19
Cherry Hill Mortgage Investment Corp.	2,438	22
Chimera Investment Corp. (b)	30,380	292
CIT Group, Inc.	14,058	291

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Citizens & Northern Corp.	2,179	$45
Citizens, Inc. (a)	7,013	42
City Holding Co.	2,335	152
Civista Bancshares, Inc.	2,535	39
CNA Financial Corp.	5,020	161
CNB Financial Corp. Class A	2,589	46
CNO Financial Group, Inc.	21,250	331
Coastal Financial Corp. (a)	1,484	22
Codorus Valley Bancorp, Inc.	1,379	19
Cohen & Co., Inc. (a)	55	1
Cohen & Steers, Inc.	4,418	301
Colony Bankcorp, Inc.	1,293	15
Colony Credit Real Estate, Inc.	13,826	97
Columbia Banking System, Inc.	9,627	273
Columbia Financial, Inc. (a) (c)	8,899	124
Commerce Bancshares, Inc. Class C	15,002	893
Community Bank System, Inc.	7,620	434
Community First Bancshares, Inc. (a)	585	5
Community Trust Bancorp, Inc. Class A	2,813	92
Conifer Holdings, Inc. (a)	564	1
ConnectOne Bancorp, Inc. Class A	5,542	89
Consumer Portfolio Services, Inc. (a)	2,446	7
County Bancorp, Inc.	911	19
Cowen, Inc. Class A (b)	4,004	65
Crawford & Co. Class B	1,426	10
Credit Acceptance Corp. (a) (b)	1,959	821
Crescent Capital BDC, Inc.	4,642	59
Crossfirst Bankshares, Inc. (a)	7,535	74
Cullen/Frost Bankers, Inc. (b)	8,309	622
Curo Group Holdings Corp.	3,155	26
Customers Bancorp, Inc. Class A (a)	4,604	55
CVB Financial Corp.	18,455	346
Diamond Hill Investment Group, Inc.	506	58
Dime Community Bancshares, Inc.	4,479	61
Donegal Group, Inc. Class A	2,050	29
Donnelley Financial Solutions, Inc. (a)	4,877	41
Dynex Capital, Inc. (b)	3,246	46
Eagle Bancorp Montana, Inc.	997	17
Eagle Bancorp, Inc.	4,660	153
Eagle Financial Bancorp, Inc.	245	4
East West Bancorp, Inc.	18,793	682
Eaton Vance Corp.	16,928	653
eHealth, Inc. (a)	3,532	347
Elevate Credit, Inc. (a)	3,295	5
Ellington Financial, Inc.	6,773	80
Ellington Residential Mortgage REIT	2,071	21
Emergent Capital, Inc. (a)	11,470	4
Employers Holdings, Inc.	4,393	132
Encore Capital Group, Inc. (a) (b)	2,941	101
Enova International, Inc. (a)	4,243	63

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Enstar Group Ltd. (a)	2,599	$397
Enterprise Bancorp, Inc.	1,860	44
Enterprise Financial Services Corp.	4,135	129
Equitable Holdings, Inc.	52,271	1,009
Equity Bancshares, Inc. Class A (a)	2,147	37
Equus Total Return, Inc. (a)	1,364	2
Erie Indemnity Co. Class A	2,952	566
Esquire Financial Holdings, Inc. (a)	1,031	17
ESSA Bancorp, Inc.	1,679	23
Evans Bancorp, Inc.	768	18
Evercore, Inc.	6,271	369
Exantas Capital Corp.	4,903	13
EZCORP, Inc. Class A (a)	6,575	41
FactSet Research Systems, Inc.	5,732	1,882
Farmers & Merchants Bancorp, Inc.	1,759	37
FB Financial Corp.	2,428	60
FBL Financial Group, Inc. Class A	4,144	149
Federal Agricultural Mortgage Corp. Class C	1,245	80
Federal Home Loan Mortgage Corp. (a) (b)	93,999	206
Federal National Mortgage Association (a) (b)	194,722	423
Federated Hermes, Inc.	12,560	298
Fednat Holding Co.	1,678	19
FFBW, Inc. (a)	570	5
Fidelity D&D Bancorp, Inc. (b)	778	37
Fidelity National Financial, Inc.	44,746	1,371
Fidus Investment Corp.	3,904	35
Financial Institutions, Inc.	2,505	47
First Acceptance Corp. (a)	2,914	2
First American Financial Corp.	16,111	774
First Bancorp, Inc.	31,545	176
First Bancorp, Inc.	1,617	35
First Bancorp, Inc. Class A	4,542	114
First Busey Corp.	8,598	160
First Choice Bancorp	1,727	28
First Citizens BancShares, Inc. Class A	1,333	540
First Commonwealth Financial Corp.	14,190	117
First Community Bankshares, Inc.	2,500	56
First Financial Bancorp	13,012	181
First Financial Bankshares, Inc.	20,302	588
First Financial Corp. Class A	1,937	71
First Financial Northwest, Inc.	1,266	12
First Hawaiian, Inc.	20,301	350
First Horizon National Corp.	43,522	433
First Internet Bancorp	1,549	26
First Interstate BancSystem, Inc. Class A	5,319	165
First Merchants Corp.	8,462	233
First Midwest Bancorp, Inc.	16,714	223
First Seacoast Bancorp Class B (a)	460	3
First U.S. Bancshares, Inc.	1,033	7
First United Corp.	1,113	15

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
First Western Financial, Inc. (a)	1,025	$15
FirstCash, Inc. Class A	5,854	395
Flagstar Bancorp, Inc.	5,247	154
Flushing Financial Corp.	4,080	47
FNB Corp.	48,344	363
FNCB Bancorp, Inc.	3,087	18
Focus Financial Partners, Inc. Class A (a)	2,807	93
Franklin Financial Network, Inc.	2,182	56
FS KKR Capital Corp. (b)	21,160	296
Fulton Financial Corp. (b)	24,211	255
FVCBankcorp, Inc. (a)	2,013	22
Gain Capital Holdings, Inc.	3,115	19
GAMCO Investors, Inc. Class A	1,676	22
Garrison Capital, Inc.	2,699	9
Genworth Financial, Inc. (a)	76,439	177
German American Bancorp, Inc. Class A	4,189	130
Glacier Bancorp, Inc.	13,955	492
Gladstone Capital Corp.	5,244	38
Gladstone Investment Corp.	5,556	57
Glen Burnie Bancorp	405	3
Goldman Sachs BDC, Inc.	6,763	110
Golub Capital BDC, Inc.	16,423	191
Goosehead Insurance, Inc. Class A (a)	1,404	106
Granite Point Mortgage Trust, Inc. (b)	9,270	67
Great Ajax Corp.	3,276	30
Great Elm Capital Group, Inc. (a)	3,594	8
Great Southern Bancorp, Inc. Class A	1,776	72
Great Western Bancorp, Inc.	7,031	97
Green Dot Corp. Class A (a)	7,215	354
Greenhill & Co., Inc.	1,642	16
Guaranty Bancshares, Inc.	1,648	43
GWG Holdings, Inc. (a)	777	6
Hallmark Financial Services, Inc. (a)	2,895	10
Hamilton Lane, Inc. Class A	2,269	153
Hancock Whitney Corp.	12,186	258
Hanmi Financial Corp.	4,428	43
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,475	327
HarborOne Bancorp, Inc. (a)	5,205	44
Harvest Capital Credit Corp.	691	3
Hawthorn Bancshares, Inc.	1,032	20
HBT Financial, Inc.	1,708	23
HCI Group, Inc.	953	44
Heartland Financial USA, Inc.	5,818	195
Hercules Capital, Inc.	18,599	195
Heritage Commerce Corp.	8,236	62
Heritage Financial Corp.	4,587	92
Heritage Insurance Holdings, Inc.	4,412	58
Hilltop Holdings, Inc.	12,589	232
HMN Financial, Inc. (a)	723	11
Home Bancorp, Inc.	1,393	37

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Home BancShares, Inc.	21,936	$337
HomeStreet, Inc.	3,069	76
Hope Bancorp, Inc.	17,813	164
Horace Mann Educators Corp.	5,970	219
Horizon Bancorp, Inc. Class A	6,404	68
Horizon Technology Finance Corp.	2,834	31
Houlihan Lokey, Inc.	2,965	165
Hunt Cos Finance Trust, Inc.	3,061	8
IBERIABANK Corp.	8,235	375
Impac Mortgage Holdings, Inc. (a)	2,110	4
Income Opportunity Realty Investors, Inc. (a)	133	1
Independence Holding Co.	944	29
Independent Bank Corp.	3,129	46
Independent Bank Corp.	4,763	320
Independent Bank Group, Inc.	5,573	226
Interactive Brokers Group, Inc.	8,646	361
International Bancshares Corp.	8,404	269
International Fcstone, Inc. (a)	2,326	128
Invesco Mortgage Capital, Inc. (b)	26,787	100
Investar Holding Corp.	1,711	25
Investcorp Credit Management BDC, Inc.	2,334	8
Investors Bancorp, Inc.	37,015	315
Investors Title Co.	153	19
Jefferies Financial Group, Inc.	35,257	548
Kearny Financial Corp.	10,550	86
Kemper Corp. (b)	10,093	732
Kinsale Capital Group, Inc.	3,068	476
KKR Real Estate Finance Trust, Inc.	4,290	71
Ladder Capital Corp.	9,522	77
Lakeland Bancorp, Inc. Class A	7,890	90
Lakeland Financial Corp.	4,018	187
Legg Mason, Inc.	13,759	685
LendingTree, Inc. (a) (b)	989	286
Level One Bancorp, Inc.	844	14
Limestone Bancorp, Inc. (a)	706	9
Live Oak Bancshares, Inc.	4,972	72
LPL Financial Holdings, Inc.	11,801	925
Luther Burbank Corp.	2,136	21
Macatawa Bank Corp.	4,817	38
Maiden Holdings Ltd. (a)	9,116	11
Main Street Capital Corp. (b)	10,909	340
Manning & Napier, Inc.	2,573	7
Markel Corp. (a)	2,201	2,031
Marlin Business Services Corp.	1,699	14
MBIA, Inc. (a)	9,106	66
Medallion Financial Corp. (a)	3,545	9
Medley Capital Corp. (a)	7,510	6
Medley Management, Inc. Class A (a)	773	1
Mercantile Bank Corp.	2,397	54
Merchants Bancorp	2,851	53

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Mercury General Corp.	4,560	$186
Meridian Bancorp, Inc.	6,343	74
Meta Financial Group, Inc.	5,062	92
Metropolitan Bank Holding Corp. (a)	1,324	42
MFA Financial, Inc.	65,521	163
MGIC Investment Corp.	53,511	437
Midland States Bancorp, Inc.	3,433	51
MidWestOne Financial Group, Inc.	2,571	51
Moelis & Co. Class A (b)	4,506	140
Monroe Capital Corp.	3,437	24
Morningstar, Inc.	3,741	527
MVB Financial Corp.	1,789	24
MVC Capital, Inc.	2,469	16
National Bank Holdings Corp. Class A	3,648	98
National Bankshares, Inc.	1,026	29
National General Holdings Corp.	11,666	252
National Western Life Group, Inc. Class A	318	65
Navient Corp.	29,983	211
NBT Bancorp, Inc.	6,302	194
Nelnet, Inc. Class A	3,095	148
New Mountain Finance Corp.	14,978	139
New Residential Investment Corp.	65,694	488
New York Community Bancorp, Inc.	60,845	620
New York Mortgage Trust, Inc.	53,312	139
Newtek Business Services Corp.	3,339	61
Nexpoint Real Estate Finance, Inc.	884	15
NI Holdings, Inc. (a)	1,354	20
Nicholas Financial, Inc. (a)	1,865	14
NMI Holdings, Inc. Class A (a)	12,232	197
Northfield Bancorp, Inc.	6,630	76
Northrim Bancorp, Inc.	984	25
Northwest Bancshares, Inc. (c)	19,090	195
Norwood Financial Corp.	1,065	26
Oaktree Specialty Lending Corp.	20,383	91
Oceanfirst Financial Corp.	9,574	169
Ocwen Financial Corp. (a)	17,008	11
OFG Bancorp	6,992	93
OFS Capital Corp.	1,757	8
Old National Bancorp	23,875	329
Old Point Financial Corp.	745	11
Old Republic International Corp.	43,446	709
Old Second Bancorp, Inc.	4,342	34
On Deck Capital, Inc. (a)	9,135	7
OneMain Holdings, Inc.	20,777	510
OP Bancorp	2,252	16
Oportun Financial Corp. (a)	2,192	29
Oppenheimer Holdings, Inc. Class A	1,592	35
Orchid Island Capital, Inc.	10,246	48
Origin Bancorp, Inc.	3,236	71
Ottawa Bancorp, Inc.	483	5

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oxford Square Capital Corp.	8,338	$23
Pacific Mercantile Bancorp (a)	3,127	11
Pacific Premier Bancorp, Inc.	12,482	271
PacWest Bancorp	17,430	344
Palomar Holdings, Inc. (a)	3,099	266
Park National Corp.	2,604	183
Parke Bancorp, Inc.	1,993	27
Patriot National Bancorp, Inc.	239	1
PCSB Financial Corp.	2,160	27
PDL Community Bancorp (a)	1,077	11
Peapack-Gladstone Financial Corp.	2,979	56
PennantPark Floating Rate Capital Ltd.	6,519	55
Pennantpark Investment Corp.	11,273	40
Penns Woods Bancorp, Inc.	1,183	27
Pennymac Financial Services	7,993	334
Pennymac Mortgage Investment Trust	14,269	250
Peoples Bancorp of North Carolina, Inc.	847	15
Peoples Bancorp, Inc.	3,166	67
Pinnacle Financial Partners, Inc.	10,967	461
Pioneer Bancorp, Inc. (a)	1,965	18
Piper Sandler Cos.	2,655	157
Plumas Bancorp	793	18
Popular, Inc.	12,682	471
Portman Ridge Finance Corp.	6,843	8
PRA Group, Inc. (a)	6,049	234
Preferred Bank	1,855	79
Premier Financial Bancorp, Inc.	2,095	27
Premier Financial Corp.	5,958	105
Primerica, Inc.	5,142	600
ProAssurance Corp.	7,786	113
Prosight Global, Inc. (a)	4,445	40
Prospect Capital Corp. (b)	51,546	263
Prosperity Bancshares, Inc.	14,333	852
Protective Insurance Corp. Class B	597	9
Provident Bancorp, Inc.	1,900	15
Provident Financial Holdings, Inc.	1,012	14
Provident Financial Services, Inc.	8,976	130
Pzena Investment Management, Inc. Class A	2,764	15
QCR Holdings, Inc.	2,494	78
Radian Group, Inc.	26,890	417
Randolph Bancorp, Inc. (a)	848	9
RBB Bancorp	2,090	29
Ready Capital Corp. (b)	8,378	73
Red River Bancshares, Inc.	961	42
Redwood Trust, Inc.	16,218	114
Regional Management Corp. (a)	1,655	29
Reinsurance Group of America, Inc.	9,536	748
RenaissanceRe Holdings Ltd.	7,480	1,279
Renasant Corp.	8,875	221
Republic Bancorp, Inc. Class A	1,933	63

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Republic First Bancorp, Inc. (a)	7,322	$18
Rhinebeck Bancorp, Inc. (a)	712	5
Richmond Mutual Bancorporation, Inc.	2,275	26
Riverview Bancorp, Inc.	3,108	18
RLI Corp. (b)	6,420	527
S&T Bancorp, Inc.	5,674	133
Sachem Capital Corp.	3,199	9
Safeguard Scientifics, Inc.	2,850	20
Safety Insurance Group, Inc. (c)	1,751	134
Salisbury Bancorp, Inc.	476	20
Sandy Spring Bancorp, Inc.	7,425	184
Santander Consumer USA Holdings, Inc. (b)	12,958	239
Saratoga Investment Corp.	1,566	25
SB Financial Group, Inc.	1,153	19
Sculptor Capital Management, Inc.	7,385	95
Seacoast Banking Corp. of Florida (a)	6,292	128
Security National Financial Corp. Class A (a)	1,879	13
SEI Investments Co.	22,883	1,258
Selective Insurance Group, Inc.	9,035	477
Selectquote, Inc. (a)	4,897	124
ServisFirst Bancshares, Inc.	7,968	285
Severn Bancorp, Inc.	1,746	11
Shore Bancshares, Inc.	1,980	22
Siebert Financial Corp. (a)	1,134	6
Sierra Bancorp	2,401	45
Signature Bank	7,690	823
Silvercrest Asset Management Group, Inc. Class A	1,231	16
Silvergate Capital Corp. Class A (a)	565	8
Simmons First National Corp. Class A	15,758	270
Sirius International Insurance Group Ltd. (a)	776	6
Sixth Street Specialty Lending, Inc.	9,585	158
SLM Corp.	49,825	350
Solar Capital Ltd.	5,969	96
Solar Senior Capital Ltd.	2,456	32
South Plains Financial, Inc.	1,853	26
South State Corp.	10,617	506
Southern First Bancshares, Inc. (a)	1,026	28
Southern Missouri Bancorp, Inc.	1,259	31
Southern National Bancorp of Virginia, Inc.	3,351	32
Southside Bancshares, Inc. (c)	4,774	132
Spirit of Texas Bancshares, Inc. (a)	2,459	30
Starwood Property Trust, Inc.	44,612	667
State Auto Financial Corp.	2,356	42
Stellus Capital Investment Corp.	3,275	24
Sterling Bancorp	2,604	9
Sterling Bancorp	30,081	353
Stewart Information Services Corp.	3,425	111
Stifel Financial Corp.	9,677	459
Stock Yards Bancorp, Inc.	3,583	144
Summit Financial Group, Inc.	2,007	33

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Suro Capital Corp. (b)	2,108	$18
Synovus Financial Corp.	22,784	468
TCF Financial Corp.	23,530	693
TCG BDC, Inc.	8,900	76
TD Ameritrade Holding Corp.	46,386	1,687
Territorial Bancorp, Inc.	1,437	34
Texas Capital Bancshares, Inc. (a)	7,801	241
TFS Financial Corp.	8,950	128
The Bancorp, Inc. (a)	7,627	75
The Bank of Princeton	960	19
The Blackstone Group, Inc. Class A	107,002	6,062
The Carlyle Group, Inc. (b)	33,972	948
The First of Long Island Corp.	3,729	61
The Hanover Insurance Group, Inc.	5,877	596
THL Credit, Inc.	5,936	19
Timberland Bancorp, Inc.	1,216	22
Tompkins Financial Corp. (g)	2,056	133
Towne Bank	10,502	198
TPG RE Finance Trust, Inc.	7,476	64
Tradeweb Markets, Inc. Class A	6,837	398
Tremont Mortgage Trust	1,386	4
TriCo Bancshares	4,250	129
TriplePoint Venture Growth BDC Corp.	5,170	53
Tristate Capital Holdings, Inc. (a)	4,115	65
Triumph Bancorp, Inc. (a)	3,526	86
Trupanion, Inc. (a) (b)	4,663	199
TrustCo Bank Corp.	13,945	88
Trustmark Corp.	8,318	204
Two Harbors Investment Corp.	43,233	218
U.S. Global Investors, Inc. Class A	1,820	3
UMB Financial Corp.	5,666	292
Umpqua Holdings Corp.	31,474	335
Union Bankshares, Inc.	602	11
United Bancorp, Inc.	896	10
United Bankshares, Inc.	19,640	543
United Community Banks, Inc.	11,453	230
United Fire Group, Inc.	3,197	89
United Insurance Holdings Corp.	3,686	29
United Security Bancshares	2,369	16
Unity Bancorp, Inc.	1,391	20
Universal Insurance Holdings, Inc.	4,741	84
Univest Financial Corp.	4,515	73
Valley National Bancorp	59,749	467
Value Line, Inc.	162	4
Velocity Financial, Inc. (a)	1,926	8
Vericity, Inc. (b)	601	6
Veritex Holdings, Inc.	6,862	121
Victory Capital Holdings, Inc. Class A (j)	2,055	35
Village Bank and Trust Financial Corp. (a)	118	4
Virtu Financial, Inc. Class A	4,861	115

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Virtus Investment Partners, Inc.	1,036	$120
Voya Financial, Inc.	19,301	900
Waddell & Reed Financial, Inc. Class A	8,055	125
Walker & Dunlop, Inc.	4,596	234
Washington Federal, Inc.	11,330	304
Washington Trust Bancorp, Inc.	2,206	72
Webster Financial Corp.	11,826	338
WesBanco, Inc.	10,486	213
West Bancorp, Inc.	2,434	43
Westamerica Bancorp	3,035	174
Westbury Bancorp, Inc. (a)	609	12
Western Alliance Bancorp	15,771	598
Western Asset Mortgage Capital Corp. (b)	8,175	22
Western New England Bancorp, Inc.	3,666	21
Westwood Holdings Group, Inc.	1,330	21
White Mountains Insurance Group Ltd.	423	376
WhiteHorse Finance, Inc.	2,626	27
Wintrust Financial Corp.	8,228	359
WisdomTree Investments, Inc.	17,623	61
World Acceptance Corp. (a) (b)	1,137	74
WSFS Financial Corp.	7,411	213
		100,753
Health Care (16.1%):
10X Genomics, Inc. Class A (a)	1,819	162
1Life Healthcare, Inc. (a) (b)	9,332	339
89bio, Inc. (a)	951	19
9 Meters Biopharma, Inc. (a)	14,725	8
Abeona Therapeutics, Inc. (a)	11,820	34
Acadia Healthcare Co., Inc. (a)	11,515	289
ACADIA Pharmaceuticals, Inc. (a)	19,393	940
Accelerate Diagnostics, Inc. (a) (b)	5,575	85
Acceleron Pharma, Inc. (a)	5,521	526
Accuray, Inc. (a) (b)	14,306	29
AcelRx Pharmaceuticals, Inc. (a)	12,709	15
Acer Therapeutics, Inc. (a) (b)	896	3
Achieve Life Sciences, Inc. (a)	6,244	2
Aclaris Therapeutics, Inc. (a)	5,773	9
Acorda Therapeutics, Inc. (a) (b)	6,052	4
Adamis Pharmaceuticals Corp. (a)	11,777	6
Adaptive Biotechnologies Corp. (a)	11,520	557
Addus HomeCare Corp. (a)	2,302	213
Adial Pharmaceuticals, Inc. (a)	2,013	3
Aduro Biotech, Inc. (a)	8,567	20
Advaxis, Inc. (a)	9,319	5
Adverum Biotechnologies, Inc. (a)	10,800	226
Aeglea BioTherapeutics, Inc. (a)	7,049	65
Aerie Pharmaceuticals, Inc. (a) (b)	7,266	107
Agenus, Inc. (a) (b)	23,693	93
AgeX Therapeutics, Inc. (a) (b)	3,546	3
Agile Therapeutics, Inc. (a)	11,144	31

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Agios Pharmaceuticals, Inc. (a) (b)	7,530	$403
Aileron Therapeutics, Inc. (a)	5,072	6
AIM ImmunoTech, Inc. (a) (b)	5,486	14
Aimmune Therapeutics, Inc. (a) (b)	5,706	95
Akcea Therapeutics, Inc. (a)	1,195	16
Akebia Therapeutics, Inc. (a)	22,327	303
Akero Therapeutics, Inc. (a)	1,446	36
Akers Biosciences, Inc. (a)	1,029	4
Albireo Pharma, Inc. (a)	2,040	54
Aldeyra Therapeutics, Inc. (a)	4,158	17
Alector, Inc. (a)	6,911	169
Alimera Sciences, Inc. (a)	626	4
Alkermes PLC (a)	21,085	409
Allakos, Inc. (a) (b)	2,050	147
Allena Pharmaceuticals, Inc. (a)	3,720	6
Allied Healthcare Products, Inc. (a)	290	3
Allogene Therapeutics, Inc. (a)	12,128	519
Allscripts Healthcare Solutions, Inc. (a)	22,138	150
Alnylam Pharmaceuticals, Inc. (a)	13,127	1,944
Alphatec Holdings, Inc. (a)	8,639	41
Alpine Immune Sciences, Inc. (a)	1,500	15
Altimmune, Inc. (a)	2,976	32
AMAG Pharmaceuticals, Inc. (a) (b)	4,553	35
Amedisys, Inc. (a)	4,899	972
American Renal Associates Holdings, Inc. Class A (a)	2,269	15
American Shared Hospital Services (a)	612	1
Amicus Therapeutics, Inc. (a)	35,958	542
AMN Healthcare Services, Inc. (a)	6,776	307
Amneal Pharmaceuticals, Inc. (a)	46,822	223
Amphastar Pharmaceuticals, Inc. (a)	5,671	127
Ampio Pharmaceuticals, Inc. (a)	25,778	16
AnaptysBio, Inc. (a)	3,899	87
AngioDynamics, Inc. (a)	5,388	55
ANI Pharmaceuticals, Inc. (a)	1,451	47
Anika Therapeutics, Inc. (a)	1,839	69
Anixa Biosciences, Inc. (a)	3,864	12
Annovis Bio, Inc. (a)	449	2
Antares Pharma, Inc. (a)	24,497	67
Apellis Pharmaceuticals, Inc. (a)	9,903	323
Apollo Endosurgery, Inc. (a)	2,345	4
Apollo Medical Holdings, Inc. (a)	5,980	99
Applied Genetic Technologies Corp. (a)	3,769	21
Applied Therapeutics, Inc. (a) (b)	2,106	76
Aprea Therapeutics, Inc. (a) (b)	1,274	49
Aptevo Therapeutics, Inc. (a)	494	4
Aptinyx, Inc. (a)	4,223	18
Apyx Medical Corp. (a)	4,886	27
AquaBounty Technologies, Inc. (a)	2,482	8
Aquestive Therapeutics, Inc. (a) (b)	5,026	24
Aravive, Inc. (a)	1,502	17

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
ARCA biopharma, Inc. (a)	307	$2
Arcus Biosciences, Inc. (a) (b)	5,852	145
Arcutis Biotherapeutics, Inc. (a) (b)	3,015	91
Ardelyx, Inc. (a)	11,530	80
Arena Pharmaceuticals, Inc. (a)	8,731	550
Aridis Pharmaceuticals, Inc. (a)	1,005	7
Arrowhead Pharmaceuticals, Inc. (a)	15,229	658
Arvinas, Inc. (a) (b)	5,002	168
Aspira Women's Health, Inc. (a)	9,005	35
Assembly Biosciences, Inc. (a)	5,171	121
Assertio Holdings, Inc. (a)	17,195	15
Atara Biotherapeutics, Inc. (a)	11,314	165
Athenex, Inc. (a)	9,332	128
Atossa Therapeutics, Inc. (a)	1,517	6
Atreca, Inc. Class A (a)	1,230	26
AtriCure, Inc. (a)	6,445	290
Atrion Corp.	173	110
aTyr Pharma, Inc. (a)	1,259	6
Avanos Medical, Inc. Class I (a)	5,461	160
Avantor, Inc. (a)	54,770	931
Avenue Therapeutics, Inc. (a)	1,234	13
AVEO Pharmaceuticals, Inc. (a)	3,720	19
Avid Bioservices, Inc. (a) (b)	8,262	54
Avinger, Inc. (a)	4,901	2
Avrobio, Inc. (a)	4,969	87
Axcella Health, Inc. (a)	3,495	19
Axogen, Inc. (a) (b)	5,884	54
Axonics Modulation Technologies, Inc. (a) (b)	4,470	157
Axsome Therapeutics, Inc. (a)	4,240	349
Ayala Pharmaceuticals, Inc. (a)	607	6
Aytu BioScience, Inc. (a) (b)	17,996	26
AzurRx BioPharma, Inc. (a)	4,221	4
Baudax Bio, Inc. (a) (b)	2,866	12
Beam Therapeutics, Inc. (a)	4,242	119
Bellerophon Therapeutics, Inc. (a)	1,455	18
Bellicum Pharmaceuticals, Inc. (a)	798	6
Bioanalytical Systems, Inc. (a)	1,297	7
Biocept, Inc. (a)	22,043	16
BioCryst Pharmaceuticals, Inc. (a)	27,287	130
BioDelivery Sciences International, Inc. (a)	15,804	69
Biolase, Inc. (a)	7,370	3
BioLife Solutions, Inc. (a) (b)	2,535	41
BioMarin Pharmaceutical, Inc. (a)	22,196	2,739
Biomerica, Inc. (a) (b)	1,635	12
BioNano Genomics, Inc. (a) (b)	13,404	7
BioSpecifics Technologies Corp. (a)	937	57
Bio-Techne Corp.	5,849	1,545
BioTelemetry, Inc. (a) (b)	4,938	223
Bioxcel Therapeutics, Inc. (a)	1,869	99
Black Diamond Therapeutics, Inc. (a) (b)	2,657	112

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
bluebird bio, Inc. (a)	7,402	$452
Blueprint Medicines Corp. (a)	7,289	569
Brickell Biotech, Inc. (a)	3,867	4
Bridgebio Pharma, Inc. (a) (b)	10,407	339
Brookdale Senior Living, Inc. (a)	27,101	80
Bruker Corp.	9,074	369
Cabaletta Bio, Inc. (a)	474	5
Caladrius Biosciences, Inc. (a)	2,133	4
Calithera Biosciences, Inc. (a)	10,304	54
Calyxt, Inc. (a)	1,055	5
Cancer Genetics, Inc. (a)	326	1
Cantel Medical Corp.	4,606	204
Capital Senior Living Corp. (a)	3,646	3
Capricor Therapeutics, Inc. (a)	2,279	10
Cara Therapeutics, Inc. (a) (b)	6,138	105
Cardiff Oncology, Inc. (a)	2,686	13
Cardiovascular Systems, Inc. (a)	4,323	136
CareDx, Inc. (a)	7,023	249
CASI Pharmaceuticals, Inc. (a)	7,805	20
Cassava Sciences, Inc. (a)	3,875	12
Castle Biosciences, Inc. (a)	2,080	78
Castlight Health, Inc. Class B (a)	7,040	6
Catabasis Pharmaceuticals, Inc. (a)	2,919	19
Catalent, Inc. (a)	20,054	1,471
Catalyst Biosciences, Inc. (a)	3,595	21
Catalyst Pharmaceuticals, Inc. (a)	16,345	76
Catasys, Inc. (a) (b)	1,314	33
Celcuity, Inc. (a)	810	6
Celldex Therapeutics, Inc. (a)	5,378	70
Cellectar Biosciences, Inc. (a)	3,874	5
CEL-SCI Corp. (a) (b)	6,012	90
Celsion Corp. (a)	4,674	17
Cerecor, Inc. (a)	11,744	31
Cerus Corp. (a)	21,507	142
Champions Oncology, Inc. (a)	939	9
Change Healthcare, Inc. (a)	40,828	457
Charles River Laboratories International, Inc. (a)	7,655	1,335
Checkpoint Therapeutics, Inc. (a)	6,572	13
Chembio Diagnostics, Inc. (a)	2,984	10
Chemed Corp.	2,429	1,095
Chemocentryx, Inc. (a)	6,758	389
Chiasma, Inc. (a)	3,851	21
Chimerix, Inc. (a)	7,601	24
Cidara Therapeutics, Inc. (a)	5,206	19
Clearside Biomedical, Inc. (a)	6,261	12
Cleveland BioLabs, Inc. (a)	803	2
Clovis Oncology, Inc. (a) (b)	13,019	88
CNS Pharmaceuticals, Inc. (a) (b)	1,134	2
Cocrystal Pharma, Inc. (a)	5,436	8
Codexis, Inc. (a)	8,137	93

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Co-Diagnostics, Inc. (a) (b)	4,340	$84
Cohbar, Inc. (a)	5,516	9
Coherus Biosciences, Inc. (a) (b)	9,896	177
Collegium Pharmaceutical, Inc. (a)	4,677	82
Community Health Systems, Inc. (a)	12,877	39
Computer Programs & Systems, Inc.	1,757	40
Concert Pharmaceuticals, Inc. (a)	4,039	40
Conformis, Inc. (a) (b)	11,298	9
CONMED Corp. (b)	3,887	280
Constellation Pharmaceuticals, Inc. (a)	4,312	130
Corcept Therapeutics, Inc. (a)	16,956	285
Cortexyme, Inc. (a)	2,226	103
CorVel Corp. (a)	1,420	101
Corvus Pharmaceuticals, Inc. (a)	3,666	10
Covetrus, Inc. (a) (b)	13,176	236
Crinetics Pharmaceuticals, Inc. (a)	3,038	53
Cross Country Healthcare, Inc. (a)	4,221	26
CryoLife, Inc. (a)	4,950	95
CryoPort, Inc. (a) (b)	6,023	182
CTI BioPharma Corp. (a)	11,150	13
Cue BioPharma, Inc. (a)	4,545	111
Cumberland Pharmaceuticals, Inc. (a)	1,408	5
Curis, Inc. (a)	7,569	9
Cutera, Inc. (a)	2,613	32
Cyclacel Pharmaceuticals, Inc. (a)	776	4
Cyclerion Therapeutics, Inc. (a)	3,220	19
Cytokinetics, Inc. (a)	7,899	186
CytomX Therapeutics, Inc. (a)	6,564	55
CytoSorbents Corp. (a)	5,299	52
CytRx Corp. (a)	5,317	4
Dare Bioscience, Inc. (a)	4,033	4
Deciphera Pharmaceuticals, Inc. (a)	6,574	393
Delcath Systems, Inc. (a)	591	6
Denali Therapeutics, Inc. (a) (b)	13,139	318
Dicerna Pharmaceuticals, Inc. (a)	10,191	259
Digirad Corp. (a)	335	1
Diversicare Healthcare Services, Inc. (a)	542	1
Durect Corp. (a)	28,345	66
Dynavax Technologies Corp. (a) (b)	15,175	135
Eagle Pharmaceuticals, Inc. (a)	1,795	86
Editas Medicine, Inc. (a)	8,857	262
Eidos Therapeutics, Inc. (a) (b)	2,333	111
Eiger Biopharmaceuticals, Inc. (a)	3,624	35
Ekso Bionics Holdings, Inc. (a)	842	7
Elanco Animal Health, Inc. (a)	53,643	1,151
Electrocore, Inc. (a)	5,000	4
Electromed, Inc. (a)	1,227	19
Eloxx Pharmaceuticals, Inc. (a)	4,319	13
Emergent BioSolutions, Inc. (a) (b)	7,053	558
Enanta Pharmaceuticals, Inc. (a)	2,489	125

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Encompass Health Corp.	15,376	$951
Endo International PLC (a) (b)	31,284	107
Endologix, Inc. (a) (b)	2,708	2
ENDRA Life Sciences, Inc. (a)	2,000	2
Entasis Therapeutics Holdings, Inc. (a)	344	1
Envista Holdings Corp. (a)	20,346	429
Enzo Biochem, Inc. (a)	6,796	15
Enzon Pharmaceuticals, Inc.	6,171	1
Epizyme, Inc. (a)	12,234	196
Equillium, Inc. (a)	1,130	3
Esperion Therapeutics, Inc. (a) (b)	3,483	179
Establishment Labs Holdings, Inc. (a)	2,432	45
Eton Pharmaceuticals, Inc. (a) (b)	2,532	14
Evelo Biosciences, Inc. (a)	1,522	7
Evofem Biosciences, Inc. (a)	11,574	33
Evoke Pharma, Inc. (a)	3,822	14
Evolent Health, Inc. Class A (a)	12,791	91
Evolus, Inc. (a) (b)	4,197	22
Exact Sciences Corp. (a)	21,401	1,861
Exagen, Inc. (a)	935	12
Exelixis, Inc. (a)	46,921	1,114
EyeGate Pharmaceuticals, Inc. (a)	731	4
Eyenovia, Inc. (a)	1,962	6
Fate Therapeutics, Inc. (a)	12,138	416
Fennec Pharmaceuticals, Inc. (a)	3,582	30
Fibrogen, Inc. (a)	10,787	437
Five Prime Therapeutics, Inc. (a)	5,791	35
Five Star Senior Living, Inc. (a)	1,803	7
Flexion Therapeutics, Inc. (a) (b)	5,303	70
Fluidigm Corp. (a)	8,440	34
FONAR Corp. (a)	1,057	23
Forte Biosciences, Inc. (a)	1,798	26
Fortress Biotech, Inc. (a)	10,539	28
Frequency Therapeutics, Inc. (a) (b)	4,433	103
Fulcrum Therapeutics, Inc. (a) (b)	2,629	48
Fulgent Genetics, Inc. (a) (b)	1,605	26
G1 Therapeutics, Inc. (a)	3,617	88
Galectin Therapeutics, Inc. (a)	7,191	22
Galera Therapeutics, Inc. (a)	1,461	10
Genesis Healthcare, Inc. (a)	11,462	8
GenMark Diagnostics, Inc. (a)	8,974	132
Genocea Biosciences, Inc. (a)	2,882	7
Genprex, Inc. (a)	5,318	17
Geron Corp. (a) (b)	44,879	98
Glaukos Corp. (a) (b)	5,132	197
Global Blood Therapeutics, Inc. (a) (b)	5,739	362
Globus Medical, Inc. (a)	10,312	492
GlycoMimetics, Inc. (a)	4,984	19
Gossamer Bio, Inc. (a) (b)	8,283	108
Gritstone Oncology, Inc. (a) (b)	3,259	22
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Guardant Health, Inc. (a)	12,086	$980
Haemonetics Corp. (a)	7,116	637
Halozyme Therapeutics, Inc. (a)	16,442	441
Hancock Jaffe Laboratories, Inc. (a)	3,302	1
Hanger, Inc. (a)	4,385	73
Harpoon Therapeutics, Inc. (a)	1,387	23
Harrow Health, Inc. (a)	4,308	22
Harvard Bioscience, Inc. (a)	6,001	19
Health Catalyst, Inc. (a) (b)	5,369	157
HealthEquity, Inc. (a)	10,804	634
HealthStream, Inc. (a)	3,820	85
Heat Biologics, Inc. (a)	13,524	11
Helius Medical Technologies, Inc. (a) (b)	5,948	3
Heska Corp. (a)	1,405	131
Hill-Rom Holdings, Inc.	10,183	1,118
Histogen, Inc. (a)	1,907	7
HMS Holdings Corp. (a)	12,784	414
Homology Medicines, Inc. (a)	4,714	72
Hookipa Pharma, Inc. (a)	1,035	12
Horizon Therapeutics PLC (a)	30,473	1,695
Hoth Therapeutics, Inc. (a)	1,196	3
HTG Molecular Diagnostics, Inc. (a)	9,100	7
iCAD, Inc. (a)	3,612	36
ICU Medical, Inc. (a)	2,557	471
Ideaya Biosciences, Inc. (a)	2,594	37
Idera Pharmaceuticals, Inc. (a)	4,260	8
IGM Biosciences, Inc. (a)	1,183	86
Imac Holdings, Inc. (a)	976	1
IMARA, Inc. (a) (b)	1,278	35
ImmuCell Corp. (a)	1,006	5
Immunic, Inc. (a)	2,164	26
ImmunoGen, Inc. (a)	27,272	125
Immunomedics, Inc. (a)	36,494	1,293
Inari Medical, Inc. (a)	1,342	65
Infinity Pharmaceuticals, Inc. (a)	9,077	8
Infusystem Holdings, Inc. (a)	2,126	25
Inmune Bio, Inc. (a)	709	4
Innoviva, Inc. (a)	9,880	138
Inogen, Inc. (a)	2,039	72
Inovalon Holdings, Inc. Class A (a)	7,315	141
Inovio Pharmaceuticals, Inc. (a) (b)	25,519	688
Insmed, Inc. (a)	12,571	346
Inspire Medical System, Inc. (a)	3,993	347
Insulet Corp. (a)	7,413	1,439
Integer Holdings Corp. (a)	4,693	343
Integra LifeSciences Holdings Corp. (a) (b)	8,844	416
Intellia Therapeutics, Inc. (a) (b)	6,309	133
Intercept Pharmaceuticals, Inc. (a)	3,490	167
Interpace Biosciences, Inc. (a)	637	3
Intersect ENT, Inc. (a)	4,762	64

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
IntriCon Corp. (a)	1,315	$18
Invacare Corp.	4,341	28
Invitae Corp. (a)	18,286	554
Ionis Pharmaceuticals, Inc. (a) (b)	17,100	1,008
iRadimed Corp. (a)	1,054	24
iRhythm Technologies, Inc. (a)	2,956	343
IRIDEX Corp. (a)	2,132	5
Ironwood Pharmaceuticals, Inc. (a)	20,098	207
IsoRay, Inc. (a)	11,374	6
IVERIC bio, Inc. (a)	12,226	62
Jaguar Health, Inc. (a)	5,081	2
Jounce Therapeutics, Inc. (a)	2,921	20
Kala Pharmaceuticals, Inc. (a)	7,494	79
Kaleido Biosciences, Inc. (a) (b)	2,371	18
KalVista Pharmaceuticals, Inc. (a)	1,501	18
Karuna Therapeutics, Inc. (a)	1,670	186
Keros Therapeutics, Inc. (a)	1,490	56
Kewaunee Scientific Corp.	380	4
Kezar Life Sciences, Inc. (a)	5,386	28
Kindred Biosciences, Inc. (a)	6,209	28
Kiniksa Pharmaceuticals Ltd. Class A (a)	1,502	38
Kodiak Sciences, Inc. (a)	4,562	247
Krystal Biotech, Inc. (a)	1,819	75
Kura Oncology, Inc. (a)	7,244	118
Lannett Co., Inc. (a)	4,002	29
Lantheus Holdings, Inc. (a)	8,436	121
Larimar Therapeutics, Inc. (a)	2,113	27
Leap Therapeutics, Inc. (a)	6,316	13
LeMaitre Vascular, Inc.	2,206	58
Lexicon Pharmaceuticals, Inc. (a)	6,295	13
LHC Group, Inc. (a)	4,620	805
Ligand Pharmaceuticals, Inc. (a) (b)	2,212	247
Lineage Cell Therapeutics, Inc. (a) (b)	24,183	21
Liquidia Technologies, Inc. (a) (b)	1,527	13
Livongo Health, Inc. (a) (b)	8,716	655
LogicBio Therapeutics, Inc. (a)	2,826	24
Luminex Corp.	6,621	215
Lumos Pharma, Inc. (a) (b)	1,074	18
Lyra Therapeutics, Inc. (a)	584	7
MacroGenics, Inc. (a)	5,866	164
Madrigal Pharmaceuticals, Inc. (a) (b)	1,609	182
Magellan Health, Inc. (a)	3,652	267
Magenta Therapeutics, Inc. (a)	5,341	40
MannKind Corp. (a)	33,687	59
Marinus Pharmaceuticals, Inc. (a) (b)	13,818	35
Marker Therapeutics, Inc. (a) (b)	5,320	11
Masimo Corp. (a)	6,733	1,534
Mateon Therapeutics, Inc. (a)	11,249	2
Matinas BioPharma Holdings, Inc. (a)	31,213	24
MediciNova, Inc. (a) (b)	6,594	36

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MEDNAX, Inc. (a)	13,211	$226
Medpace Holdings, Inc. (a) (b)	3,925	365
MEI Pharma, Inc. (a)	14,792	61
MeiraGTx Holdings PLC (a)	3,203	40
Menlo Therapeutics, Inc. (a)	25,229	44
Meridian Bioscience, Inc. (a)	6,193	144
Merit Medical Systems, Inc. (a)	7,356	336
Merrimack Pharmaceuticals, Inc.	2,114	7
Mersana Therapeutics, Inc. (a) (b)	9,118	213
Microbot Medical, Inc. (a)	1,098	8
Millendo Therapeutics, Inc. (a)	2,523	4
Minerva Neurosciences, Inc. (a)	6,264	23
Miragen Therapeutics, Inc. (a)	7,318	8
Mirum Pharmaceuticals, Inc. (a)	1,922	37
Misonix, Inc. (a)	2,072	28
Moderna, Inc. (a) (b)	47,725	3,065
Molecular Templates, Inc. (a)	4,303	59
Moleculin Biotech, Inc. (a)	9,750	9
Molina Healthcare, Inc. (a)	6,967	1,239
Momenta Pharmaceuticals, Inc. (a)	13,062	435
Monopar Therapeutics, Inc. (a)	591	4
Morphic Holding, Inc. (a)	1,234	33
Motus GI Holdings, Inc. (a)	3,780	5
MTBC, Inc. (a)	1,292	11
Mustang Bio, Inc. (a)	7,131	23
MyoKardia, Inc. (a)	6,559	634
Myomo, Inc. (a)	469	2
Myriad Genetics, Inc. (a)	9,025	102
NanoString Technologies, Inc. (a) (b)	4,884	143
NantHealth, Inc. (a)	3,719	17
NantKwest, Inc. (a) (b)	5,465	67
Natera, Inc. (a)	12,575	627
National Healthcare Corp. (c)	2,273	144
National Research Corp.	1,864	109
Natus Medical, Inc. (a)	4,887	107
Navidea Biopharmaceuticals, Inc. (a)	2,074	8
Nektar Therapeutics (a) (b)	14,963	347
Neogen Corp. (a)	6,583	511
NeoGenomics, Inc. (a)	16,052	497
Neos Therapeutics, Inc. (a)	7,947	5
NeuroBo Pharmaceuticals, Inc. (a)	415	3
Neurocrine Biosciences, Inc. (a)	12,335	1,505
NeuroMetrix, Inc. (a)	461	1
Neuronetics, Inc. (a)	2,676	5
Neurotrope, Inc. (a)	3,319	4
Nevro Corp. (a)	4,573	546
NextCure, Inc. (a)	2,777	60
Nextgen Healthcare, Inc. (a)	6,780	74
NGM Biopharmaceuticals, Inc. (a)	4,124	81
Northwest Biotherapeutics, Inc. (a) (b)	111,953	38

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
NovaBay Pharmaceuticals, Inc. (a)	3,816	$4
Novan, Inc. (a)	11,167	5
Novavax, Inc. (a)	9,452	788
Novus Therapeutics, Inc. (a)	2,404	1
NuVasive, Inc. (a)	7,669	427
Obalon Therapeutics, Inc. (a)	1,158	1
Ocugen, Inc. (a)	16,494	4
Ocular Therapeutix, Inc. (a) (b)	9,921	83
Odonate Therapeutics, Inc. (a)	2,321	98
Omeros Corp. (a) (b)	8,523	125
Omnicell, Inc. (a)	6,162	435
Oncocyte Corp. (a)	9,719	19
Onconova Therapeutics, Inc. (a)	28,359	16
OncoSec Medical, Inc. (a)	1,531	3
Oncternal Therapeutics, Inc. (a)	2,244	6
OpGen, Inc. (a)	2,533	5
Opiant Pharmaceuticals, Inc. (a)	681	6
OPKO Health, Inc. (a) (b)	78,838	269
Optinose, Inc. (a)	3,936	29
Option Care Health, Inc. (a)	5,645	78
Oragenics, Inc. (a)	6,516	5
Oramed Pharmaceuticals, Inc. (a)	3,482	12
OraSure Technologies, Inc. (a)	9,660	112
Organogenesis Holdings, Inc. (a)	3,568	14
Orgenesis, Inc. (a)	3,143	19
ORIC Pharmaceuticals, Inc. (a) (b)	2,716	92
Orthofix Medical, Inc. (a)	2,584	83
Orthopediatrics Corp. (a)	2,221	97
Osmotica Pharmaceuticals PLC (a)	2,277	15
Otonomy, Inc. (a)	4,463	16
Outlook Therapeutics, Inc. (a) (b)	6,145	8
Ovid Therapeutics, Inc. (a)	5,892	43
Owens & Minor, Inc. (b)	9,111	69
Oyster Point Pharma, Inc. (a)	1,055	30
Pacific Biosciences of California, Inc. (a)	24,091	83
Pacira BioSciences, Inc. (a)	6,019	316
Palatin Technologies, Inc. (a) (b)	36,234	19
Paratek Pharmaceuticals, Inc. (a) (b)	6,091	32
Passage Bio, Inc. (a) (b)	2,897	79
Patterson Cos., Inc. (c)	10,309	227
PAVmed, Inc. (a)	6,627	14
PDL BioPharma, Inc. (a)	18,028	52
PDS Biotechnology Corp. (a)	2,093	4
Penumbra, Inc. (a)	4,653	832
Personalis, Inc. (a)	3,412	44
PetIQ, Inc. (a)	1,098	38
Pfenex, Inc. (a) (b)	3,690	31
PhaseBio Pharmaceuticals, Inc. (a)	2,516	12
Phathom Pharmaceuticals, Inc. (a) (b)	2,387	79
Phibro Animal Health Corp. Class A	2,176	57

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Phreesia, Inc. (a)	4,430	$125
Pieris Pharmaceuticals, Inc. (a)	8,269	26
Plus Therapeutics, Inc. (a)	650	1
PLx Pharma, Inc. (a)	1,448	5
PolarityTE, Inc. (a) (b)	4,850	6
Portola Pharmaceuticals, Inc. (a)	12,272	221
PPD, Inc. (a)	22,858	613
PRA Health Sciences, Inc. (a)	7,916	770
Precigen, Inc. (a) (b)	10,639	53
Precipio, Inc. (a)	1,834	3
Precision BioSciences, Inc. (a)	6,714	56
Predictive Oncology, Inc. (a)	1,450	2
Premier, Inc. Class A (a) (b)	7,167	246
Pressure BioSciences, Inc. (a)	466	1
Prestige Consumer Healthcare, Inc. (a)	7,495	282
Prevail Therapeutics, Inc. (a)	5,003	75
Principia Biopharma, Inc. (a)	3,944	236
Pro-Dex, Inc. (a)	468	8
Progyny, Inc. (a)	6,301	163
ProPhase Labs, Inc.	1,521	2
Protagonist Therapeutics, Inc. (a)	4,689	83
Protalix BioTherapeutics, Inc. (a)	4,582	17
Protara Therapeutics, Inc. (a)	875	26
Proteostasis Therapeutics, Inc. (a)	7,540	10
Provention Bio, Inc. (a)	7,500	106
Psychemedics Corp.	790	4
PTC Therapeutics, Inc. (a)	9,596	487
Pulmatrix, Inc. (a)	4,060	7
Pulse Biosciences, Inc. (a)	2,707	28
Puma Biotechnology, Inc. (a)	5,493	57
Qualigen Therapeutics, Inc. (a) (b)	2,085	8
Quanterix Corp. (a)	3,760	103
Quidel Corp. (a)	4,448	995
R1 RCM, Inc. (a)	16,613	185
RA Medical Systems, Inc. (a)	3,841	2
RadNet, Inc. (a)	6,609	105
RAPT Therapeutics, Inc. (a) (b)	1,435	42
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,129	488
Recro Pharma, Inc.	3,764	17
RegeneRx Biopharmaceuticals, Inc. (a)	13,237	4
REGENXBIO, Inc. (a)	4,258	157
Regulus Therapeutics, Inc. (a)	3,945	3
Repligen Corp. (a)	7,299	902
Replimune Group, Inc. (a)	2,721	68
ReShape Lifesciences, Inc. (a)	922	4
resTORbio, Inc. (a)	3,983	9
Retractable Technologies, Inc. (a)	1,593	11
Retrophin, Inc. (a)	5,927	121
Revance Therapeutics, Inc. (a)	7,962	194
REVOLUTION Medicines, Inc. (a)	5,259	166

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rexahn Pharmaceuticals, Inc. (a)	649	$2
Rhythm Pharmaceuticals, Inc. (a)	5,634	126
Rigel Pharmaceuticals, Inc. (a)	22,391	41
Rocket Pharmaceuticals, Inc. (a) (b)	8,068	169
Rockwell Medical, Inc. (a) (b)	7,664	15
RTI Surgical Holdings, Inc. (a)	9,060	29
Rubius Therapeutics, Inc. (a)	3,924	23
Sage Therapeutics, Inc. (a)	6,285	261
Salarius Pharmaceuticals, Inc. (a)	1,950	3
Sangamo Therapeutics, Inc. (a) (b)	18,239	163
Sarepta Therapeutics, Inc. (a)	11,277	1,808
Satsuma Pharmaceuticals, Inc. (a)	1,024	29
Savara, Inc. (a)	7,107	18
Scholar Rock Holding Corp. (a)	1,958	36
Schrodinger, Inc. (a) (b)	1,915	175
scPharmaceuticals, Inc. (a)	3,333	25
SCWorx Corp. (a) (d) (g)	955	3
SCYNEXIS, Inc. (a)	16,614	12
Seaspine Holdings Corp. (a)	2,977	31
Seattle Genetics, Inc. (a)	24,448	4,155
Second Sight Medical Products, Inc. (a)	2,220	2
Seelos Therapeutics, Inc. (a)	7,028	7
Select Medical Holdings Corp. (a)	13,290	196
Selecta Biosciences, Inc. (a) (b)	9,267	26
Sellas Life Sciences Group, Inc. (a)	1,040	3
Seneca BioPharma, Inc. (a)	2,879	2
Senestech, Inc. (a)	571	1
Senseonics Holdings, Inc. (a) (b)	24,879	10
Sensus Healthcare, Inc. (a)	2,054	6
Seres Therapeutics, Inc. (a)	4,882	23
Sesen Bio, Inc. (a)	17,081	12
Shockwave Medical, Inc. (a)	3,268	155
SI-BONE, Inc. (a)	4,063	65
Sientra, Inc. (a) (b)	7,993	31
Sierra Oncology, Inc. (a)	1,416	17
SIGA Technologies, Inc. (a)	8,858	52
Silk Road Medical, Inc. (a)	4,609	193
Simulations Plus, Inc.	2,181	130
SiNtx Technologies, Inc. (a)	1,904	4
SmileDirectClub, Inc. (a) (b)	9,712	77
Soleno Therapeutics, Inc. (a)	5,564	12
Solid Biosciences, Inc. (a)	4,648	14
Soliton, Inc. (a)	1,311	10
Sonoma Pharmaceuticals, Inc. (a)	281	2
Spectrum Pharmaceuticals, Inc. (a)	16,646	56
Spero Therapeutics, Inc. (a)	2,736	37
Spring Bank Pharmaceuticals, Inc. (a)	2,731	4
SpringWorks Therapeutics, Inc. (a)	2,604	109
STAAR Surgical Co. (a)	7,130	439
Stereotaxis, Inc. (a)	10,024	45

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Stoke Therapeutics, Inc. (a)	2,717	$65
Strata Skin Sciences, Inc. (a)	3,629	4
Streamline Health Solutions, Inc. (a)	4,887	6
Strongbridge BioPharma PLC (a)	6,203	23
Sunesis Pharmaceuticals, Inc. (a)	17,794	5
SunLink Health Systems, Inc. (a)	685	1
Supernus Pharmaceuticals, Inc. (a)	7,509	178
Surface Oncology, Inc. (a)	2,191	14
Surgery Partners, Inc. (a)	4,078	47
Surmodics, Inc. (a)	1,945	84
Sutro Biopharma, Inc. (a)	4,223	33
Syndax Pharmaceuticals, Inc. (a)	5,159	76
Syneos Health, Inc. (a)	9,284	541
Synlogic, Inc. (a)	3,313	7
Synthetic Biologics, Inc. (a)	2,979	2
Syros Pharmaceuticals, Inc. (a)	4,226	45
T2 Biosystems, Inc. (a) (b)	19,036	24
Tabula Rasa Healthcare, Inc. (a) (b)	3,020	165
Tactile Systems Technology, Inc. (a)	2,361	98
Tandem Diabetes Care, Inc. (a)	8,590	850
TCR2 Therapeutics, Inc. (a)	1,215	19
Tela Bio, Inc. (a)	442	6
Teladoc Health, Inc. (a)	10,767	2,055
Teligent, Inc. (a)	571	1
Tenet Healthcare Corp. (a)	15,847	287
Tetraphase Pharmaceuticals, Inc. (a)	1,197	3
TFF Pharmaceuticals, Inc. (a)	2,481	14
The Ensign Group, Inc.	7,851	329
The Joint Corp. (a)	2,203	34
The Pennant Group, Inc. (a)	3,331	75
The Providence Service Corp. (a)	1,890	149
TherapeuticsMD, Inc. (a) (b)	33,805	42
Thermogenesis Holdings, Inc. (a)	942	5
Tilray, Inc. Class 2 (a) (b)	1,680	12
Timber Pharmaceuticals, Inc. (a)	1,953	4
Tivity Health, Inc. (a)	4,892	55
Tonix Pharmaceuticals Holding Corp. (a)	8,834	5
Tracon Pharmaceuticals, Inc. (a)	870	2
TransEnterix, Inc. (a) (b)	8,455	5
Translate Bio, Inc. (a)	7,299	131
TransMedics Group, Inc. (a)	2,926	52
Trevena, Inc. (a)	17,481	26
Trevi Therapeutics, Inc. (a)	540	4
Tricida, Inc. (a) (b)	6,216	171
Turning Point Therapeutics, Inc. (a)	5,770	373
Twist Bioscience Corp. (a)	5,306	240
Tyme Technologies, Inc. (a)	9,331	12
U.S. Physical Therapy, Inc.	1,383	112
Ultragenyx Pharmaceutical, Inc. (a) (b)	5,024	393
United Therapeutics Corp. (a)	6,291	761

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
UNITY Biotechnology, Inc. (a)	3,967	$34
Unum Therapeutics, Inc. (a)	2,673	1
UroGen Pharma Ltd. (a) (b)	2,508	66
Urovant Sciences Ltd. (a)	873	9
Utah Medical Products, Inc.	423	37
Vaccinex, Inc. (a)	1,932	7
Vanda Pharmaceuticals, Inc. (a)	7,247	83
Vapotherm, Inc. (a)	3,320	136
Varex Imaging Corp. (a)	5,654	86
Vaxart, Inc. (a) (b)	11,975	106
Veeva Systems, Inc. Class A (a)	16,410	3,848
Venus Concept, Inc. (a)	2,221	8
Veracyte, Inc. (a)	6,313	164
Verastem, Inc. (a)	25,963	45
Vericel Corp. (a) (b)	6,502	90
Verrica Pharmaceuticals, Inc. (a)	1,737	19
Viela Bio, Inc. (a) (b)	2,571	111
Viking Therapeutics, Inc. (a) (b)	10,254	74
Vir Biotechnology, Inc. (a) (b)	8,921	365
Viveve Medical, Inc. (a)	2,360	1
VIVUS, Inc. (a)	2,825	2
Vocera Communications, Inc. (a)	3,339	71
Voyager Therapeutics, Inc. (a)	3,690	47
vTv Therapeutics, Inc. Class A (a)	1,368	3
X4 Pharmaceuticals, Inc. (a)	2,443	23
XBiotech, Inc. (a) (b)	1,844	25
Xencor, Inc. (a)	4,505	146
Xeris Pharmaceuticals, Inc. (a) (b)	5,625	15
XOMA Corp. (a)	1,778	35
Xtant Medical Holdings, Inc. (a)	2,135	2
Yield10 Bioscience, Inc. (a)	266	2
Y-mAbs Therapeutics, Inc. (a)	4,613	199
Zentalis Pharmaceuticals, Inc. (a) (b)	2,474	119
ZIOPHARM Oncology, Inc. (a) (b) (c)	29,185	96
Zogenix, Inc. (a)	7,724	209
Zomedica Pharmaceuticals Corp. (a) (b)	31,916	8
Zosano Pharma Corp. (a) (b)	9,050	8
Zynerba Pharmaceuticals, Inc. (a) (b)	3,734	13
		111,385
Industrials (12.7%):
AAON, Inc. (b)	5,337	290
AAR Corp.	5,017	104
ABM Industries, Inc.	9,634	350
Acacia Research Corp. (a)	7,779	32
ACCO Brands Corp.	14,771	105
Acme United Corp.	449	10
Acuity Brands, Inc.	5,733	549
ADT, Inc. (b)	17,900	143
Advanced Disposal Services, Inc. (a)	10,462	316
Advanced Drainage Systems, Inc.	8,442	417

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
AECOM (a)	17,496	$658
Aegion Corp. (a)	3,560	56
AeroCentury Corp. (a)	205	1
Aerojet Rocketdyne Holdings, Inc. (a)	9,770	387
Aerovironment, Inc. (a)	2,986	238
AGCO Corp.	9,567	531
AIkido Pharma, Inc.	5,226	4
Air Industries Group (a)	3,291	4
Air Lease Corp.	16,241	476
Air T, Inc. (a)	279	3
Air Transport Services Group, Inc. (a) (b)	9,418	210
Alamo Group, Inc.	1,535	158
Albany International Corp.	3,693	217
Allegiant Travel Co. (b)	1,934	211
Allied Motion Technologies, Inc.	1,457	51
Allison Transmission Holdings, Inc.	15,223	560
Altra Industrial Motion Corp.	9,565	305
AMERCO, Inc. (b)	1,516	458
Ameresco, Inc. Class A (a)	3,440	96
American Superconductor Corp. (a)	3,045	25
American Woodmark Corp. (a)	2,021	153
AMREP Corp. (a)	465	2
Apogee Enterprises, Inc.	3,541	82
Applied Energetics, Inc. (a)	31,176	9
Applied Industrial Technologies, Inc.	5,207	325
Aqua Metals, Inc. (a)	9,182	13
ARC Document Solutions, Inc.	6,579	7
ArcBest Corp.	3,653	97
Arcosa, Inc.	6,971	294
Argan, Inc.	2,131	101
Armstrong Flooring, Inc. (a)	2,864	9
Armstrong World Industries, Inc.	5,952	464
Art's-Way Manufacturing Co., Inc. (a)	387	1
ASGN, Inc. (a)	7,238	483
Astec Industries, Inc.	3,266	151
Astronics Corp. (a) (c)	3,310	35
Astrotech Corp. (a)	840	2
Atkore International Group, Inc. (a)	6,823	187
Atlas Air Worldwide Holdings, Inc. (a) (b)	3,295	142
Avalon Holdings Corp. Class A (a)	319	1
Avis Budget Group, Inc. (a) (b) (c)	10,057	230
Axon Enterprise, Inc. (a)	8,248	809
AZZ, Inc.	3,167	109
Babcock & Wilcox Enterprises, Inc. (a)	3,980	9
Barnes Group, Inc.	6,192	245
Barrett Business Services, Inc.	1,026	55
Beacon Roofing Supply, Inc. (a)	7,986	211
BioHiTech Global, Inc. (a)	1,964	5
Bloom Energy Corp. Class A (a) (b)	2,947	32
BlueLinx Holdings, Inc. (a)	1,481	13

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
BMC Stock Holdings, Inc. (a) (b)	10,474	$263
Brady Corp. Class A	5,767	270
Briggs & Stratton Corp. (b)	5,426	7
Brightview Holdings, Inc. (a)	5,470	61
Broadwind Energy, Inc. (a)	2,350	9
Builders FirstSource, Inc. (a)	18,234	377
BWX Technologies, Inc. (b)	11,528	653
CAI International, Inc. (a)	2,414	40
Capstone Turbine Corp. (a)	1,533	5
Carlisle Cos., Inc.	8,402	1,006
Casella Waste Systems, Inc. (a)	6,499	339
CBIZ, Inc. (a)	8,157	196
CECO Environmental Corp. (a)	4,522	30
Charah Solutions, Inc. (a)	1,709	5
Chart Industries, Inc. (a)	5,200	252
Chicago Rivet & Machine Co.	133	3
CIRCOR International, Inc. (a)	2,588	66
Civeo Corp. (a)	21,805	13
Clean Harbors, Inc. (a)	8,036	482
Colfax Corp. (a)	10,146	283
Columbus McKinnon Corp.	3,480	116
Comfort Systems USA, Inc.	5,213	212
Commercial Vehicle Group, Inc. (a)	5,053	15
Construction Partners, Inc. Class A (a) (b)	1,915	34
Continental Materials Corp. (a) (d) (g)	114	1
Cornerstone Building Brands, Inc. (a)	8,060	49
CoStar Group, Inc. (a) (c)	5,891	4,186
Covanta Holding Corp.	19,968	191
Covenant Transport Group, Inc. Class A (a)	1,954	28
CPI Aerostructures, Inc. (a)	1,834	6
CRA International, Inc.	1,100	43
Crane Co.	7,213	429
CSW Industrials, Inc.	2,320	160
Cubic Corp. (b)	3,842	185
Curtiss-Wright Corp.	6,302	563
Daseke, Inc. (a)	7,605	30
Deluxe Corp.	5,837	137
DLH Holdings Corp. (a)	1,745	13
DMC Global, Inc.	1,711	47
Document Security Systems, Inc. (a)	220	2
Donaldson Co., Inc.	17,691	822
Douglas Dynamics, Inc.	2,921	103
DPW Holdings, Inc. (a)	844	2
Ducommun, Inc. (a)	1,841	64
DXP Enterprise, Inc. (a)	2,145	43
Dycom Industries, Inc. (a)	3,937	161
Eagle Bulk Shipping, Inc. (a) (b)	7,742	17
Echo Global Logistics, Inc. (a)	3,804	82
EMCOR Group, Inc.	8,207	544
Encore Wire Corp.	2,973	145

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energous Corp. (a) (b)	6,392	$18
Energy Focus, Inc. (a) (b)	486	3
Energy Recovery, Inc. (a)	6,642	50
Enerpac Tool Group Corp.	8,036	141
EnerSys	6,425	414
Ennis, Inc. (c)	4,038	73
Enphase Energy, Inc. (a)	16,421	781
EnPro Industries, Inc.	2,967	146
ESCO Technologies, Inc.	3,284	278
Espey Manufacturing & Electronics Corp.	363	6
EVI Industries, Inc. (a) (b)	661	14
Evoqua Water Technologies Corp. (a)	11,604	216
Exponent, Inc.	7,453	603
Federal Signal Corp.	8,711	259
Fluor Corp.	17,912	216
Forrester Research, Inc. (a)	1,609	52
Forward Air Corp.	4,046	202
Foundation Building Materials, Inc. (a)	3,342	52
Franklin Covey Co. (a)	2,076	44
Franklin Electric Co., Inc.	5,201	273
FreightCar America, Inc. (a)	2,105	3
FTI Consulting, Inc. (a)	4,679	536
Fuel Tech, Inc. (a)	2,776	2
FuelCell Energy, Inc. (a) (b)	33,698	76
Gates Industrial Corp. PLC (a)	7,332	75
GATX Corp. (b)	4,167	254
GEE Group, Inc. (a)	2,210	1
Gencor Industries, Inc. (a)	1,545	20
Gibraltar Industries, Inc. (a)	4,305	207
Giga-tronics, Inc. (a)	326	1
GMS, Inc. (a)	6,119	150
Graco, Inc.	25,771	1,236
GrafTech International Ltd.	11,230	90
Graham Corp.	1,447	18
Granite Construction, Inc. (b)	5,738	110
Great Lakes Dredge & Dock Corp. (a)	9,587	89
Griffon Corp.	5,502	102
H&E Equipment Services, Inc.	5,255	97
Harsco Corp. (a)	11,539	156
Hawaiian Holdings, Inc.	6,644	93
HC2 Holdings, Inc. (a) (b)	6,339	21
HD Supply Holdings, Inc. (a)	22,334	775
Healthcare Services Group (b)	11,261	275
Heartland Express, Inc.	6,702	140
HEICO Corp. Class A	10,875	883
Heidrick & Struggles International, Inc.	2,787	60
Helios Technologies, Inc.	3,722	139
Herc Holdings, Inc. (a)	4,602	141
Heritage-Crystal Clean, Inc. (a)	2,503	44
Herman Miller, Inc.	8,893	210

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hertz Global Holdings, Inc. (a) (b) (k)	22,250	$31
Hexcel Corp.	13,336	603
Hillenbrand, Inc.	9,799	265
HNI Corp.	5,449	167
Houston Wire & Cable Co. (a)	2,342	6
Hub Group, Inc. Class A (a)	4,427	212
Hubbell, Inc.	7,746	970
Hudson Global, Inc. (a)	369	3
Hudson Technologies, Inc. (a)	5,305	5
Hurco Cos., Inc.	1,086	30
Huron Consulting Group, Inc. (a)	3,381	150
Hyster-Yale Materials Handling, Inc.	1,718	66
IAA, Inc. (a)	21,170	816
ICF International, Inc.	2,976	193
Ideal Power, Inc. (a)	271	2
IES Holdings, Inc. Class A (a)	3,544	82
Infrastructure And Energy Alternatives, Inc. Class A (a)	3,549	14
InnerWorkings, Inc. (a)	7,044	9
Innovative Solutions & Support, Inc. (a)	1,799	9
Insperity, Inc.	5,476	354
Insteel Industries, Inc.	2,591	49
Interface, Inc.	7,276	59
ITT, Inc.	12,624	742
JanOne, Inc. (a)	185	1
JELD-WEN Holding, Inc. (a)	11,350	183
JetBlue Airways Corp. (a)	34,918	381
Jewett-Cameron Trading Co. Ltd. (a)	328	2
John Bean Technologies Corp.	4,159	358
Kadant, Inc.	1,698	169
Kaman Corp.	3,997	166
KAR Auction Services, Inc.	19,988	275
Kelly Services, Inc. Class A	4,554	72
Kennametal, Inc.	11,431	328
Kforce, Inc. (b)	3,427	100
Kimball International, Inc. Class B	5,512	64
Kirby Corp. (a)	7,268	389
Knight-Swift Transportation Holdings, Inc.	17,132	715
Knoll, Inc.	7,068	86
Korn Ferry	7,959	245
Kratos Defense & Security Solutions, Inc. (a) (b)	17,631	276
Landstar System, Inc.	5,419	609
Lawson Products, Inc. (a)	500	16
LB Foster Co. Class A (a)	1,692	22
Lennox International, Inc.	4,951	1,155
Limbach Holdings, Inc. (a)	885	3
Lincoln Electric Holdings, Inc.	8,487	715
Lindsay Corp.	1,349	124
LSI Industries, Inc.	3,831	25
Lydall, Inc. (a)	2,558	35
Lyft, Inc. Class A (a) (b)	5,674	187

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Manitex International, Inc. (a)	2,458	$12
ManpowerGroup, Inc.	8,882	611
Marten Transport Ltd.	5,719	144
MasTec, Inc. (a)	7,564	339
Mastech Digital, Inc. (a)	528	14
Matson, Inc.	5,138	150
Matthews International Corp. Class A	4,521	86
Maxar Technologies, Inc. (b)	7,578	136
McGrath RentCorp	3,493	189
Mercury Systems, Inc. (a)	8,320	654
Meritor, Inc. (a)	8,869	176
Mesa Air Group, Inc. (a)	3,491	12
Miller Industries, Inc.	1,669	50
Mistras Group, Inc. (a)	3,128	12
Mobile Mini, Inc.	6,339	187
Moog, Inc. Class A	3,835	203
MRC Global, Inc. (a)	11,167	66
MSA Safety, Inc.	4,899	561
MSC Industrial Direct Co., Inc.	5,418	394
Mueller Industries, Inc.	8,209	218
Mueller Water Products, Inc. Class A	22,812	215
MYR Group, Inc. (a)	2,161	69
National Presto Industries, Inc.	732	64
Navistar International Corp. (a) (b)	13,884	392
Nl Industries, Inc.	1,394	5
NN, Inc. (b)	4,816	23
Nordson Corp.	8,421	1,597
Northwest Pipe Co. (a)	1,531	38
NOW, Inc. (a)	14,703	127
nVent Electric PLC	26,559	497
Ocean Power Technologies, Inc. (a)	2,710	2
Odyssey Marine Exploration, Inc. (a) (b)	1,395	7
Omega Flex, Inc.	357	38
Orion Energy Systems, Inc. (a)	4,325	15
Orion Group Holdings, Inc. (a)	4,455	14
Oshkosh Corp.	8,927	639
Owens Corning, Inc.	16,500	920
PAM Transportation Services, Inc. (a)	308	9
Park Aerospace Corp.	2,968	33
Park-Ohio Holdings Corp.	1,361	23
Parsons Corp. (a)	16,588	601
Patrick Industries, Inc.	3,438	211
Patriot Transportation Holding, Inc.	313	3
Performant Financial Corp. (a)	4,575	3
Perma-Fix Environmental Services (a)	1,694	11
Perma-Pipe International Holdings, Inc. (a)	1,124	6
PGT Innovations, Inc. (a)	7,232	113
PICO Holdings, Inc. (a)	2,857	24
Pitney Bowes, Inc. (b)	24,962	65
Plug Power, Inc. (a) (b)	50,708	416

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Polar Power, Inc. (a)	682	$3
Powell Industries, Inc.	1,309	36
Preformed Line Products Co.	478	24
Primoris Services Corp.	6,572	117
Proto Labs, Inc. (a) (b)	2,417	272
Quad/Graphics, Inc.	4,882	16
Quanex Building Products Corp.	4,708	65
Quest Resource Holding Corp. (a)	1,631	2
R.R. Donnelley & Sons Co.	9,710	12
Raven Industries, Inc.	5,181	111
RBC Bearings, Inc. (a)	3,243	435
RCM Technologies, Inc. (a)	1,700	2
Red Violet, Inc. (a)	1,405	25
Regal Beloit Corp.	5,586	488
Rekor Systems, Inc. (a)	2,385	10
Resideo Technologies, Inc. (a)	19,049	223
Resources Connection, Inc.	4,648	56
REV Group, Inc.	4,254	26
Rexnord Corp.	18,922	552
Rush Enterprises, Inc. Class A	3,990	165
Ryder System, Inc.	7,679	288
Saia, Inc. (a) (b)	3,770	419
Schneider National, Inc. Class B	6,555	162
SG Blocks, Inc. (a)	1,431	4
Shiftpixy, Inc. (a)	294	2
SIFCO Industries, Inc. (a)	568	2
Simpson Manufacturing Co., Inc.	5,482	462
Sino-Global Shipping America Ltd. (a)	2,362	1
SiteOne Landscape Supply, Inc. (a) (b)	4,717	538
SkyWest, Inc.	7,251	237
SP Plus Corp. (a)	3,597	74
Spirit AeroSystems Holdings, Inc. Class A	16,859	404
Spirit Airlines, Inc. (a) (b)	12,876	229
SPX Corp. (a)	6,519	268
SPX Flow, Inc. (a)	5,020	188
Standex International Corp.	1,649	95
Steelcase, Inc. Class A	12,350	149
Stericycle, Inc. (a)	12,144	679
Sterling Construction Co., Inc. (a)	4,422	46
Sunrun, Inc. (a)	18,007	355
Sunworks, Inc. (a)	2,769	2
Systemax, Inc.	2,521	52
Taylor Devices, Inc. (a)	463	5
Team, Inc. (a) (b)	3,554	20
Tennant Co.	2,419	157
Terex Corp.	10,487	197
Tetra Tech, Inc.	8,176	647
Textainer Group Holdings Ltd. (a)	7,381	60
The Brink's Co.	7,215	328
The Eastern Co.	932	17

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Exone Co. (a) (b)	1,577	$13
The Goldfield Corp. (a)	3,381	13
The Gorman-Rupp Co.	3,422	106
The Greenbrier Cos., Inc.	4,340	99
The LS Starrett Co. Class A (a)	844	3
The Manitowoc Co., Inc. (a)	5,396	59
The Middleby Corp. (a)	7,102	561
The Shyft Group, Inc.	5,203	88
The Timken Co.	10,981	500
The Toro Co.	15,110	1,001
Thermon Group Holdings, Inc. (a)	4,268	62
Titan International, Inc. (b)	8,866	13
Titan Machinery, Inc. (a)	2,777	30
TPI Composites, Inc. (a)	4,981	116
TransUnion	26,489	2,305
Trex Co., Inc. (a) (b)	8,658	1,126
TriMas Corp. (a)	6,205	149
Trinet Group, Inc. (a)	7,129	434
Trinity Industries, Inc. (b)	18,426	392
Triumph Group, Inc.	6,283	57
TrueBlue, Inc. (a)	5,164	79
Tutor Perini Corp. (a)	5,443	66
Twin Disc, Inc. (a)	1,691	9
U.S. Ecology, Inc.	4,715	160
Uber Technologies, Inc. (a)	253,654	7,883
UFP Industries, Inc.	8,836	437
Ultralife Corp. (a)	2,537	18
UniFirst Corp.	1,906	341
Univar Solutions, Inc. (a)	21,300	359
Universal Logistics Holdings, Inc.	1,268	22
Upwork, Inc. (a)	14,714	212
USA Truck, Inc. (a)	1,052	8
Valmont Industries, Inc.	3,304	375
Vectrus, Inc. (a)	1,482	73
Veritiv Corp. (a)	1,895	32
Viad Corp.	2,948	56
Vicor Corp. (a)	2,735	197
Virco Manufacturing Corp. (a)	2,167	6
VirTra, Inc. (a)	1,304	5
Vivint Solar, Inc. (a) (b)	8,805	87
VSE Corp.	1,170	37
Wabash National Corp.	7,021	75
Watsco, Inc.	4,257	756
Watts Water Technologies, Inc. Class A	3,175	257
Welbilt, Inc. (a)	19,272	117
Werner Enterprises, Inc.	5,693	248
WESCO International, Inc. (a) (b)	7,572	266
Wilhelmina International, Inc. (a) (g)	555	2
Willdan Group, Inc. (a)	1,744	44
Williams Industrial Services Group, Inc. (a)	3,535	5
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Willis Lease Finance Corp. (a)	649	$16
Willscot Corp. (a)	6,181	76
Woodward, Inc.	7,960	617
XPO Logistics, Inc. (a) (b)	14,097	1,088
YRC Worldwide, Inc. (a) (b)	4,497	8
		85,699
Information Technology (19.9%):
2u, Inc. (a) (b)	8,065	306
3d Systems Corp. (a) (b)	15,990	112
8x8, Inc. (a)	14,986	240
A10 Networks, Inc. (a)	9,960	68
Acacia Communications, Inc. (a)	6,254	420
ACI Worldwide, Inc. (a)	15,791	426
ACM Research, Inc. Class A (a)	366	23
ADDvantage Technologies Group, Inc. (a)	827	3
ADTRAN, Inc.	6,855	75
Advanced Energy Industries, Inc. (a)	5,598	379
Aehr Test Systems (a)	3,870	8
Agilysys, Inc. (a)	3,463	62
Airgain, Inc. (a) (b)	1,435	15
Akoustis Technologies, Inc. (a) (b)	5,642	47
Alarm.com Holdings, Inc. (a) (b)	4,919	319
Alliance Data Systems Corp.	7,607	343
Alpha & Omega Semiconductor Ltd. (a)	3,289	36
Altair Engineering, Inc. Class A (a)	2,205	88
Alteryx, Inc. Class A (a) (b)	2,440	401
Ambarella, Inc. (a)	5,428	249
American Software, Inc. Class A	3,085	49
Amkor Technology, Inc. (a)	19,868	245
Amtech Systems, Inc. (a)	1,842	9
Anaplan, Inc. (a)	21,877	991
Andrea Electronics Corp. (a)	10,534	—	(e)
Appfolio, Inc. Class A (a)	2,188	356
Appian Corp. (a) (b)	1,934	99
Applied DNA Sciences, Inc. (a)	692	6
Applied Optoelectronics, Inc. (a) (b)	2,941	32
Arlo Technologies, Inc. (a)	9,446	24
Arrow Electronics, Inc. (a)	12,036	827
Aspen Technology, Inc. (a)	9,434	977
AstroNova, Inc.	1,062	8
Asure Software, Inc. (a)	2,091	13
Atomera, Inc. (a)	3,113	28
Avalara, Inc. (a)	12,394	1,650
Avaya Holdings Corp. (a) (b)	11,136	138
Aviat Networks, Inc. (a)	643	12
Avid Technology, Inc. (a)	5,511	40
Avnet, Inc.	14,943	417
Aware, Inc. (a)	2,207	7
Axcelis Technologies, Inc. (a)	4,312	120
AXT, Inc. (a)	6,455	31

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Badger Meter, Inc.	3,966	$250
Bel Fuse, Inc. Class B	1,485	16
Belden, Inc.	6,064	197
Benchmark Electronics, Inc.	5,265	114
Benefitfocus, Inc. (a)	4,206	45
Bill.com Holdings, Inc. (a)	5,979	539
BK Technologies Corp.	1,575	5
Black Knight, Inc. (a)	16,132	1,171
Blackbaud, Inc.	6,090	348
Blackline, Inc. (a)	7,396	613
Booz Allen Hamilton Holdings Corp.	19,250	1,497
Bottomline Technologies de, Inc. (a)	5,686	289
Box, Inc. Class A (a)	23,995	498
Boxlight Corp. Class A (a)	4,524	4
Bridgeline Digital, Inc. (a)	720	1
Brightcove, Inc. (a)	5,637	44
Brooks Automation, Inc.	10,789	477
BSQUARE Corp. (a)	2,070	3
Cabot Microelectronics Corp.	4,350	607
CACI International, Inc. Class A (a)	3,670	796
CalAmp Corp. (a)	4,502	36
Calix, Inc. Class A (a)	7,902	118
Cambium Networks Corp. (a)	1,079	8
Cardtronics PLC Class A (a)	5,832	140
Casa Systems, Inc. (a)	6,701	28
Cass Information Systems, Inc.	1,794	70
CCUR Holdings, Inc.	908	3
CDK Global, Inc.	18,594	770
Cemtrex, Inc. (a)	2,485	4
Cerence, Inc. (a) (b)	5,769	236
Ceridian HCM Holding, Inc. (a)	9,753	773
CEVA, Inc. (a)	3,182	119
ChannelAdvisor Corp. (a)	3,816	60
Ciena Corp. (a)	23,487	1,272
Cirrus Logic, Inc. (a)	7,654	473
Clearfield, Inc. (a)	1,925	27
ClearOne, Inc. (a)	896	2
ClearSign Technologies Corp. (a)	3,324	7
Cloudera, Inc. (a)	42,707	543
Cloudflare, Inc. Class A (a)	6,126	220
Coda Octopus Group, Inc. (a) (b)	757	4
Cognex Corp.	24,826	1,483
Coherent, Inc. (a)	3,752	491
Cohu, Inc.	5,540	96
CommScope Holding Co., Inc. (a)	24,700	206
Communications Systems, Inc.	1,273	6
CommVault Systems, Inc. (a)	6,522	252
Computer Task Group, Inc. (a)	2,331	9
Comtech Telecommunications Corp.	3,577	60
Conduent, Inc. (a)	33,395	80

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CoreLogic, Inc.	10,014	$673
Cornerstone OnDemand, Inc. (a)	9,552	368
Coupa Software, Inc. (a)	9,748	2,702
CPI Card Group, Inc. (a)	793	2
Cree, Inc. (a)	13,275	786
Crowdstrike Holdings, Inc. Class A (a)	3,269	328
CSG Systems International, Inc.	4,782	198
CSP, Inc.	565	5
CTS Corp.	4,123	83
CVD Equipment Corp. (a)	970	3
Cyberoptics Corp. (a)	1,207	39
Daktronics, Inc.	5,761	25
Dasan Zhone Solutions, Inc. (a)	2,026	18
Data I/O Corp. (a)	1,382	5
Datadog, Inc. Class A (a)	4,028	350
Dell Technologies, Inc. Class C (a)	34,877	1,917
Diebold Nixdorf, Inc. (a)	11,227	68
Digi International, Inc. (a)	3,798	44
Digimarc Corp. (a) (b)	1,871	30
Digital Ally, Inc. (a)	2,831	9
Diodes, Inc. (a)	6,407	325
DocuSign, Inc. (a)	27,096	4,667
Dolby Laboratories, Inc. Class A	9,308	613
Domo, Inc. Class B (a) (b)	1,599	51
Dropbox, Inc. Class A (a)	6,254	136
DSP Group, Inc. (a)	3,317	53
Dynatrace, Inc. (a)	22,668	920
Eastman Kodak Co. (a)	3,015	7
Ebix, Inc.	2,924	65
EchoStar Corp. Class A (a)	7,570	212
eGain Corp. (a)	3,716	41
eMagin Corp. (a)	7,148	6
EMCORE Corp. (a)	4,198	13
Endurance International Group Holdings, Inc. (a)	12,280	49
Entegris, Inc.	19,464	1,149
Envestnet, Inc. (a)	8,457	622
EPAM Systems, Inc. (a)	8,793	2,216
ePlus, Inc. (a)	1,816	128
Euronet Worldwide, Inc. (a)	8,251	791
Everbridge, Inc. (a)	4,911	679
Everi Holdings, Inc. (a)	12,624	65
Everspin Technologies, Inc. (a)	2,385	17
Evo Payments, Inc. Class A (a)	2,487	57
Evolving Systems, Inc. (a)	1,394	2
Exela Technologies, Inc. (a) (b)	14,443	8
ExlService Holdings, Inc. (a)	5,019	318
Extreme Networks, Inc. (a)	17,584	76
Fair Isaac Corp. (a)	4,438	1,855
FARO Technologies, Inc. (a)	2,264	121
Fastly, Inc. Class A (a)	1,943	165

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Fireeye, Inc. (a)	34,846	$424
First Solar, Inc. (a)	11,752	582
Fitbit, Inc. Class A (a) (b)	32,769	212
Five9, Inc. (a)	9,803	1,085
Forescout Technologies, Inc. (a) (b)	7,372	156
FormFactor, Inc. (a)	10,372	304
Frequency Electronics, Inc. (a)	827	7
Genasys, Inc. (a)	5,571	27
Genpact Ltd.	26,895	982
GlobalSCAPE, Inc.	1,919	19
GoDaddy, Inc. Class A (a)	10,361	760
GreenSky, Inc. Class A (a) (b)	6,646	33
GSE Systems, Inc. (a)	2,954	3
GSI Technology, Inc. (a)	3,232	23
Guidewire Software, Inc. (a)	13,239	1,468
Harmonic, Inc. (a) (b)	11,367	54
HubSpot, Inc. (a)	6,381	1,432
I3 Verticals, Inc. Class A (a)	1,108	34
Ichor Holdings Ltd. (a)	3,298	88
Identiv, Inc. (a)	2,615	13
IEC Electronics Corp. (a)	1,639	16
II-VI, Inc. (a) (b)	12,428	587
Image Sensing Systems, Inc. (a)	609	2
Immersion Corp. (a)	4,076	25
Impinj, Inc. (a) (b)	2,898	80
Infinera Corp. (a)	24,825	147
Information Services Group, Inc. (a)	5,845	12
Innodata, Inc. (a)	3,620	5
Inphi Corp. (a)	7,215	848
Inpixon (a) (b)	4,075	6
Inseego Corp. (a) (b)	11,487	133
Insight Enterprises, Inc. (a) (b)	4,388	216
Intellicheck, Inc. (a)	2,074	16
Intelligent Systems Corp. (a)	870	30
InterDigital, Inc. (b)	4,601	261
inTEST Corp. (a)	1,492	5
Intevac, Inc. (a)	3,121	17
Inuvo, Inc. (a)	9,761	5
Issuer Direct Corp. (a)	451	5
Iteris, Inc. (a)	5,600	27
Itron, Inc. (a)	5,610	372
J2 Global, Inc. (a) (b)	7,140	451
Jabil, Inc.	18,246	585
KBR, Inc.	21,533	486
Key Tronic Corp. (a)	1,466	8
Kimball Electronics, Inc. (a)	3,907	53
Knowles Corp. (a)	13,388	204
Kopin Corp. (a)	12,135	16
Kulicke & Soffa Industries, Inc.	9,447	197
KVH Industries, Inc. (a)	2,270	20

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lantronix, Inc. (a)	3,008	$11
Lattice Semiconductor Corp. (a)	19,240	546
LightPath Technologies, Inc. Class A (a)	3,957	13
Limelight Networks, Inc. (a)	17,705	130
Littelfuse, Inc.	3,469	592
LivePerson, Inc. (a)	7,791	323
LiveRamp Holdings, Inc. (a)	8,240	350
LogMeIn, Inc.	7,052	598
Lumentum Holdings, Inc. (a)	11,208	913
Luna Innovations, Inc. (a)	4,869	28
MACOM Technology Solutions Holdings, Inc. (a)	7,289	250
Manhattan Associates, Inc. (a)	7,900	744
ManTech International Corp. Class A	3,790	260
Marin Software, Inc. (a)	877	1
Marvell Technology Group Ltd.	81,661	2,863
MAXIMUS, Inc.	9,175	646
MaxLinear, Inc. (a)	8,516	183
Medallia, Inc. (a) (b)	11,385	287
Mesa Laboratories, Inc.	631	137
Methode Electronics, Inc.	5,363	168
MicroStrategy, Inc. (a)	1,232	146
MicroVision, Inc. (a) (b)	23,969	33
Mitek Systems, Inc. (a)	6,561	63
MKS Instruments, Inc.	7,670	869
MobileIron, Inc. (a)	14,354	71
Model N, Inc. (a) (b)	4,898	170
MoneyGram International, Inc. (a)	9,600	31
MongoDB, Inc. (a) (b)	294	67
Monolithic Power Systems, Inc.	6,920	1,639
MoSys, Inc. (a)	541	1
MTS Systems Corp.	2,781	49
Napco Security Technologies, Inc. (a)	2,035	48
National Instruments Corp.	15,590	603
NCR Corp. (a)	19,769	343
NeoPhotonics Corp. (a)	7,214	64
Net Element, Inc. (a)	641	6
NETGEAR, Inc. (a)	4,223	109
Netlist, Inc. (a)	27,510	16
NetScout Systems, Inc. (a) (b)	10,321	264
NetSol Technologies, Inc. (a)	1,902	5
New Relic, Inc. (a)	8,049	555
NIC, Inc.	9,120	209
nLight, Inc. (a)	4,983	111
Novanta, Inc. (a)	5,137	548
Nuance Communications, Inc. (a)	44,455	1,125
Nutanix, Inc. Class A (a) (b)	14,764	350
NVE Corp.	570	35
NXT-ID, Inc. (a)	4,640	2
Okta, Inc. (a)	5,866	1,175
ON Semiconductor Corp. (a)	63,426	1,256

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
One Stop Systems, Inc. (a)	1,636	$3
OneSpan, Inc. (a)	5,016	140
Onto Innovation, Inc. (a)	7,020	239
Optical Cable Corp. (a)	966	2
Orbital Energy Group, Inc. (a)	4,091	3
OSI Systems, Inc. (a)	2,604	194
PagerDuty, Inc. (a)	7,384	211
Palo Alto Networks, Inc. (a) (c)	14,922	3,428
PAR Technology Corp. (a)	2,852	85
ParkerVision, Inc. (a)	7,554	4
Paylocity Holding Corp. (a) (b)	5,777	843
Paysign, Inc. (a)	4,877	47
PC Connection, Inc.	1,625	75
PC-Telephone, Inc.	2,844	19
PDF Solutions, Inc. (a)	3,198	63
Pegasystems, Inc.	6,059	613
Perceptron, Inc. (a)	1,439	5
Perficient, Inc. (a)	4,783	171
Perspecta, Inc.	20,790	483
PFSweb, Inc. (a)	2,487	17
Photronics, Inc. (a)	8,759	97
Ping Identity Holding Corp. (a)	2,827	91
Pixelworks, Inc. (a)	6,074	20
Plantronics, Inc.	3,356	49
Plexus Corp. (a)	3,778	267
Pluralsight, Inc. Class A (a)	3,844	69
Power Integrations, Inc.	4,064	480
Powerfleet, Inc. (a)	4,775	22
PRGX Global, Inc. (a)	3,689	17
Progress Software Corp.	6,476	251
Proofpoint, Inc. (a)	8,286	921
PROS Holdings, Inc. (a) (b)	4,804	213
PTC, Inc. (a)	16,146	1,256
Pure Storage, Inc. Class A (a)	14,367	249
Q2 Holdings, Inc. (a) (b)	7,694	660
Qualys, Inc. (a)	4,912	511
Quicklogic Corp. (a)	1,742	5
Qumu Corp. (a)	2,092	8
Rambus, Inc. (a)	16,379	249
Rapid7, Inc. (a)	7,981	407
RealNetworks, Inc. (a)	2,828	4
RealPage, Inc. (a)	14,080	915
Research Frontiers, Inc. (a)	4,278	17
Resonant, Inc. (a) (b)	8,425	20
RF Industries Ltd.	1,412	7
Ribbon Communications, Inc. (a)	17,039	67
Richardson Electronics Ltd.	1,591	6
Rimini Street, Inc. (a)	3,898	20
RingCentral, Inc. Class A (a)	10,487	2,990
Riot Blockchain, Inc. (a) (b)	4,530	10

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rogers Corp. (a)	2,729	$340
Rubicon Technology, Inc. (a)	366	3
Sabre Corp.	37,524	302
Sailpoint Technologies Holding, Inc. (a)	13,344	353
Sanmina Corp. (a)	9,748	244
ScanSource, Inc. (a)	3,281	79
Science Applications International Corp.	8,862	688
Seachange International, Inc. (a)	4,731	7
SecureWorks Corp. Class A (a) (b)	12,706	145
Semtech Corp. (a)	8,982	469
ServiceSource International, Inc. (a)	11,838	19
SharpSpring, Inc. (a)	1,590	14
ShotSpotter, Inc. (a) (b)	1,400	35
SigmaTron International, Inc. (a)	593	2
Silicon Laboratories, Inc. (a)	5,436	545
Sitime Corp. (a)	710	34
Slack Technologies, Inc. Class A (a) (b)	45,495	1,414
SMART Global Holdings, Inc. (a)	1,897	52
Smartsheet, Inc. Class A (a)	2,215	113
Smith Micro Software, Inc. (a)	6,129	27
Socket Mobile, Inc. (a)	829	1
Solarwinds Corp. (a)	12,583	222
Sonim Technologies, Inc. (a)	7,529	6
Splunk, Inc. (a)	22,706	4,513
Sprout Social, Inc. Class A (a)	1,440	39
SPS Commerce, Inc. (a)	4,992	375
Square, Inc. Class A (a)	37,676	3,953
SS&C Technologies Holdings, Inc.	37,970	2,145
StarTek, Inc. (a)	2,009	10
Steel Connect, Inc. (a)	6,818	4
Summit Wireless Technologies, Inc. (a)	1,220	3
Sunpower Corp. (a) (b)	13,717	105
Superconductor Technologies, Inc. (a)	3,876	1
Support.com, Inc.	2,499	4
SVMK, Inc.. (a)	18,108	426
Switch, Inc. Class A (b)	813	14
Sykes Enterprises, Inc. (a)	5,517	153
Synacor, Inc. (a)	4,776	5
Synaptics, Inc. (a)	4,464	268
Synchronoss Technologies, Inc. (a)	5,318	19
SYNNEX Corp.	4,761	570
Tech Data Corp. (a) (f)	5,313	770
Telenav, Inc. (a)	5,487	30
Tenable Holdings, Inc. (a)	10,089	301
Teradata Corp. (a)	16,602	345
Teradyne, Inc.	25,365	2,143
TESSCO Technologies, Inc.	877	5
The Hackett Group, Inc.	4,132	56
The Rubicon Project, Inc. (a)	17,517	117
The Trade Desk, Inc. Class A (a)	4,802	1,952

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
TransAct Technologies, Inc.	1,268	$6
Trimble, Inc. (a)	34,437	1,487
TTEC Holdings, Inc.	2,743	128
TTM Technologies, Inc. (a) (b)	13,577	161
Twilio, Inc. Class A (a)	12,010	2,635
Ubiquiti, Inc. (b)	1,285	224
Ultra Clean Holdings, Inc. (a)	5,770	131
Unisys Corp. (a) (b)	7,941	87
Universal Display Corp.	6,337	948
Universal Security Instruments, Inc. (a)	246	—	(e)
Upland Software, Inc. (a)	3,234	112
Varonis Systems, Inc. (a)	4,657	412
Veeco Instruments, Inc. (a)	6,483	87
Verint Systems, Inc. (a)	9,548	431
Veritone, Inc. (a)	3,553	53
Verra Mobility Corp. (a)	20,119	207
ViaSat, Inc. (a)	8,569	329
Viavi Solutions, Inc. (a)	32,966	420
VirnetX Holding Corp. (b)	10,006	65
Virtusa Corp. (a)	4,408	143
Vishay Intertechnology, Inc.	17,025	260
Vishay Precision Group, Inc. (a)	1,983	49
Vislink Technologies, Inc. (a) (b)	14,837	9
VMware, Inc. Class A (a) (b)	12,652	1,959
Wayside Technology Group, Inc.	571	15
Westell Technologies, Inc. Class A (a)	1,638	1
WEX, Inc. (a)	5,926	978
WidePoint Corp. (a)	14,097	10
Wireless Telecom Group, Inc. (a)	3,276	3
Workday, Inc. Class A (a)	15,411	2,888
Workiva, Inc. (a)	4,281	229
Xperi Holding Corp.	16,631	245
Yext, Inc. (a) (b)	13,825	230
Zendesk, Inc. (a)	15,750	1,394
Zix Corp. (a)	9,002	62
Zoom Video Communications, Inc. Class A (a)	3,795	962
Zscaler, Inc. (a) (b)	12,180	1,334
Zuora, Inc. Class A (a)	2,144	27
		138,140
Materials (3.7%):
Advanced Emissions Solutions, Inc.	2,923	14
Advansix, Inc. (a)	3,814	45
Alcoa Corp. (a)	29,697	334
Allegheny Technologies, Inc. (a)	17,033	174
American Vanguard Corp.	3,703	51
Ampco-Pittsburgh Corp. (a)	1,490	5
AptarGroup, Inc.	8,957	1,003
Ashland Global Holdings, Inc.	9,351	646
Axalta Coating Systems Ltd. (a)	35,602	803
Balchem Corp.	4,130	392

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Berry Global Group, Inc. (a)	19,828	$879
Boise Cascade Co.	5,207	196
Cabot Corp.	8,732	324
Carpenter Technology Corp.	7,153	174
Century Aluminum Co. (a)	7,370	53
Chase Corp.	1,160	119
Clearwater Paper Corp. (a)	2,006	72
Cleveland-Cliffs, Inc. (b)	57,639	318
Coeur Mining, Inc. (a)	38,082	193
Commercial Metals Co.	18,017	368
Compass Minerals International, Inc.	4,789	233
Core Molding Technologies, Inc. (a)	1,201	5
Crown Holdings, Inc. (a)	20,153	1,313
Eagle Materials, Inc.	6,437	453
Ferro Corp. (a)	11,062	132
Flotek Industries, Inc. (a)	10,539	13
Forterra, Inc. (a)	3,394	38
Friedman Industries, Inc.	1,177	6
Futurefuel Corp.	3,751	45
GCP Applied Technologies, Inc. (a)	11,035	205
General Moly, Inc. (a)	15,660	3
Golden Minerals Co. (a)	14,655	6
Graphic Packaging Holding Co.	44,616	624
Greif, Inc. Class A	3,340	115
H.B. Fuller Co.	7,001	312
Hawkins, Inc.	1,336	57
Haynes International, Inc.	1,436	34
Hecla Mining Co.	82,270	269
Huntsman Corp.	33,002	593
Ingevity Corp. (a)	6,166	324
Innospec, Inc.	3,098	239
Intrepid Potash, Inc. (a)	14,370	14
Kaiser Aluminum Corp.	2,151	158
Koppers Holdings, Inc. (a)	2,857	54
Kraton Corp. (a)	4,606	80
Kronos Worldwide, Inc.	3,690	38
Livent Corp. (a)	17,943	111
Louisiana-Pacific Corp.	16,791	431
LSB Industries, Inc. (a)	3,448	4
Marrone Bio Innovations, Inc. (a)	21,063	25
Materion Corp.	2,902	178
Mayville Engineering Co., Inc. (a)	1,201	9
Minerals Technologies, Inc.	4,645	218
Myers Industries, Inc.	4,751	69
Nanophase Technologies Corp. (a)	3,143	1
Neenah, Inc.	2,231	110
NewMarket Corp.	1,121	449
Northern Technologies International Corp.	1,330	11
O-I Glass, Inc.	20,797	187
Olin Corp.	20,171	232

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Olympic Steel, Inc.	1,386	$16
P.H. Glatfelter Co.	6,407	103
Paramount Gold Nevada Corp. (a)	3,456	4
PolyOne Corp.	13,677	359
PQ Group Holdings, Inc. (a)	7,119	94
Quaker Chemical Corp. (b)	1,135	211
Ramaco Resources, Inc. (a)	1,868	4
Rare Element Resources Ltd. (a)	8,918	8
Rayonier Advanced Materials, Inc. (a)	9,358	26
Reliance Steel & Aluminum Co.	9,737	924
Royal Gold, Inc.	8,821	1,097
RPM International, Inc.	18,289	1,374
Ryerson Holding Corp. (a)	2,885	16
Schnitzer Steel Industries, Inc.	3,781	67
Schweitzer-Mauduit International, Inc.	3,776	126
Sensient Technologies Corp.	5,626	293
Silgan Holdings, Inc.	11,372	368
Silver Bull Resources, Inc. (a)	34,571	2
Solitario Zinc Corp. (a)	9,088	3
Sonoco Products Co.	15,183	794
Southern Copper Corp.	14,299	569
Steel Dynamics, Inc.	32,183	840
Stepan Co.	2,948	286
Summit Materials, Inc. Class A (a)	15,926	256
SunCoke Energy, Inc.	11,968	35
Synalloy Corp. (a)	1,310	10
The Chemours Co.	21,261	326
The Scotts Miracle-Gro Co.	5,785	778
Timberline Resources Corp. (a)	5,289	—	(e)
TimkenSteel Corp. (a)	5,444	21
Trecora Resources (a)	3,741	23
Tredegar Corp.	4,452	69
Trinseo SA	3,794	84
U.S. Antimony Corp. (a)	9,287	5
U.S. Concrete, Inc. (a)	2,075	51
U.S. Gold Corp. (a)	346	2
UFP Technologies, Inc. (a)	1,120	49
United States Lime & Minerals, Inc.	313	26
United States Steel Corp. (b)	34,843	252
Universal Stainless & Alloy Products, Inc. (a)	1,407	12
Valhi, Inc.	428	4
Valvoline, Inc.	26,445	511
Verso Corp. Class A	5,069	61
Vista Gold Corp. (a)	16,117	14
W.R. Grace & Co.	10,458	531
Warrior Met Coal, Inc.	7,485	115
Westlake Chemical Corp.	6,011	322
Worthington Industries, Inc.	5,692	212
		24,914

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (8.5%):
Acadia Realty Trust	14,475	$188
Agree Realty Corp.	7,334	482
Alexander & Baldwin, Inc.	10,455	127
Alexander's, Inc.	455	110
Alpine Income Property Trust, Inc.	812	13
American Assets Trust, Inc.	10,099	281
American Campus Communities, Inc.	23,137	809
American Finance Trust, Inc.	8,941	71
American Homes 4 Rent Class A	43,931	1,182
American Realty Investors, Inc. (a)	349	3
Americold Realty Trust	31,991	1,161
Apple Hospitality REIT, Inc.	37,531	363
Armada Hoffler Properties, Inc.	7,978	79
Ashford Hospitality Trust, Inc.	16,459	12
Bluerock Residential Growth REIT, Inc.	3,786	31
Braemar Hotels & Resorts, Inc.	4,737	14
Brandywine Realty Trust	28,667	312
Brixmor Property Group, Inc.	49,845	639
BRT Apartments Corp.	2,226	24
Camden Property Trust	16,373	1,494
CareTrust REIT, Inc.	12,069	207
CatchMark Timber Trust, Inc. Class A	7,213	64
CBL & Associates Properties, Inc. (a) (b)	27,113	7
Cedar Realty Trust, Inc.	15,019	15
Chatham Lodging Trust	7,896	48
CIM Commercial Trust Corp.	1,645	18
Clipper Realty, Inc.	2,217	18
Colony Capital, Inc. (b)	76,981	185
Columbia Property Trust, Inc.	19,237	253
Community Healthcare Trust, Inc.	3,019	123
Condor Hospitality Trust, Inc.	969	4
CoreCivic, Inc.	17,901	168
CorEnergy Infrastructure Trust, Inc.	2,158	20
Corepoint Lodging, Inc.	8,898	37
CoreSite Realty Corp.	4,589	556
Corporate Office Properties Trust	18,860	478
Cousins Properties, Inc.	24,975	745
CTO Realty Growth, Inc.	665	26
CubeSmart	32,550	879
CyrusOne, Inc.	19,369	1,409
DiamondRock Hospitality Co.	33,501	185
Diversified Healthcare Trust	39,999	177
Douglas Emmett, Inc.	29,487	904
Easterly Government Properties, Inc.	12,630	292
EastGroup Properties, Inc.	6,566	779
Empire State Realty Trust, Inc.	17,996	126
EPR Properties (b)	11,724	388
Equity Commonwealth	20,429	658
Equity LifeStyle Properties, Inc.	30,626	1,914

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Essential Properties Realty Trust, Inc. (b)	14,230	$211
eXp World Holdings, Inc. (a) (b)	5,044	86
Farmland Partners, Inc. (b)	3,867	26
First Industrial Realty Trust, Inc.	21,388	822
Forestar Group, Inc. (a)	2,827	43
Four Corners Property Trust, Inc.	9,222	225
Franklin Street Properties Corp.	18,036	92
Front Yard Residential Corp.	7,915	69
FRP Holdings, Inc. Class A (a)	973	39
Gaming and Leisure Properties, Inc.	32,224	1,115
Getty Realty Corp.	5,219	155
Gladstone Commercial Corp.	5,307	100
Gladstone Land Corp.	2,979	47
Global Medical REIT, Inc.	6,054	69
Global Net Lease, Inc.	15,042	252
Griffin Industrial Realty, Inc.	552	30
Healthcare Realty Trust, Inc.	22,687	665
Healthcare Trust of America, Inc. Class A	36,735	974
Hersha Hospitality Trust	6,509	37
Highwoods Properties, Inc.	17,467	652
Hudson Pacific Properties, Inc.	23,971	603
Independence Realty Trust, Inc.	13,535	156
Industrial Logistics Properties Trust	10,960	225
Innovative Industrial Properties, Inc. (b)	3,130	276
Investors Real Estate Trust	2,045	144
Invitation Homes, Inc.	85,944	2,365
iStar, Inc.	9,131	112
JBG SMITH Properties	20,441	604
Jernigan Capital, Inc.	3,325	45
Jones Lang LaSalle, Inc.	7,118	737
Kennedy-Wilson Holdings, Inc.	21,955	334
Kilroy Realty Corp.	17,994	1,056
Kite Realty Group Trust (b)	14,143	163
Lamar Advertising Co. Class A	9,995	667
Lexington Realty Trust (b)	36,396	384
Life Storage, Inc.	7,887	749
LTC Properties, Inc. (b)	5,539	209
Mack Cali Realty Corp.	14,319	219
Marcus & Millichap, Inc. (a)	4,028	116
Maui Land & Pineapple Co., Inc. (a)	1,237	14
Medalist Diversified REIT, Inc.	607	1
Medical Properties Trust, Inc.	79,951	1,503
Monmouth Real Estate Investment Corp.	16,458	238
National Health Investors, Inc.	7,507	456
National Retail Properties, Inc.	25,733	913
National Storage Affiliates Trust	11,457	328
New Senior Investment Group, Inc.	12,123	44
Newmark Group, Inc. Class A	25,172	122
NexPoint Residential Trust, Inc.	3,758	133
Office Properties Income Trust	8,104	210

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Omega Healthcare Investors, Inc.	38,151	$1,134
One Liberty Properties, Inc.	2,878	51
Outfront Media, Inc.	22,087	313
Paramount Group, Inc.	29,455	227
Park Hotels & Resorts, Inc.	35,651	353
Pebblebrook Hotel Trust	21,985	300
Pennsylvania Real Estate Invesment Trust (b)	12,068	16
Physicians Realty Trust	31,333	549
Piedmont Office Realty Trust, Inc. Class A	18,631	309
Plymouth Industrial REIT, Inc.	2,494	32
Postal Realty Trust, Inc. Class A	753	12
PotlatchDeltic Corp.	10,019	381
Power REIT (a)	235	7
Preferred Apartment Communities, Inc. Class A	7,440	57
PS Business Parks, Inc.	3,420	453
QTS Realty Trust, Inc. Class A (b)	6,296	404
Rafael Holdings, Inc. Class B (a)	1,808	26
Rayonier, Inc.	16,046	398
RE/MAX Holdings, Inc.	2,012	63
Redfin Corp. (a) (b)	16,558	695
Retail Opportunity Investments Corp.	19,564	222
Retail Properties of America, Inc.	36,002	264
Retail Value, Inc.	2,765	34
Rexford Industrial Realty, Inc.	19,390	803
RLJ Lodging Trust	27,761	262
RPT Realty	13,549	94
Ryman Hospitality Properties, Inc.	9,242	320
Sabra Health Care REIT, Inc.	34,563	499
Safehold, Inc. (b)	2,488	143
Saul Centers, Inc.	2,223	72
Seritage Growth Properties Class A (a) (b)	2,988	34
Service Properties Trust	27,671	196
SITE Centers Corp.	26,956	218
Sotherly Hotels, Inc.	2,269	6
Spirit Realty Capital, Inc.	15,578	543
STAG Industrial, Inc.	25,005	733
STORE Capital Corp.	34,945	832
Summit Hotel Properties, Inc.	17,757	105
Sun Communities, Inc.	16,524	2,242
Sunstone Hotel Investors, Inc.	34,082	278
Tanger Factory Outlet Centers, Inc. (b)	15,716	112
Taubman Centers, Inc.	10,359	391
Tejon Ranch Co. (a)	4,189	60
Terreno Realty Corp.	10,700	563
The GEO Group, Inc.	18,161	215
The Howard Hughes Corp. (a)	6,743	350
The InterGroup Corp. (a)	151	4
The Macerich Co. (b)	18,847	169
The RMR Group, Inc. Class A	1,212	36
The St. Joe Co. (a)	3,764	73

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
UMH Properties, Inc.	5,746	$74
Uniti Group, Inc.	26,112	244
Universal Health Realty Income Trust	2,175	173
Urban Edge Properties	19,595	233
Urstadt Biddle Properties, Inc. Class A	6,669	79
VEREIT, Inc.	172,170	1,107
VICI Properties, Inc.	85,246	1,721
W.P. Carey, Inc.	28,989	1,961
Washington Prime Group, Inc. (b)	31,504	26
Washington Real Estate Investment Trust	13,841	307
Weingarten Realty Investors	21,540	408
Wheeler Real Estate Investment Trust, Inc. (a)	930	2
Whitestone REIT	5,668	41
Xenia Hotels & Resorts, Inc.	16,025	150
		59,092
Utilities (2.4%):
ALLETE, Inc.	7,749	423
American States Water Co.	5,334	419
Artesian Resources Corp. Class A	1,409	51
Atlantic Power Corp. (a)	12,666	25
Avangrid, Inc. (b)	9,352	393
Avista Corp.	9,391	342
Black Hills Corp.	9,284	526
Cadiz, Inc. (a)	4,037	41
California Water Service Group	7,045	336
Chesapeake Utilities Corp.	2,183	183
El Paso Electric Co.	5,897	395
Essential Utilities, Inc.	34,609	1,463
Genie Energy Ltd. Class B	3,248	24
Global Water Resources, Inc.	1,516	16
Hawaiian Electric Industries, Inc.	16,883	609
IDACORP, Inc.	7,465	652
MDU Resources Group, Inc.	30,681	680
MGE Energy, Inc.	5,715	369
Middlesex Water Co.	2,433	163
National Fuel Gas Co.	13,826	580
New Jersey Resources Corp.	14,006	457
Northwest Natural Holding Co.	4,414	246
NorthWestern Corp.	7,386	403
OGE Energy Corp. (b)	29,617	899
ONE Gas, Inc.	7,288	562
Ormat Technologies, Inc. (b)	5,749	365
Otter Tail Corp. (c)	5,776	224
PG&E Corp. (a) (b)	83,734	743
PNM Resources, Inc.	10,714	412
Portland General Electric Co. (c)	13,993	585
Pure Cycle Corp. (a)	4,010	37
RGC Resources, Inc.	1,273	31
SJW Group	3,548	220
South Jersey Industries, Inc. (b)	12,438	311
Southwest Gas Holdings, Inc.	7,507	518
Spark Energy, Inc. Class A	1,307	9

See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Spire, Inc.	7,754	$510
Sunnova Energy International, Inc. (a) (b)	5,511	94
TerraForm Power, Inc. Class A	14,474	267
The York Water Co.	2,059	99
UGI Corp.	32,217	1,024
Unitil Corp. (c)	2,340	105
Vistra Corp.	76,400	1,423
		17,234
Total Common Stocks (Cost $449,058)		682,571
Rights (0.0%) (h)
Consumer Discretionary (0.0%): (h)
HG Holdings, Inc. (a) (f) (g)	2,421	—	(e)
Health Care (0.0%): (h)
Achillion Pharmaceuticals (a) (d) (g)	22,837	11
Alder Biopharmaceuticals, Inc. (a) (d) (g)	13,300	12
Biolase, Inc. (a) (d) (g)	7,370	—	(e)
Contra Oncomed Pharmaceuticals Class B (a) (d) (g)	3,414	—	(e)
Elanco Animal Health, Inc. (a) (d) (g)	8,052	—	(e)
Oncternal Therapeutics, Inc. (a) (d) (g)	254	—	(e)
Progenics Pharmaceuticals, Inc. (a) (d) (g)	10,103	2
Qualigen Therapeutics, Inc. (a) (d) (g)	7,487	—	(e)
Seelos Therapeutics, Inc. (a) (d) (g)	41	—	(e)
Stemline Therapeutics, Inc. (a) (d) (g)	5,762	2
		27
Total Rights (Cost $3)		27
Warrants (0.0%) (h)
Health Care (0.0%): (h)
Galectin Therapeutics, Inc. Class B (d) (g)	7,552	—	(e)
Total Warrants (Cost $—)		—	(e)
Mutual Funds (0.0%) (h)
180 Degree Capital Corp.	4,394	7
OFS Credit Co., Inc.	302	3
Total Mutual Funds (Cost $14)		10
Collateral for Securities Loaned^ (8.6%)
Fidelity Investments Money Market Government Portfolio I shares, 0.05% (i)	20,467,913	20,468
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.15% (i)	22,739,775	22,740
HSBC U.S. Government Money Market Fund I Shares, 0.11% (i)	2,815,852	2,816
Invesco Government & Agency Portfolio Institutional Shares, 0.09% (i)	13,192,157	13,192
Total Collateral for Securities Loaned (Cost $59,216)		59,216
Total Investments (Cost $508,291) — 107.9%		741,824
Liabilities in excess of other assets — (7.9)%		(54,423)
NET ASSETS — 100.00%		$687,401
See notes to financial statements.

USAA Mutual Funds Trust USAA Extended Market Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of June 30, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)  Rounds to less than $1 thousand.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of the Fund's net assets as of June 30, 2020. (See Note 2)

(g)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.

(h)  Amount represents less than 0.05% of net assets.

(i)  Rate disclosed is the daily yield on June 30, 2020.

(j)  Affiliated holding (See note 8)

(k)  Issuer is in bankruptcy on June 30, 2020.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Index Futures	62	9/18/20	$4,387,357	$4,456,560	$69,203
Total unrealized appreciation					$69,203
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$69,203

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Extended Market Index Fund
Assets:
Affiliated investments, at value (Cost $44)	$35
Unaffiliated investments, at value (Cost $508,247)	741,789	(a)
Cash and cash equivalents	2,924
Deposits with brokers for futures contracts	1,509
Receivables:
Interest and dividends	787
Capital shares issued	37
Investments sold	85
Variation margin on open futures contracts	45
Prepaid expenses	14
Total Assets	747,225
Liabilities:
Payables:
Collateral received on loaned securities	59,216
Investments purchased	55
Capital shares redeemed	331
Accrued expenses and other payables:
Investment advisory fees	56
Administration fees	85
Custodian fees	28
Transfer agent fees	1
Compliance fees	1
Trustees' fees	1
Other accrued expenses	50
Total Liabilities	59,824
Net Assets:
Capital	443,573
Total distributable earnings/(loss)	243,828
Net Assets	$687,401
Shares (unlimited number of shares authorized with no par value):	36,715
Net asset value, offering and redemption price per share: (b)	$18.72

(a)  Includes $57,518 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Extended Market Index Fund
Investment Income:
Dividends	$5,318
Interest	15
Securities lending (net of fees)	340
Foreign tax withholding	(3)
Total Income	5,670
Expenses:
Investment advisory fees	339
Administration fees	508
Sub-Administration fees	13
Custodian fees	20
Transfer agent fees	273
Trustees' fees	23
Compliance fees	2
Legal and audit fees	37
State registration and filing fees	16
Interfund lending fees	— (a)
Other expenses	54
Total Expenses	1,285
Net Investment Income (Loss)	4,385
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	(1)
Net realized gains (losses) from unaffiliated investment securities	2,384
Net realized gains (losses) from futures contracts	784
Net change in unrealized appreciation/depreciation on affiliated funds	(9)
Net change in unrealized appreciation/depreciation on investment securities	(62,147)
Net change in unrealized appreciation/depreciation on futures contracts	8
Net realized/unrealized gains (losses) on investments	(58,981)
Change in net assets resulting from operations	$(54,596)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Extended Market Index Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$4,385	$7,976
Net realized gains (losses) from investments	3,167	9,961
Net change in unrealized appreciation/depreciation on investments	(62,148)	161,215
Change in net assets resulting from operations	(54,596)	179,152
Change in net assets resulting from distributions to shareholders	—	(24,534)
Change in net assets resulting from capital transactions	(46,667)	(22,360)
Change in net assets	(101,263)	132,258
Net Assets:
Beginning of period	788,664	656,406
End of period	$687,401	$788,664
Capital Transactions:
Proceeds from shares issued	$30,446	$45,950
Distributions reinvested	— (a)	23,860
Cost of shares redeemed	(77,113)	(92,170)
Change in net assets resulting from capital transactions	$(46,667)	$(22,360)
Share Transactions:
Issued	1,812	2,434
Reinvested	— (a)	1,189
Redeemed	(4,517)	(4,867)
Change in Shares	(2,705)	(1,244)

(a)  Rounds to less than 1 thousand.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Extended Market Index Fund
Six Months Ended June 30, 2020 (unaudited)	$20.01	0.11	(c)	(1.40)	(1.29)	—	—
Year Ended December 31, 2019	$16.14	0.20	(c)	4.31	4.51	(0.26)	(0.38)
Year Ended December 31, 2018	$18.98	0.17		(1.96)	(1.79)	(0.17)	(0.88)
Year Ended December 31, 2017	$17.34	0.18		2.88	3.06	(0.18)	(1.24)
Year Ended December 31, 2016	$16.06	0.18		2.33	2.51	(0.18)	(1.05)
Year Ended December 31, 2015	$18.02	0.14		(0.81)	(0.67)	(0.15)	(1.14)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Prior to February 24, 2018, the Fund was a feeder fund in a master-feeder structure investing in Master Extended Market Index Series ("the Series") before converting to a stand-alone fund. Expenses include expenses allocated to the Fund by the Series prior to the conversion.

(e)  Reflects the period of February 24, 2018 to December 31, 2018, after the Fund converted to a stand-alone fund.

(f)  Represents the portfolio turnover of the Master Extended Market Index Series.

(g)  Prior to May 1, 2015, USAA Asset Management Company, the former investment adviser to the Fund, voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's average daily net assets.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets						Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)		Gross Expenses(b)		Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Extended Market Index Fund
Six Months Ended June 30, 2020 (unaudited)	—	$18.72	(6.45)%	0.38%		1.30%		0.38%		$687,401	12%
Year Ended December 31, 2019	(0.64)	$20.01	27.94%	0.41%		1.06%		0.41%		$788,664	24%
Year Ended December 31, 2018	(1.05)	$16.14	(9.70)%	0.43	%(d)	0.90	%(d)	0.43	%(d)	$656,406	12	%(e)
Year Ended December 31, 2017	(1.42)	$18.98	17.72%	0.44%		0.93%		0.44%		$765,211	11	%(f)
Year Ended December 31, 2016	(1.23)	$17.34	15.48%	0.48	%(g)	1.14%		0.48	%(g)	$671,703	13	%(f)
Year Ended December 31, 2015	(1.29)	$16.06	(3.76)%	0.48%		0.86%		0.48%		$619,624	14	%(f)

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of USAA Extended Market Index Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stock	$681,792	$775	$4		$682,571
Rights	—	1	26		27
Warrants	—	—	—	(a)	—
Mutual Funds	10	—	—		10
Collateral for Securities Loaned	59,216	—	—		59,216
Total	$741,018	$776	$30		$741,824
Other Financial Investments^:
Assets:
Futures Contracts	69	—	—		69
Total	$69	$—	$—		$69

(a)  Amount is less than $1 thousand.

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

During the period ended June 30, 2020, the Fund held futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure:	$69

*  Includes cumulative appreciation/depreciation of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:	$784	$8

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2020:

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$57,518	$—	$59,216

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$79,076	$120,216

There were no purchases and sales of U.S. government securities during the six months ended June 30, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average daily net assets. The amount incurred and paid to VCM for the six months ended June 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund. Amounts incurred for the six months ended June 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensates the Adviser for these services. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Compliance fees.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. The amount incurred and paid to VCTA for the six months ended June 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC.VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limit (excluding voluntary waivers) is 0.43%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of June 30, 2020, there are no amounts available to be repaid to the Adviser.

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay-at-home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees; (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults; (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

The Fund invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee.

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings with Citibank during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at June 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,215	1	0.66%	$1,215

*For the six months ended June 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

During the most recent tax year ended December 31, 2019 the Fund had no capital loss carryforwards, for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated on the Fund's Schedule of Portfolio Investments. The affiliated underlying

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

fund's annual or semiannual reports may be viewed at usaa.com. Transactions in affiliated securities during the six months ended June 30, 2020 were as follows (amount in thousands):

	Fair Value 12/31/19	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Net Realized Gains Distributions from Affiliated Underlying Funds	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/20	Dividend Income
Victory Capital Holdings, Inc.	$—	$47	$(2)	$(1)	$—	$(9)	$35	$—

USAA Mutual Funds Trust	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
$1,000.00	$935.50	$1,022.97	$1.83	$1.91	0.38%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

37757-0820

JUNE 30, 2020

Semi Annual Report

USAA Global Managed Volatility Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	22
Notes to Financial Statements	24
Supplemental Information	35
Proxy Voting and Portfolio Holdings Information	35
Expense Example	35
Liquidity Risk Management Program	36
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.

Top 10 Holdings*

June 30, 2020

(% of Net Assets)

iShares Edge MSCI Min Vol EAFE ETF	14.4%
iShares Edge MSCI USA Quality Factor ETF	4.9%
iShares Edge MSCI Min Vol Emerging Markets ETF	4.2%
iShares Core S&P 500 ETF	3.5%
iShares Edge MSCI USA Momentum Factor ETF	3.5%
Schwab Fundamental International Large Co. Index ETF	2.9%
Schwab Fundamental U.S. Large Company Index ETF	2.3%
Schwab Fundamental Emerging Markets Large Co. Index ETF	2.2%
Invesco FTSE RAFI Developed Markets ex-US ETF	2.0%
Schwab Fundamental International Small Co. Index ETF	1.9%

*Does not include purchased options, written options, futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Global Managed Volatility Fund (continued)	June 30, 2020

  (Unaudited)

Asset Allocation*:

June 30, 2020
(% of Net Assets)

*Does not include purchased options, written options, futures, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (50.4%)
Australia (0.6%):
Consumer Staples (0.3%):
Coles Group Ltd.	52,678	$626
Wesfarmers Ltd.	41,137	1,279
Woolworths Group Ltd.	34,520	889
		2,794
Financials (0.1%):
Westpac Banking Corp.	50,365	631
Materials (0.2%):
BHP Group Ltd.	51,994	1,294
Utilities (0.0%): (a)
AGL Energy Ltd.	28,379	336
		5,055
Austria (0.0%): (a)
Energy (0.0%): (a)
OMV AG (b)	6,562	221
Belgium (0.1%):
Health Care (0.1%):
UCB SA	4,682	543
Bermuda (0.4%):
Financials (0.4%):
Everest Re Group Ltd.	13,264	2,735
RenaissanceRe Holdings Ltd.	5,107	873
		3,608
Brazil (0.2%):
Financials (0.0%): (a)
Banco do Brasil SA	29,600	175
Industrials (0.1%):
WEG SA	37,300	347
Materials (0.1%):
Vale SA	99,700	1,026
		1,548
Canada (0.4%):
Consumer Discretionary (0.1%):
Magna International, Inc.	12,907	575
Restaurant Brands International, Inc.	9,467	515
		1,090

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (0.3%):
Sun Life Financial, Inc.	26,106	$960
The Toronto-Dominion Bank	36,636	1,635
		2,595
		3,685
China (0.8%):
Communication Services (0.1%):
NetEase, Inc., ADR	2,708	1,163
Consumer Discretionary (0.2%):
ANTA Sports Products Ltd.	48,000	427
Li Ning Co. Ltd.	88,500	283
New Oriental Education & Technology Group, Inc., ADR (b)	6,334	825
		1,535
Energy (0.0%): (a)
China Shenhua Energy Co. Ltd. Class H	150,000	233
Financials (0.4%):
China Merchants Bank Co. Ltd. Class H	171,000	793
Industrial & Commercial Bank of China Ltd. Class H	1,803,000	1,090
PICC Property & Casualty Co. Ltd. Class H	308,000	256
Ping An Insurance Group Co. of China Ltd.	121,500	1,211
		3,350
Industrials (0.0%): (a)
Country Garden Services Holdings Co. Ltd.	54,000	252
Materials (0.1%):
Anhui Conch Cement Co. Ltd. Class H	54,000	366
China National Building Material Co. Ltd. Class H	170,000	182
		548
Utilities (0.0%): (a)
China Resources Gas Group Ltd.	38,000	186
		7,267
Denmark (0.2%):
Consumer Staples (0.1%):
Carlsberg A/S Class B	4,766	632
Health Care (0.1%):
Novo Nordisk A/S Class B	14,455	942
Industrials (0.0%): (a)
Vestas Wind Systems A/S	5,381	551
		2,125
Finland (0.3%):
Energy (0.1%):
Neste Oyj	18,291	718
Industrials (0.1%):
Kone Oyj Class B	13,636	941

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.1%):
Stora Enso Oyj Class R	25,920	$310
UPM-Kymmene Oyj	21,236	615
		925
		2,584
France (0.8%):
Communication Services (0.0%): (a)
Publicis Groupe SA	9,642	313
Consumer Discretionary (0.2%):
Cie Generale des Etablissements Michelin SCA (b)	2,023	211
LVMH Moet Hennessy Louis Vuitton SE	2,277	1,005
Peugeot SA (b)	24,391	400
		1,616
Energy (0.1%):
TOTAL SA	30,497	1,176
Financials (0.1%):
AXA SA (b)	26,635	561
Credit Agricole SA (b)	32,457	308
		869
Health Care (0.1%):
Sanofi	8,071	823
Industrials (0.1%):
Cie de Saint-Gobain	14,473	522
Schneider Electric SE	8,194	911
		1,433
Materials (0.1%):
Air Liquide SA	6,327	915
Utilities (0.1%):
Veolia Environnement SA	24,011	542
		7,687
Germany (0.1%):
Financials (0.1%):
Deutsche Boerse AG	3,338	604
India (0.1%):
Information Technology (0.1%):
Infosys Ltd.	68,814	669
Indonesia (0.1%):
Financials (0.1%):
PT Bank Rakyat Indonesia (Persero) Tbk	2,449,100	526
Ireland (0.9%):
Communication Services (0.0%): (a)
WPP PLC	55,990	436

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
Allegion PLC	5,738	$587
Eaton Corp. PLC	15,363	1,344
Experian PLC	18,865	662
		2,593
Information Technology (0.6%):
Accenture PLC Class A	22,519	4,835
Seagate Technology PLC	10,503	509
		5,344
		8,373
Italy (0.2%):
Energy (0.0%): (a)
Snam SpA	44,873	219
Financials (0.1%):
FinecoBank Banca Fineco SpA (b)	26,283	356
Intesa Sanpaolo SpA	127,764	245
		601
Health Care (0.0%): (a)
Recordati SpA	4,364	218
Utilities (0.1%):
Enel SpA	89,271	772
		1,810
Japan (1.6%):
Communication Services (0.2%):
KDDI Corp.	25,400	758
Nippon Telegraph & Telephone Corp.	19,700	459
NTT DOCOMO, Inc.	21,100	560
		1,777
Consumer Discretionary (0.2%):
Sekisui House Ltd.	27,400	523
Sony Corp.	14,700	1,015
Subaru Corp.	12,400	260
Suzuki Motor Corp.	12,300	420
		2,218
Consumer Staples (0.1%):
Asahi Group Holdings Ltd.	10,500	369
Seven & i Holdings Co. Ltd.	6,000	196
		565
Financials (0.2%):
MS&AD Insurance Group Holdings, Inc.	18,300	504
Nomura Holdings, Inc.	138,100	620
Tokio Marine Holdings, Inc.	11,300	495
		1,619

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (0.3%):
Astellas Pharma, Inc.	53,200	$888
Daiichi Sankyo Co. Ltd.	13,100	1,072
Shionogi & Co. Ltd.	12,400	778
		2,738
Industrials (0.3%):
ITOCHU Corp.	32,600	706
MonotaRO Co. Ltd.	5,700	229
Obayashi Corp.	29,200	275
Secom Co. Ltd.	6,100	535
Taisei Corp.	8,900	324
West Japan Railway Co.	6,000	337
		2,406
Information Technology (0.2%):
FUJIFILM Holdings Corp.	12,700	544
Hitachi Ltd.	15,900	505
Nomura Research Institute Ltd.	8,800	240
Otsuka Corp.	4,800	254
Tokyo Electron Ltd.	2,500	617
		2,160
Materials (0.1%):
Nitto Denko Corp.	7,100	403
Oji Holdings Corp.	37,500	175
Shin-Etsu Chemical Co. Ltd.	4,600	540
		1,118
Utilities (0.0%): (a)
The Kansai Electric Power Co., Inc.	25,500	247
		14,848
Korea, Republic Of (0.4%):
Communication Services (0.1%):
NCSoft Corp.	710	528
Financials (0.0%): (a)
Shinhan Financial Group Co. Ltd.	18,766	454
Information Technology (0.3%):
Samsung Electronics Co. Ltd.	39,291	1,739
SK Hynix, Inc.	15,673	1,119
		2,858
		3,840
Mexico (0.2%):
Communication Services (0.1%):
America Movil SAB de CV Class L	1,491,875	958
Consumer Staples (0.1%):
Wal-Mart de Mexico SAB de CV	232,208	557
		1,515

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Netherlands (0.4%):
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	30,345	$827
Financials (0.0%): (a)
EXOR NV	4,786	275
Industrials (0.1%):
Wolters Kluwer NV	10,413	814
Information Technology (0.1%):
NXP Semiconductors NV	4,875	556
Materials (0.1%):
LyondellBasell Industries NV Class A	11,848	778
		3,250
New Zealand (0.1%):
Communication Services (0.0%): (a)
Spark New Zealand Ltd.	80,904	239
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	15,822	365
		604
Norway (0.0%): (a)
Communication Services (0.0%): (a)
Telenor ASA	27,261	398
Russian Federation (0.3%):
Energy (0.2%):
LUKOIL PJSC	17,683	1,319
Tatneft PJSC	67,875	531
		1,850
Financials (0.0%): (a)
Sberbank of Russia PJSC	192,150	549
Materials (0.1%):
MMC Norilsk Nickel PJSC	2,817	743
		3,142
Spain (0.1%):
Communication Services (0.1%):
Telefonica SA	150,150	718
Financials (0.0%): (a)
Banco Bilbao Vizcaya Argentaria SA	85,292	294
Utilities (0.0%): (a)
Endesa SA	8,908	221
		1,233
Sweden (0.4%):
Financials (0.1%):
Svenska Handelsbanken AB Class A (b)	52,750	501

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
Atlas Copco AB Class A	23,026	$981
Sandvik AB (b)	50,280	947
Skanska AB Class B (b)	15,149	309
Volvo AB Class B	31,355	494
		2,731
Materials (0.0%): (a)
Boliden AB	12,181	279
		3,511
Switzerland (0.8%):
Communication Services (0.1%):
Swisscom AG Registered Shares	1,154	605
Consumer Discretionary (0.1%):
Garmin Ltd.	9,491	925
Consumer Staples (0.1%):
Nestle SA Registered Shares	11,798	1,309
Financials (0.1%):
Zurich Insurance Group AG	2,650	939
Health Care (0.3%):
Novartis AG Registered Shares	13,102	1,142
Roche Holding AG	3,354	1,162
		2,304
Information Technology (0.1%):
TE Connectivity Ltd.	16,033	1,308
		1,308
		7,390
Taiwan (0.5%):
Consumer Staples (0.1%):
Uni-President Enterprises Corp.	171,000	415
Financials (0.1%):
Mega Financial Holding Co. Ltd.	477,000	501
Yuanta Financial Holding Co. Ltd.	433,000	258
		759
Information Technology (0.3%):
MediaTek, Inc.	67,000	1,325
Taiwan Semiconductor Manufacturing Co. Ltd.	160,000	1,709
		3,034
		4,208
United Kingdom (0.9%):
Consumer Discretionary (0.1%):
Aptiv PLC	3,798	296
Compass Group PLC	21,144	291
		587

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.2%):
Diageo PLC	21,050	$699
Imperial Brands PLC	30,956	589
Unilever NV	16,106	859
		2,147
Energy (0.1%):
Royal Dutch Shell PLC Class A	53,199	852
Health Care (0.2%):
AstraZeneca PLC	8,791	915
GlaxoSmithKline PLC (c)	47,101	951
		1,866
Industrials (0.1%):
RELX PLC	29,418	681
Materials (0.1%):
Rio Tinto PLC	19,075	1,073
Utilities (0.1%):
National Grid PLC	30,128	368
United Utilities Group PLC	30,725	345
		713
		7,919
United States (39.5%):
Communication Services (4.8%):
Activision Blizzard, Inc.	16,552	1,256
Alphabet, Inc. Class C (b)	4,113	5,814
AT&T, Inc.	145,425	4,396
Charter Communications, Inc. Class A (b)	1,871	954
Comcast Corp. Class A	59,802	2,331
Discovery, Inc. Class A (b) (d)	28,703	606
Electronic Arts, Inc. (b)	27,445	3,624
Facebook, Inc. Class A (b)	9,250	2,101
Fox Corp. Class A	45,302	1,215
Liberty Media Corp-Liberty SiriusXM Class C (b)	48,256	1,663
Omnicom Group, Inc.	39,489	2,156
Sirius XM Holdings, Inc.	381,718	2,241
Take-Two Interactive Software, Inc. (b)	22,307	3,113
The Interpublic Group of Co., Inc.	38,540	661
T-Mobile U.S., Inc. (b)	20,124	2,096
Verizon Communications, Inc.	167,555	9,237
		43,464
Consumer Discretionary (5.1%):
Amazon.com, Inc. (b)	2,377	6,558
AutoZone, Inc. (b)	5,802	6,545
Best Buy Co., Inc.	18,507	1,615
Booking Holdings, Inc. (b)	664	1,057
Darden Restaurants, Inc.	12,059	914
Dollar General Corp.	24,325	4,634

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Domino's Pizza, Inc.	14,991	$5,538
eBay, Inc.	47,779	2,506
Ford Motor Co.	113,520	690
Hasbro, Inc.	5,593	419
Lowe's Cos., Inc.	10,462	1,414
Lululemon Athletica, Inc. (b)	1,021	319
McDonald's Corp.	4,101	757
Nike, Inc. Class B	9,588	940
Norwegian Cruise Line Holdings Ltd. (b) (d)	11,799	194
NVR, Inc. (b)	643	2,095
Ralph Lauren Corp.	7,443	540
Ross Stores, Inc.	10,910	930
Starbucks Corp.	10,490	772
Target Corp. (c)	22,242	2,667
The Home Depot, Inc.	8,603	2,155
The TJX Cos., Inc.	27,067	1,369
Tractor Supply Co.	7,046	929
		45,557
Consumer Staples (4.3%):
Altria Group, Inc.	48,336	1,897
Campbell Soup Co.	13,663	678
Church & Dwight Co., Inc.	24,330	1,881
General Mills, Inc.	43,033	2,653
Kellogg Co.	14,884	983
Kimberly-Clark Corp.	18,149	2,565
PepsiCo, Inc.	12,158	1,608
Philip Morris International, Inc.	22,373	1,568
The Clorox Co.	15,136	3,320
The Hershey Co.	26,384	3,420
The J.M. Smucker Co.	18,931	2,003
The Kroger Co.	76,578	2,592
The Procter & Gamble Co.	65,823	7,871
Walgreens Boots Alliance, Inc.	19,187	813
Walmart, Inc.	42,527	5,094
		38,946
Energy (1.4%):
Cabot Oil & Gas Corp.	48,701	837
Chevron Corp.	42,172	3,763
ConocoPhillips	38,892	1,634
Continental Resources, Inc. (d)	19,556	343
Devon Energy Corp.	60,356	684
EOG Resources, Inc.	8,647	438
Exxon Mobil Corp.	28,482	1,274
Kinder Morgan, Inc.	45,769	694
ONEOK, Inc.	20,700	688
Phillips 66	18,646	1,340
Plains GP Holdings LP Class A (d)	35,924	320
Valero Energy Corp.	11,444	673
		12,688

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (3.2%):
Aflac, Inc.	88,102	$3,174
Ally Financial, Inc.	13,563	269
Ameriprise Financial, Inc.	5,628	844
Bank of America Corp.	64,881	1,541
Fidelity National Financial, Inc.	64,232	1,969
Huntington Bancshares, Inc.	56,837	514
M&T Bank Corp.	10,586	1,101
MetLife, Inc.	24,998	913
Principal Financial Group, Inc.	10,818	449
Regions Financial Corp.	42,850	477
S&P Global, Inc.	5,062	1,668
SEI Investments Co.	31,252	1,718
Synchrony Financial	25,374	562
T. Rowe Price Group, Inc.	10,295	1,271
The Allstate Corp.	37,986	3,684
The Bank of New York Mellon Corp.	31,476	1,217
The PNC Financial Services Group, Inc.	21,930	2,307
The Progressive Corp.	7,597	609
The Travelers Cos., Inc.	8,990	1,025
U.S. Bancorp	40,085	1,476
Wells Fargo & Co.	33,915	868
Zions Bancorp NA	24,101	820
		28,476
Health Care (5.6%):
AbbVie, Inc.	22,101	2,170
AmerisourceBergen Corp.	12,019	1,211
Amgen, Inc.	10,715	2,527
Baxter International, Inc.	7,827	674
Biogen, Inc. (b)	3,185	852
Bristol-Myers Squibb Co.	39,729	2,336
Cardinal Health, Inc.	11,366	593
Cerner Corp.	11,328	777
CVS Health Corp.	11,946	776
Eli Lilly & Co.	21,791	3,578
Gilead Sciences, Inc. (c)	32,938	2,534
Henry Schein, Inc. (b)	18,842	1,100
Humana, Inc.	1,653	641
Jazz Pharmaceuticals PLC (b)	8,233	908
Johnson & Johnson (c)	45,619	6,415
Laboratory Corp. of America Holdings (b)	3,496	581
McKesson Corp.	6,699	1,028
Medtronic PLC	26,297	2,411
Merck & Co., Inc.	86,677	6,703
Pfizer, Inc.	60,766	1,987
Quest Diagnostics, Inc.	14,054	1,602
Regeneron Pharmaceuticals, Inc. (b)	2,019	1,259
Thermo Fisher Scientific, Inc.	2,028	735
UnitedHealth Group, Inc.	12,190	3,595

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc. Class B	13,065	$1,214
Zoetis, Inc.	12,482	1,711
		49,918
Industrials (2.0%):
AO Smith Corp.	53,023	2,498
Carrier Global Corp.	74,167	1,648
Cummins, Inc.	6,270	1,086
Dover Corp. (d)	6,453	623
Expeditors International of Washington, Inc.	6,355	483
General Dynamics Corp.	4,114	615
HD Supply Holdings, Inc. (b)	77,358	2,680
Huntington Ingalls Industries, Inc.	5,424	946
Illinois Tool Works, Inc.	2,822	493
Ingersoll Rand, Inc. (b) (c) (d)	6,887	194
L3Harris Technologies, Inc.	4,645	788
Lockheed Martin Corp.	4,386	1,601
Masco Corp.	12,620	634
Northrop Grumman Corp.	1,954	601
Trane Technologies PLC	7,805	695
United Rentals, Inc. (b)	3,338	498
Waste Management, Inc.	17,176	1,819
XPO Logistics, Inc. (b) (d)	4,091	316
		18,218
Information Technology (9.7%):
Adobe, Inc. (b)	2,603	1,133
Akamai Technologies, Inc. (b)	5,416	580
Amphenol Corp. Class A	16,676	1,598
Apple, Inc.	27,704	10,106
Applied Materials, Inc.	21,197	1,281
Arrow Electronics, Inc. (b)	9,183	631
Automatic Data Processing, Inc.	16,521	2,460
Booz Allen Hamilton Holdings Corp.	28,242	2,197
Broadridge Financial Solutions, Inc.	18,460	2,330
Cadence Design Systems, Inc. (b)	12,464	1,196
CDW Corp.	6,382	741
Cisco Systems, Inc.	79,635	3,714
Citrix Systems, Inc.	38,494	5,694
Cognizant Technology Solutions Corp. Class A	41,358	2,350
Corning, Inc.	18,466	478
Dell Technologies, Inc. Class C (b)	12,677	697
F5 Networks, Inc. (b)	5,527	771
Intel Corp.	51,155	3,061
International Business Machines Corp.	27,047	3,266
Intuit, Inc.	4,503	1,334
Jack Henry & Associates, Inc.	20,151	3,708
Juniper Networks, Inc.	63,029	1,441
KLA Corp.	3,552	691
Lam Research Corp.	3,880	1,255
Maxim Integrated Products, Inc.	9,810	595

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Micron Technology, Inc. (b)	15,354	$791
Microsoft Corp. (c)	44,518	9,060
NortonLifeLock, Inc.	128,023	2,539
NVIDIA Corp.	4,493	1,707
Oracle Corp.	80,567	4,453
Qorvo, Inc. (b)	4,691	519
QUALCOMM, Inc.	18,967	1,730
Teradyne, Inc.	7,444	629
Texas Instruments, Inc.	19,281	2,448
The Western Union Co.	217,634	4,705
VeriSign, Inc. (b)	6,799	1,406
Visa, Inc. Class A	12,063	2,330
VMware, Inc. Class A (b) (d)	7,009	1,085
Western Digital Corp.	5,898	260
		86,970
Materials (0.9%):
Air Products & Chemicals, Inc.	17,655	4,263
Celanese Corp.	12,344	1,066
Eastman Chemical Co.	6,040	421
International Paper Co.	16,547	583
Steel Dynamics, Inc.	74,685	1,948
		8,281
Real Estate (0.9%):
American Tower Corp.	5,538	1,432
Crown Castle International Corp.	2,205	369
Equinix, Inc.	473	332
Equity LifeStyle Properties, Inc.	9,083	567
Equity Residential	13,289	782
Extra Space Storage, Inc.	7,970	736
Healthpeak Properties, Inc.	22,861	630
Prologis, Inc.	2,969	277
Public Storage	4,866	934
SBA Communications Corp.	988	294
Simon Property Group, Inc.	5,082	348
Ventas, Inc.	13,564	497
VEREIT, Inc.	60,099	386
W.P. Carey, Inc.	7,566	512
Welltower, Inc.	3,021	156
		8,252
Utilities (1.6%):
American Electric Power Co., Inc. (c)	16,010	1,275
CMS Energy Corp.	51,794	3,026
Consolidated Edison, Inc. (c)	8,008	576
DTE Energy Co.	24,621	2,647
Duke Energy Corp. (c)	1,811	145
Exelon Corp.	36,711	1,332
Pinnacle West Capital Corp.	27,063	1,983
The Southern Co. (c)	13,549	703

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
WEC Energy Group, Inc. (c)	8,924	$782
Xcel Energy, Inc. (c)	23,294	1,456
		13,925
		354,695
Total Common Stocks (Cost $444,323)		452,858
Preferred Stocks (0.3%)
Brazil (0.2%):
Financials (0.2%):
Banco Bradesco SA	196,770	749
Itau Unibanco Holding SA	215,000	1,007
		1,756
Germany (0.1%):
Consumer Discretionary (0.1%):
Volkswagen AG (b)	6,726	1,022
Total Preferred Stocks (Cost $3,402)		2,778
Rights (0.0%) (a)
Spain (0.0%): (a)
Communication Services (0.0%): (a)
Telefonica SA Expires 7/16/20 (b)	149,774	30
United States (0.0%): (a)
Communication Services (0.0%): (a)
T-Mobile U.S., Inc. Expires 7/28/20 (b)	20,100	3
Total Rights (Cost $32)		33
Exchange-Traded Funds (47.6%)
United States (47.6%):
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	53,613	1,624
Invesco FTSE RAFI Developed Markets ex-US ETF	516,273	17,868
Invesco FTSE RAFI Emerging Markets ETF	639,231	11,052
Invesco FTSE RAFI US 1000 ETF (d)	58,332	6,318
iShares Core MSCI EAFE ETF	7,796	446
iShares Core S&P 500 ETF	101,663	31,484
iShares Edge MSCI International Quality Factor ETF (d)	15,555	457
iShares Edge MSCI Min Vol EAFE ETF	1,963,224	129,691
iShares Edge MSCI Min Vol Emerging Markets ETF (d)	725,326	37,717
iShares Edge MSCI USA Momentum Factor ETF (d)	238,086	31,189
iShares Edge MSCI USA Quality Factor ETF	461,910	44,306
iShares Edge MSCI USA Value Factor ETF (d)	108,917	7,872
JPMorgan Diversified Return Emerging Markets Equity ETF	60,700	2,790
JPMorgan US Quality Factor ETF	203,794	6,201
KraneShares Bosera MSCI China A ETF	177,000	6,006
Schwab Fundamental Emerging Markets Large Co. Index ETF (d)	853,728	19,986
Schwab Fundamental International Large Co. Index ETF	1,091,464	25,911
Schwab Fundamental International Small Co. Index ETF (d)	605,362	16,672

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Schwab Fundamental U.S. Large Company Index ETF	567,499	$20,907
Vanguard FTSE Developed Markets ETF	224,427	8,706
		427,203
Total Exchange-Traded Funds (Cost $414,146)		427,203
Affiliated Exchange-Traded Funds (1.2%)
United States (1.2%):
VictoryShares International Volatility Wtd ETF, 2.16%	137,362	4,767
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, 0.32% (c)	54,300	2,061
VictoryShares USAA MSCI International Value Momentum ETF, 1.66%	98,503	3,793
Total Affiliated Exchange-Traded Funds (Cost $12,686)		10,621
Purchased Options (0.0%) (a)
Total Purchased Options (Cost $239)		137
Collateral for Securities Loaned^ (2.4%)
United States (2.4%):
HSBC U.S. Government Money Market Fund I Shares, 0.11% (e)	21,828,965	21,829
Total Collateral for Securities Loaned (Cost $21,829)		21,829
Total Investments (Cost $896,657) — 101.9%		915,459
Liabilities in excess of other assets — (1.9)%		(17,367)
NET ASSETS — 100.00%		$898,092

At June 30, 2020 the Fund's investments in foreign securities were 22.1% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  All or a portion of this security has been designated as collateral for derivative instruments.

(d)  All or a portion of this security is on loan.

(e)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

LP — Limited Partnership

PLC — Public Limited Company
See notes to financial statements.

17

USAA Mutual Funds Trust USAA Global Managed Volatility Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

Purchased Options

Exchange-traded options

(Amounts not in thousands)

	Put/ Call	Strike Price	Contracts		Expiration Date	Value
S&P 500 Index Option	Put	2,550	USD	40	9/18/20	$137,000
Total (Cost $239,200)

See notes to financial statements.

18

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Global Managed Volatility Fund
Assets:
Affiliated investments, at value (Cost $12,686)	$10,621
Unaffiliated investments, at value (Cost $883,971)	904,838	(a)
Foreign currency, at value (Cost $102)	102
Cash and cash equivalents	4,332
Deposits with brokers for futures contracts	26
Receivables:
Interest and dividends	647
Capital shares issued	1
Reclaims	55
From Adviser	206
Prepaid expenses	26
Total Assets	920,854
Liabilities:
Payables:
Collateral received on loaned securities	21,829
Investments purchased	300
Capital shares redeemed	7
Accrued expenses and other payables:
Investment advisory fees	445
Administration fees	38
Transfer agent fees	40
Compliance fees	1
Trustees' fees	10
Other accrued expenses	92
Total Liabilities	22,762
Net Assets:
Capital	869,758
Total distributable earnings/(loss)	28,334
Net Assets	$898,092
Net Assets
Fund Shares	$9,664
Institutional Shares	888,428
Total	$898,092
Shares (unlimited number of shares authorized with no par value):
Fund Shares	978
Institutional Shares	88,641
Total	89,619
Net asset value, offering and redemption price per share: (b)
Fund Shares	$9.89
Institutional Shares	$10.02

(a)  Includes $21,384 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

19

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Global Managed Volatility Fund
Investment Income:
Interest	$18
Income distributions from affiliated funds	76
Unaffiliated dividend	10,823
Securities lending (net of fees)	70
Foreign tax withholding	(215)
Total Income	10,772
Expenses:
Investment advisory fees	2,706
Administration fees — Fund Shares	8
Administration fees — Institutional Shares	223
Sub-Administration fees	35
Custodian fees	48
Transfer agent fees — Fund Shares	7
Transfer agent fees — Institutional Shares	223
Trustees' fees	23
Compliance fees	3
Legal and audit fees	48
State registration and filing fees	21
Other expenses	22
Total Expenses	3,367
Expenses waived/reimbursed by Adviser	(203)
Net Expenses	3,164
Net Investment Income (Loss)	7,608
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	(3,632)
Net realized gains (losses) on written options	4,833
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	(104,650)
Net change in unrealized appreciation/depreciation on affiliated funds	(1,824)
Net change in unrealized appreciation/depreciation on written options	(102)
Net realized/unrealized gains (losses) on investments	(105,375)
Change in net assets resulting from operations	$(97,767)

See notes to financial statements.

20

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Global Managed Volatility Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$7,608	$20,040
Net realized gains (losses) from investments	1,201	22,591
Net change in unrealized appreciation/depreciation on investments	(106,576)	154,580
Change in net assets resulting from operations	(97,767)	197,211
Distributions to Shareholders:
Fund Shares	—	(479)
Institutional Shares	—	(40,997)
Change in net assets resulting from distributions to shareholders	—	(41,476)
Change in net assets resulting from capital transactions	(21,332)	(70,983)
Change in net assets	(119,099)	84,752
Net Assets:
Beginning of period	1,017,191	932,439
End of period	$898,092	$1,017,191
Capital Transactions:
Fund Shares
Proceeds from shares issued	$1,151	$2,369
Distributions reinvested	—	478
Cost of shares redeemed	(2,189)	(2,838)
Total Fund Shares	$(1,038)	$9
Institutional Shares
Proceeds from shares issued	$7,424	$4,308
Distributions reinvested	—	40,997
Cost of shares redeemed	(27,718)	(116,297)
Total Institutional Shares	$(20,294)	$(70,992)
Change in net assets resulting from capital transactions	$(21,332)	$(70,983)
Share Transactions:
Fund Shares
Issued	119	224
Reinvested	—	43
Redeemed	(228)	(269)
Total Fund Shares	(109)	(2)
Institutional Shares
Issued	843	425
Reinvested	—	3,672
Redeemed	(2,712)	(10,721)
Total Institutional Shares	(1,869)	(6,624)
Change in Shares	(1,978)	(6,626)

See notes to financial statements.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Global Managed Vol Fund
Fund Shares
Six Months Ended June 30, 2020 (unaudited)	$10.97	0.07	(e)	(1.15)	(1.08)	—	—
Year Ended December 31, 2019	$9.39	0.19	(e)	1.85	2.04	(0.22)	(0.24)
Year Ended December 31, 2018	$10.73	0.25		(1.18)	(0.93)	(0.15)	(0.26)
Year Ended December 31, 2017	$9.03	0.13	(e)	1.76	1.89	(0.14)	(0.05)
Year Ended December 31, 2016	$8.59	0.13	(e)	0.42	0.55	(0.11)	—
Year Ended December 31, 2015	$8.97	0.10	(e)	(0.40)	(0.30)	(0.08)	—
Institutional Shares
Six Months Ended June 30, 2020 (unaudited)	$11.11	0.08	(e)	(1.17)	(1.09)	—	—
Year Ended December 31, 2019	$9.49	0.21	(e)	1.88	2.09	(0.23)	(0.24)
Year Ended December 31, 2018	$10.84	0.16		(1.08)	(0.92)	(0.17)	(0.26)
Year Ended December 31, 2017	$9.12	0.18	(e)	1.76	1.94	(0.17)	(0.05)
Year Ended December 31, 2016	$8.69	0.16	(e)	0.40	0.56	(0.13)	—
Year Ended December 31, 2015	$9.08	0.14	(e)	(0.44)	(0.30)	(0.09)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Global Managed Vol Fund
Fund Shares
Six Months Ended June 30, 2020 (unaudited)	—	$9.89	(9.85)%	0.90%		1.45%	1.15%	$9,664	25%
Year Ended December 31, 2019	(0.46)	$10.97	21.69%	0.90%		1.81%	1.09%	$11,921	53%
Year Ended December 31, 2018	(0.41)	$9.39	(8.78)%	0.90%		1.57%	1.18%	$10,229	35%
Year Ended December 31, 2017	(0.19)	$10.73	20.95%	0.90%		1.30%	1.09%	$11,284	48	%(f)
Year Ended December 31, 2016	(0.11)	$9.03	6.39%	0.89%		1.48%	1.13%	$13,964	9%
Year Ended December 31, 2015	(0.08)	$8.59	(3.28)%	0.90	%(g)	1.14%	1.15%	$15,911	16%
Institutional Shares
Six Months Ended June 30, 2020 (unaudited)	—	$10.02	(9.81)%	0.70%		1.69%	0.74%	$888,428	25%
Year Ended December 31, 2019	(0.47)	$11.11	21.97%	0.70%		1.97%	0.75%	$1,005,270	53%
Year Ended December 31, 2018	(0.43)	$9.49	(8.61)%	0.70%		1.87%	0.74%	$922,210	35%
Year Ended December 31, 2017	(0.22)	$10.84	21.24%	0.72	%(h)	1.79%	0.76%	$824,189	48	%(f)
Year Ended December 31, 2016	(0.13)	$9.12	6.46%	0.78%		1.85%	0.81%	$295,644	9%
Year Ended December 31, 2015	(0.09)	$8.69	(3.27)%	0.80%		1.61%	0.88%	$189,078	16%

(f)  Reflects increase trading activity due to large shareholder inflows.

(g)  Prior to May 1, 2015, USAA Asset Management Company, the former investment adviser to the Fund ("AMCO"), voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average daily net assets.

(h)  Prior to May 1, 2017, AMCO voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.70% of the Institutional Shares' average daily net assets.

See notes to financial statements.

23

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2020

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of USAA Global Managed Volatility Fund (the "Fund"). The Fund offers two classes of shares: Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV. These valuations typically are categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stock	$378,176	$74,682	$—	$452,858
Preferred Stocks	1,756	1,022	—	2,778
Rights	33	—	—	33
Exchange-Traded Funds	427,203	—	—	427,203
Affiliated Exchange-Traded Funds	10,621	—	—	10,621
Purchased Options	137	—	—	137
Collateral for Securities Loaned	21,829	—	—	21,829
Total	$839,755	$75,704	$—	$915,459

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

in the underlying prices of the securities. As of June 30, 2020, the Fund had no open forward foreign exchange currency contracts.

Derivative Instruments:

The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2020, did not include master netting provisions.

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

The Fund held no futures contracts during the period ended June 30, 2020.

Options:

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are included on the Fund's Statement of Assets and Liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are included on the Fund's Statement of Assets and Liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

Summary of Derivative Instruments:

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Written Options	Net Change in Unrealized Appreciation/Depreciation on Written Options
Equity Risk Exposure:	$4,833	$(102)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

The Fund did not hold futures contracts during the six months ended June 30, 2020.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non- cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2020:

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$21,384	$—	$21,829

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$229,556	$235,027

There were no purchases and sales of U.S. government securities during the six months ended June 30, 2020.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund- of-funds' annual and semiannual reports may be viewed at usaa.com. As of June 30, 2020, certain fund-of funds owned total outstanding shares of the Fund:

Affiliated USAA Fund	Ownership %
Target Income Fund	3.4
Target 2020 Fund	5.6
Target 2030 Fund	26.3
Target 2040 Fund	37.1
Target 2050 Fund	23.2
Target 2060 Fund	3.2

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

to receive fees accrued daily and paid monthly at an annual rate of 0.60% of the Fund's average daily net assets. The amounts incurred and paid to VCM during the six months ended June 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

In addition, the Fund invests in affiliated USAA exchange-traded fund(s) ("affiliated ETFs"). The Fund's Adviser fee is reimbursed by VCM to the extent of the indirect Adviser fee incurred through the Fund's proportional investment in the affiliated ETF(s). For the period from January 1, 2020 through June 30, 2020, the Fund's Adviser fee was reimbursed by VCM in an amount of $17 thousand, of which $3 thousand is receivable from VCM.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for the Fund Shares and 0.05% of average daily net assets of the Institutional Shares. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub- Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of -pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA during the six months ended June 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Adviser, Inc.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limits (excluding voluntary waivers) are 0.90% and 0.70% for Fund Shares and Institutional Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of June 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands).

Expires 12/31/22	Expires 12/31/23	Total
$249	$203	$452

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

to result in, among other things (1) government imposition of various forms of "stay-at-home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees; (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults; (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

The Fund focuses on stocks and ETFs that emphasize certain investment factors such as momentum, value, and quality, or that could lower volatility in the Fund's returns. The Fund uses quantitative analysis to allocate exposure to individual factors in an attempt to limit the amount of risk any individual factor contributes to the Fund and to reduce the Fund's volatility. The Fund will adjust its investments among asset classes and factor exposures to take advantage of opportunities and to manage risk. The Fund may engage in active and frequent trading of portfolio holdings.

In an attempt to reduce the Fund's volatility over time, the Fund may implement an option-based risk management strategy. This strategy involves purchasing and selling options on component indices or corresponding ETFs. This option strategy may not fully protect the Fund against declines in the value of its portfolio, and the Fund could experience a loss. The Fund also invests in other derivatives, including equity futures. Futures typically are used as a liquid and economical means of managing tactical allocations to asset classes or factors.

Diversification in the Fund's portfolio, combined with the use of call and put options, is designed to provide the Fund with fairly consistent returns over a wide range of market environments.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date in 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. For the year ended June 30, 2020, Citibank earned approximately $450 thousand in commitment fees from the combined Victory Funds Complex and USAA Mutual Funds Complex. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to the Fund, if any, during the period are reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings with Citibank during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period are reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

the Fund, if any, during the period are reflected on the Statement of Operations under Income on interfund lending.

The Fund had no borrowings with Citibank during the six months ended June 30, 2020.

8. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

During the most recent tax year ended December 31, 2019 the Fund had no capital loss carryforwards, for federal income tax purposes.

9. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated in the Fund's Schedule of Portfolio Investments. The affiliated underlying fund's annual or semiannual reports may be viewed at usaa.com. Transactions in affiliated securities during the six months ended June 30, 2020 were as follows (amount in thousands):

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Net Realized in Gains Distributions from Affiliated Underlying Funds	Dividend Income
VictoryShares International Volatility Wtd ETF	$5,466	$—	$—	$—	$(699)	$4,767	$—	$41
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,437	—	—	—	(376)	2,061	—	3
VictoryShares USAA MSCI International Value Momentum ETF	4,542	—	—	—	(749)	3,793	—	32
	$12,445	$—	$—	$—	$(1,824)	$10,621	$—	$76

34

USAA Mutual Funds Trust	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
Fund Shares	$1,000.00	$901.50	$1,020.39	$4.25	$4.52	0.90%
Institutional Shares	1,000.00	901.90	1,021.38	3.31	3.52	0.70%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

35

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the 1940 Act. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital, as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

36

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

88395-0820

JUNE 30, 2020

Semi Annual Report

USAA Nasdaq-100 Index Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	25
Proxy Voting and Portfolio Holdings Information	25
Expense Examples	25
Liquidity Risk Management Program	26
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

Top 10 Holdings*

June 30, 2020

(% of Net Assets)

Apple, Inc.	12.0%
Microsoft Corp.	11.7%
Amazon.com, Inc.	10.5%
Facebook, Inc., Class A	4.1%
Alphabet, Inc., Class A	3.7%
Alphabet, Inc., Class C	3.6%
Intel Corp.	2.5%
NVIDIA Corp.	2.3%
Adobe, Inc.	2.0%
PayPal Holdings, Inc.	2.0%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	June 30, 2020

  (Unaudited)

Sector Allocation:

June 30, 2020
(% of Net Assets)

*Does not include futures, money market instrument and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%

3

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (19.6%):
Activision Blizzard, Inc.	220,222	$16,715
Alphabet, Inc. Class A (a)	77,138	109,386
Alphabet, Inc. Class C (a)	75,323	106,477
Baidu, Inc., ADR (a)	78,607	9,424
Charter Communications, Inc. Class A (a)	59,010	30,097
Comcast Corp. Class A	1,301,838	50,746
Electronic Arts, Inc. (a)	82,513	10,896
Facebook, Inc. Class A (a)	538,780	122,341
Fox Corp. Class A	97,935	2,627
Fox Corp. Class B	74,622	2,003
Liberty Global PLC Class A (a)	52,093	1,139
Liberty Global PLC Class C (a)	117,631	2,530
NetEase, Inc., ADR	21,173	9,091
Netflix, Inc. (a)	125,706	57,201
Sirius XM Holdings, Inc. (b)	1,251,650	7,347
Take-Two Interactive Software, Inc. (a)	32,567	4,545
T-Mobile U.S., Inc. (a)	353,209	36,787
		579,352
Communications Equipment (1.9%):
Cisco Systems, Inc.	1,206,826	56,286
Consumer Discretionary (17.0%):
Amazon.com, Inc. (a)	111,759	308,323
Booking Holdings, Inc. (a)	11,699	18,629
Dollar Tree, Inc. (a)	67,806	6,284
eBay, Inc.	200,841	10,534
Expedia Group, Inc.	38,717	3,183
JD.com, Inc., ADR (a)	265,333	15,968
Lululemon Athletica, Inc. (a)	35,532	11,086
Marriott International, Inc. Class A	92,680	7,945
Mercadolibre, Inc. (a)	14,208	14,006
O'Reilly Automotive, Inc. (a)	21,215	8,946
Ross Stores, Inc.	101,578	8,658
Starbucks Corp.	333,926	24,574
Tesla, Inc. (a)	52,983	57,212
Trip.com Group Ltd., ADR (a)	149,478	3,874
Ulta Beauty, Inc. (a)	16,095	3,274
		502,496
Consumer Staples (4.9%):
Costco Wholesale Corp.	126,213	38,269
Mondelez International, Inc. Class A	408,001	20,861
Monster Beverage Corp. (a)	150,504	10,433
PepsiCo, Inc.	396,578	52,452
The Kraft Heinz Co.	349,227	11,137
Walgreens Boots Alliance, Inc.	250,729	10,628
		143,780

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (0.2%):
CDW Corp.	40,678	$4,726
Health Care (7.2%):
Alexion Pharmaceuticals, Inc. (a)	63,117	7,084
Align Technology, Inc. (a)	22,512	6,178
Amgen, Inc.	168,134	39,656
Biogen, Inc. (a)	46,643	12,479
BioMarin Pharmaceutical, Inc. (a)	51,687	6,375
Cerner Corp.	86,990	5,963
DexCom, Inc. (a)	26,394	10,700
Gilead Sciences, Inc. (c)	358,528	27,585
IDEXX Laboratories, Inc. (a)	24,276	8,015
Illumina, Inc. (a)	42,016	15,561
Incyte Corp. (a)	62,130	6,460
Intuitive Surgical, Inc. (a)	33,332	18,994
Regeneron Pharmaceuticals, Inc. (a)	28,830	17,980
Seattle Genetics, Inc. (a)	49,476	8,407
Vertex Pharmaceuticals, Inc. (a)	74,107	21,514
		212,951
Industrials (2.0%):
Cintas Corp.	29,740	7,922
Copart, Inc. (a)	67,105	5,588
CoStar Group, Inc. (a) (c)	11,152	7,926
CSX Corp.	218,787	15,258
Fastenal Co.	163,724	7,014
PACCAR, Inc.	98,816	7,396
Verisk Analytics, Inc.	46,377	7,893
		58,997
IT Services (4.0%):
Automatic Data Processing, Inc.	122,839	18,289
Cognizant Technology Solutions Corp. Class A	154,510	8,779
Fiserv, Inc. (a)	191,353	18,680
Paychex, Inc.	102,529	7,767
PayPal Holdings, Inc. (a)	335,601	58,472
VeriSign, Inc. (a)	33,024	6,830
		118,817
Semiconductors & Semiconductor Equipment (12.4%):
Advanced Micro Devices, Inc. (a)	334,752	17,611
Analog Devices, Inc.	105,304	12,914
Applied Materials, Inc.	261,950	15,835
ASML Holding NV, NYS	21,970	8,086
Broadcom, Inc.	114,269	36,064
Intel Corp.	1,210,171	72,404
KLA Corp.	44,316	8,619
Lam Research Corp.	41,491	13,421
Maxim Integrated Products, Inc.	76,207	4,619
Microchip Technology, Inc.	70,121	7,384
Micron Technology, Inc. (a)	317,887	16,378

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
NVIDIA Corp.	175,781	$66,781
NXP Semiconductors NV	79,754	9,095
QUALCOMM, Inc.	321,529	29,327
Skyworks Solutions, Inc.	47,685	6,097
Texas Instruments, Inc.	262,320	33,307
Xilinx, Inc.	69,501	6,838
		364,780
Software (17.5%):
Adobe, Inc. (a)	137,709	59,946
ANSYS, Inc. (a)	24,465	7,137
Autodesk, Inc. (a)	62,648	14,985
Cadence Design Systems, Inc. (a)	79,798	7,657
Check Point Software Technologies Ltd. (a)	40,869	4,391
Citrix Systems, Inc.	35,285	5,219
DocuSign, Inc. (a)	52,342	9,014
Intuit, Inc.	74,534	22,076
Microsoft Corp. (c)	1,699,198	345,804
Splunk, Inc. (a)	45,399	9,021
Synopsys, Inc. (a)	43,099	8,404
Workday, Inc. Class A (a)	49,733	9,318
Zoom Video Communications, Inc. Class A (a) (b)	47,891	12,142
		515,114
Technology Hardware, Storage & Peripherals (12.2%):
Apple, Inc.	971,181	354,287
NetApp, Inc.	63,217	2,805
Western Digital Corp.	85,661	3,782
		360,874
Utilities (0.7%):
Exelon Corp.	278,507	10,107
Xcel Energy, Inc. (c)	150,105	9,382
		19,489
Total Common Stocks (Cost $1,187,848)		2,937,662
Rights (0.0%) (d)
Communication Services (0.0%): (d)
T-Mobile U.S., Inc. Expires 7/28/20 (a)	353,881	59
Total Rights (Cost $—)		59
Collateral for Securities Loaned^ (0.4%)
HSBC U.S. Government Money Market Fund, I Shares, 0.11% (e)	12,393,785	12,394
Invesco Government & Agency Portfolio Institutional Shares, 0.09% (e)	435,215	435
Total Collateral for Securities Loaned (Cost $12,829)		12,829
Total Investments (Cost $1,200,677) — 100.0%		2,950,550
Liabilities in excess of other assets — 0.0%		(1,292)
NET ASSETS — 100.00%		$2,949,258

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Nasdaq-100 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2020.

ADR — American Depositary Receipt

NYS — New York Registered Shares

PLC — Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	60	9/18/20	$11,896,805	$12,176,700	$279,895
	Total unrealized appreciation				$279,895
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$279,895

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Nasdaq-100 Index Fund
Assets:
Investments, at value (Cost $1,200,677)	$2,950,550	(a)
Cash and cash equivalents	9,346
Deposits with brokers for futures contracts	2,816
Receivables:
Interest and dividends	687
Capital shares issued	1,954
Variation margin on open futures contracts	219
From Adviser	—	(b)
Prepaid expenses	295
Total Assets	2,965,867
Liabilities:
Payables:
Collateral received on loaned securities	12,829
Capital shares redeemed	2,722
Accrued expenses and other payables:
Investment advisory fees	470
Administration fees	350
Custodian fees	23
Transfer agent fees	115
Compliance fees	2
Trustees' fees	—	(b)
12b-1 fees	—	(b)
Other accrued expenses	98
Total Liabilities	16,609
Net Assets:
Capital	1,181,888
Total distributable earnings/(loss)	1,767,370
Net Assets	$2,949,258
Net Assets
Fund Shares	$2,922,949
Institutional Shares	19
Class A shares	19
Class C shares	19
Class R6 Shares	26,252
Total	$2,949,258
Shares (unlimited number of shares authorized with no par value):
Fund Shares	102,877
Institutional Shares	1
Class A shares	1
Class C shares	1
Class R6 Shares	923
Total	103,803
Net asset value, offering and redemption price per share: (c)
Fund Shares	$28.41
Institutional Shares	28.41
Class A shares	28.41
Class C shares (d)	28.41
Class R6 Shares	28.43
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$29.06

(a)  Includes $12,770 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Nasdaq-100 Index Fund
Investment Income:
Dividends	$12,933
Interest	58
Securities lending (net of fees)	21
Foreign tax withholding	(9)
Total Income	13,003
Expenses*:
Investment advisory fees	2,552
Administration fees — Fund Shares	1,898
Administration fees — Institutional Shares	—	(a)
Administration fees — Class A shares	—	(a)
Administration fees — Class C shares	—	(a)
Administration fees — R6 Shares	5
Sub-Administration fees	11
12b-1 fees — Class A shares	—	(a)
12b-1 fees — Class C shares	—	(a)
Custodian fees	55
Transfer agent fees — Fund Shares	815
Transfer agent fees — Class R6 Shares	1
Trustees' fees	23
Compliance fees	7
Legal and audit fees	39
State registration and filing fees	51
Other expenses	170
Total Expenses	5,627
Expenses waived/reimbursed by Adviser	—	(a)
Net Expenses	5,627
Net Investment Income (Loss)	7,376
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(22,098)
Net realized gains (losses) from futures contracts	2,221
Net change in unrealized appreciation/depreciation on investment securities	427,687
Net change in unrealized appreciation/depreciation on futures contracts	(158)
Net realized/unrealized gains (losses) on investments	407,652
Change in net assets resulting from operations	$415,028

*  Class A, Class C and Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to June 30, 2020.

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Nasdaq-100 Index Fund
	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$7,376		$13,488
Net realized gains (losses) from investments	(19,877)		48,976
Net change in unrealized appreciation/depreciation on investments	427,529		625,270
Change in net assets resulting from operations	415,028		687,734
Distributions to Shareholders:
Fund Shares	—	(a)	(21,297)
Class R6 Shares	—		(172)
Change in net assets resulting from distributions to shareholders	—	(a)	(21,469)
Change in net assets resulting from capital transactions	72,691		31,933
Change in net assets	487,719		698,198
Net Assets:
Beginning of period	2,461,539		1,763,341
End of period	$2,949,258		$2,461,539

(a)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Nasdaq-100 Index Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Capital Transactions:
Fund Shares
Proceeds from shares issued	$601,190	$415,059
Distributions reinvested	— (a)	20,918
Cost of shares redeemed	(532,277)	(405,319)
Total Fund Shares	$68,913	$30,658
Institutional Shares (b)
Proceeds from shares issued	$18	$—
Total Institutional Shares	$18	$—
Class A shares (c)
Proceeds from shares issued	$18	$—
Total Class A shares	$18	$—
Class C shares (d)
Proceeds from shares issued	$18	$—
Total Class C shares	$18	$—
Class R6 Shares
Proceeds from shares issued	$8,198	$6,125
Distributions reinvested	—	99
Cost of shares redeemed	(4,474)	(4,949)
Total Class R6 Shares	$3,724	$1,275
Change in net assets resulting from capital transactions	$72,691	$31,933

(a)  Rounds to less than $1 thousand.

(b)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to June 30, 2020.

(c)  Class A activity is for the period June 29, 2020 (commencement of operations) to June 30, 2020.

(d)  Class C activity is for the period June 29, 2020 (commencement of operations) to June 30, 2020.

(continues on next page)

See notes to financial statements.

11

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA Nasdaq-100 Index Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Share Transactions:
Fund Shares
Issued	24,541	19,540
Reinvested	— (a)	861
Redeemed	(21,987)	(19,046)
Total Fund Shares	2,554	1,355
Institutional Shares (b)
Issued	1	—
Total Institutional Shares	1	—
Class A shares (c)
Issued	1	—
Total Class A shares	1	—
Class C shares (d)
Issued	1	—
Total Class C shares	1	—
Class R6 Shares
Issued	323	287
Reinvested	—	4
Redeemed	(175)	(232)
Total Class R6 Shares	148	59
Change in Shares	2,705	1,414

(a)  Rounds to less than 1 thousand.

(b)  Institutional Shares activity is for the period June 29, 2020 (commencement of operations) to June 30, 2020.

(c)  Class A activity is for the period June 29, 2020 (commencement of operations) to June 30, 2020.

(d)  Class C activity is for the period June 29, 2020 (commencement of operations) to June 30, 2020.

See notes to financial statements.

12

This page is intentionally left blank.

13

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Nasdaq-100 Index Fund
Fund Shares
Six Months Ended June 30, 2020 (unaudited)	$24.35	0.07	(d)	3.99	4.06	—	—
Year Ended December 31, 2019	$17.69	0.13	(d)	6.74	6.87	(0.13)	(0.08)
Year Ended December 31, 2018	$17.89	0.11		(0.18)	(0.07)	(0.12)	(0.01)
Year Ended December 31, 2017	$13.79	0.07		4.38	4.45	(0.08)	(0.27)
Year Ended December 31, 2016	$12.99	0.09		0.78	0.87	(0.07)	—
Year Ended December 31, 2015	$12.23	0.08		1.04	1.12	(0.08)	(0.28)
Institutional Shares
June 29, 2020 (e) through June 30, 2020	$27.86	—	(d)(f)	0.55	0.55	—	—
Class A shares
June 29, 2020 (e) through June 30, 2020	$27.86	—	(d)(f)	0.55	0.55	—	—
Class C shares
June 29, 2020 (e) through June 30, 2020	$27.86	—	(d)(f)	0.55	0.55	—	—
Class R6 Shares
Six Months Ended June 30, 2020 (unaudited)	$24.35	0.09	(d)	3.99	4.08	—	—
Year Ended December 31, 2019	$17.68	0.15	(d)	6.74	6.89	(0.14)	(0.08)
Year Ended December 31, 2018	$17.89	0.12		(0.18)	(0.06)	(0.14)	(0.01)
March 1, 2017 (e) through December 31, 2017	$15.31	0.08		2.87	2.95	(0.10)	(0.27)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Nasdaq-100 Index Fund
Fund Shares
Six Months Ended June 30, 2020 (unaudited)	—	$28.41	16.67%	0.44%	0.58%	0.44%	$2,922,949	6%
Year Ended December 31, 2019	(0.21)	$24.35	38.86%	0.48%	0.63%	0.48%	$2,442,662	9%
Year Ended December 31, 2018	(0.13)	$17.69	(0.44)%	0.48%	0.64%	0.48%	$1,750,674	5%
Year Ended December 31, 2017	(0.35)	$17.89	32.29%	0.51%	0.60%	0.51%	$1,623,579	5%
Year Ended December 31, 2016	(0.07)	$13.79	6.68%	0.53%	0.77%	0.53%	$1,078,319	4%
Year Ended December 31, 2015	(0.36)	$12.99	9.09%	0.57%	0.62%	0.57%	$935,004	10%
Institutional Shares
June 29, 2020 (e) through June 30, 2020	—	$28.41	1.97%	0.44%	3.28%	100.13%	$19	6%
Class A shares
June 29, 2020 (e) through June 30, 2020	—	$28.41	1.97%	0.70%	3.04%	94.69%	$19	6%
Class C shares
June 29, 2020 (e) through June 30, 2020	—	$28.41	1.97%	1.45%	2.30%	96.38%	$19	6%
Class R6 Shares
Six Months Ended June 30, 2020 (unaudited)	—	$28.43	16.76%	0.33%	0.69%	0.33%	$26,252	6%
Year Ended December 31, 2019	(0.22)	$24.35	38.99%	0.39%	0.71%	0.42%	$18,877	9%
Year Ended December 31, 2018	(0.15)	$17.68	(0.38)%	0.40%	0.72%	0.45%	$12,667	5%
March 1, 2017 (e) through December 31, 2017	(0.37)	$17.89	19.27%	0.40%	0.66%	1.01%	$5,860	5%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Commencement of operations.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2020

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of USAA Nasdaq-100 Index Fund (the "Fund"). The Fund offers five classes of shares: Fund Shares, Institutional Shares, Class A shares, Class C shares, and R6 Shares. The Fund is classified as non- diversified under the 1940 Act. The Institutional Shares, Class A, and Class C were effective June 29, 2020.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,937,662	$—	$—	$2,937,662
Rights	59	—	—	59
Collateral for Securities Loaned	12,829	—	—	12,829
Total	$2,950,550	$—	$—	$2,950,550
Other Financial Investments^:
Assets:
Futures Contracts	280	—	—	280
Total	$280	$—	$—	$280

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

During the period ended June 30, 2020, the Fund held futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure:	$280

*  Includes cumulative appreciation/depreciation of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$2,221	$(158)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non- cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.
19

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2020:

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$12,770	$—	$12,829

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$248,516	$164,797

There were no purchases and sales of U.S. government securities during the six months ended June 30, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets. The amounts incurred and paid to VCM during the six months ended June 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. Victory Capital's internal investment team, Victory Solutions, manages the Fund's assets. For the six months ended June 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15%, 0.10%, 0.15%, 0.15% and 0.05% of average daily net assets of the Fund Shares, Institutional Shares, Class A shares, Class C shares and Class R6 Shares, respectively. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub- Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of- pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Intuitional Shares, Class A shares, Class C shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, 0.10% and 0.01% of the Shares' average daily net assets, respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA during the six months ended June 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distribution and Service 12b-1 Fees:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of the average daily net assets of the Class A shares and Class C shares, respectively. These amounts incurred and paid to the Distributor are reflected on the Statement of Operations as 12b-1 fees.

Class A shares are offered and sold with the imposition of a maximum initial sales charge of up to 2.25% of the offering price of the Fund. A contingent deferred sales charge of up to 1.00% may be imposed on redemptions of Class A shares purchased without an initial sales charge if shares are redeemed within 18 months of purchase.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Distributor is entitled to receive commissions on sales of the Class A shares and of the Fund. For the six months ended June 30, 2020, the Distributor did not receive commissions earned on sales of Class A shares of the Fund.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limits (excluding voluntary waivers) were 0.48%, 0.44%, 0.70%, 1.45%, and 0.40% for Fund Shares, Institutional Shares, Class A shares, Class C shares, and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of June 30, 2020, less than $1 thousand is available to be repaid to the Adviser.

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay-at-home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees; (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults; (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to the Fund, if any, during the period are reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings with Citibank during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period are reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

the Fund, if any, during the period are reflected on the Statement of Operations under Income on interfund lending.

The Fund had no borrowings with Citibank during the six months ended June 30, 2020.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

During the most recent tax year ended December 31, 2019, the Fund had no capital loss carryforwards, for federal income tax purposes.

24

USAA Mutual Funds Trust	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020 (unless noted otherwise).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
Fund Shares	$1,000.00	$1,166.70	$1,022.68	$2.37	$2.21	0.44%
Institutional Shares**	1,000.00	1,019.70	1,022.68	0.01	2.21	0.44%
Class A shares*	1,000.00	1,019.70	1,021.38	0.02	3.52	0.70%
Class C shares**	1,000.00	1,019.70	1,017.65	0.04	7.27	1.45%
Class R6 Shares	1,000.00	1,167.60	1,023.22	1.78	1.66	0.33%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 1/366 to reflect the stub period from commencement of operations June 29, 2020 through June 30, 2020.

25

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the 1940 Act. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital, as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

37758-0820

JUNE 30, 2020

Semi Annual Report

USAA 500 Index Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	31
Proxy Voting and Portfolio Holdings Information	31
Expense Examples	31
Liquidity Risk Management Program	32
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA 500 Index Fund	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.

Top 10 Holdings*

June 30, 2020

(% of Net Assets)

Apple, Inc.	6.1%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.8%
Alphabet, Inc. Class C	3.4%
Facebook, Inc.	2.0%
Berkshire Hathaway, Inc. Class B	1.5%
Johnson & Johnson	1.4%
Visa, Inc. Class A	1.3%
The Procter & Gamble Co.	1.1%
JPMorgan Chase & Co.	1.1%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA 500 Index Fund (continued)	June 30, 2020

  (Unaudited)

Sector Allocation*:

June 30, 2020
(% of Net Assets)

*Does not include futures, money market instrument and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%

3

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (10.8%):
Activision Blizzard, Inc.	192,342	$14,599
Alphabet, Inc. Class C (a)	181,193	256,136
Altice USA, Inc. Class A (a)	22,506	507
AT&T, Inc.	2,138,902	64,659
CenturyLink, Inc.	291,318	2,922
Charter Communications, Inc. Class A (a)	55,504	28,309
Comcast Corp. Class A	1,312,437	51,159
Discovery, Inc. Class A (a) (b)	38,427	811
DISH Network Corp. Class A (a)	66,253	2,286
Electronic Arts, Inc. (a)	85,751	11,324
Facebook, Inc. Class A (a)	666,227	151,280
Fox Corp. Class A	93,479	2,507
Liberty Broadband Corp. Class A (a)	50,015	6,111
Liberty Media Corp-Liberty SiriusXM Class A (a)	82,261	2,840
Live Nation Entertainment, Inc. (a) (b)	46,935	2,081
Match Group, Inc. (a) (b)	19,331	6,252
Match Group, Inc. (a) (b)	9,877	1,057
Netflix, Inc. (a)	119,520	54,386
Omnicom Group, Inc.	63,650	3,475
Pinterest, Inc. Class A (a)	25,945	575
Sirius XM Holdings, Inc. (b)	387,460	2,274
Snap, Inc. Class A (a)	281,642	6,616
Take-Two Interactive Software, Inc. (a)	34,205	4,774
The Walt Disney Co.	485,158	54,100
T-Mobile U.S., Inc. (a)	124,959	13,015
Twitter, Inc. (a)	230,584	6,869
Verizon Communications, Inc.	1,216,061	67,042
ViacomCBS, Inc. Class B (b)	153,620	3,582
Zillow Group, Inc. Class C (a) (b)	26,913	1,551
		823,099
Communications Equipment (1.0%):
Arista Networks, Inc. (a)	18,659	3,919
Cisco Systems, Inc.	1,267,520	59,117
Motorola Solutions, Inc.	49,979	7,004
Palo Alto Networks, Inc. (a) (c)	28,044	6,441
		76,481
Consumer Discretionary (11.3%):
Advance Auto Parts, Inc.	20,307	2,893
Amazon.com, Inc. (a)	133,970	369,599
AutoZone, Inc. (a)	6,935	7,823
Best Buy Co., Inc.	61,219	5,343
Booking Holdings, Inc. (a)	12,158	19,360
Bright Horizons Family Solutions, Inc. (a)	16,773	1,966
Burlington Stores, Inc. (a)	17,062	3,360
CarMax, Inc. (a) (b)	42,684	3,822
Carnival Corp. (b)	149,706	2,458

See notes to financial statements.

4

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Carvana Co. (a)	3,133	$377
Chewy, Inc. Class A (a) (b)	15,227	680
Chipotle Mexican Grill, Inc. (a)	8,285	8,719
D.R. Horton, Inc.	101,092	5,606
Darden Restaurants, Inc.	36,527	2,768
Dollar General Corp.	67,612	12,881
Dollar Tree, Inc. (a)	61,471	5,697
Domino's Pizza, Inc.	10,013	3,699
eBay, Inc.	208,721	10,947
Expedia Group, Inc.	39,650	3,259
Ford Motor Co.	1,156,193	7,030
General Motors Co. Class C	366,294	9,267
Genuine Parts Co.	42,851	3,726
Hasbro, Inc.	36,801	2,758
Hilton Worldwide Holdings, Inc.	70,091	5,148
Las Vegas Sands Corp. (c)	103,774	4,726
Lennar Corp. Class A	77,947	4,803
Lowe's Cos., Inc.	219,492	29,658
Marriott International, Inc. Class A	82,996	7,115
McDonald's Corp.	204,416	37,709
MGM Resorts International	143,387	2,409
Nike, Inc. Class B	378,367	37,099
NVR, Inc. (a)	1,082	3,526
O'Reilly Automotive, Inc. (a)	22,282	9,396
PulteGroup, Inc.	79,650	2,710
Roku, Inc. (a)	5,722	667
Ross Stores, Inc.	96,579	8,232
Royal Caribbean Cruises Ltd. (b)	50,285	2,529
Starbucks Corp.	343,278	25,262
Target Corp. (c)	150,103	18,002
Tesla, Inc. (a)	40,441	43,669
The Home Depot, Inc.	322,869	80,882
The TJX Cos., Inc.	359,599	18,181
Tiffany & Co.	34,507	4,208
Tractor Supply Co.	34,346	4,526
Ulta Beauty, Inc. (a)	16,905	3,439
VF Corp.	101,987	6,215
Wynn Resorts Ltd.	25,224	1,879
Yum! Brands, Inc.	76,088	6,613
		862,641
Consumer Staples (7.1%):
Altria Group, Inc.	557,876	21,897
Archer-Daniels-Midland Co.	159,737	6,374
Brown-Forman Corp. Class B	78,567	5,002
Campbell Soup Co.	63,974	3,175
Church & Dwight Co., Inc.	68,377	5,286
Colgate-Palmolive Co.	249,007	18,242
Conagra Brands, Inc.	132,366	4,655
Constellation Brands, Inc. Class A	49,968	8,742
Costco Wholesale Corp.	128,358	38,919

See notes to financial statements.

5

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	180,046	$11,100
Hormel Foods Corp. (b)	88,560	4,275
Kellogg Co.	81,212	5,365
Keurig Dr Pepper, Inc.	97,824	2,778
Kimberly-Clark Corp.	102,231	14,450
Lamb Weston Holdings, Inc.	38,764	2,478
McCormick & Co., Inc.	29,398	5,274
Molson Coors Beverage Co. Class B	40,379	1,387
Mondelez International, Inc. Class A	419,499	21,449
Monster Beverage Corp. (a)	151,417	10,496
PepsiCo, Inc.	416,523	55,089
Philip Morris International, Inc.	462,525	32,405
Sysco Corp.	149,177	8,154
The Clorox Co.	37,407	8,206
The Coca-Cola Co.	1,235,026	55,181
The Estee Lauder Cos., Inc. Class A	60,292	11,376
The Hershey Co.	42,067	5,453
The J.M. Smucker Co.	33,873	3,584
The Kraft Heinz Co.	204,630	6,526
The Kroger Co.	208,683	7,064
The Procter & Gamble Co.	727,534	86,991
Tyson Foods, Inc. Class A	73,679	4,399
Walgreens Boots Alliance, Inc.	216,215	9,165
Walmart, Inc.	447,720	53,628
		538,565
Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp. Class A	77,606	7,435
CDW Corp.	42,723	4,964
Corning, Inc.	228,434	5,916
Keysight Technologies, Inc. (a)	51,420	5,182
Trimble, Inc. (a)	64,718	2,795
Zebra Technologies Corp. (a)	14,931	3,822
		30,114
Energy (2.7%):
Apache Corp.	113,302	1,530
Baker Hughes Co.	202,278	3,113
Cheniere Energy, Inc. (a)	75,682	3,657
Chevron Corp.	560,461	50,010
Concho Resources, Inc.	41,024	2,113
ConocoPhillips	318,550	13,386
Diamondback Energy, Inc.	36,903	1,543
EOG Resources, Inc.	150,818	7,641
Exxon Mobil Corp.	1,229,213	54,970
Halliburton Co.	263,356	3,418
Hess Corp. (b)	76,675	3,973
Kinder Morgan, Inc.	636,014	9,648
Marathon Petroleum Corp.	195,206	7,297
Occidental Petroleum Corp.	270,183	4,944
ONEOK, Inc.	121,638	4,041

See notes to financial statements.

6

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Phillips 66	131,088	$9,425
Pioneer Natural Resources Co.	46,366	4,530
Schlumberger Ltd.	407,846	7,500
The Williams Cos., Inc.	360,364	6,854
Valero Energy Corp.	121,102	7,123
		206,716
Financials (10.1%):
Aflac, Inc.	197,255	7,107
AGNC Investment Corp.	160,847	2,075
Alleghany Corp.	4,115	2,013
Ally Financial, Inc.	107,303	2,128
American Express Co.	206,038	19,615
American International Group, Inc.	250,392	7,807
Ameriprise Financial, Inc.	36,339	5,452
Annaly Capital Management, Inc.	411,328	2,698
Arch Capital Group Ltd. (a)	99,983	2,865
Arthur J. Gallagher & Co.	56,324	5,491
Bank of America Corp.	2,439,903	57,948
Berkshire Hathaway, Inc. Class B (a)	652,700	116,513
BlackRock, Inc. Class A	38,022	20,687
Brown & Brown, Inc.	68,957	2,811
Capital One Financial Corp.	135,244	8,465
Cboe Global Markets, Inc.	30,164	2,814
Cincinnati Financial Corp.	45,117	2,889
Citigroup, Inc.	611,795	31,263
Citizens Financial Group, Inc.	126,722	3,198
CME Group, Inc.	84,985	13,813
CNA Financial Corp.	9,433	303
Discover Financial Services	86,143	4,315
E*TRADE Financial Corp.	62,166	3,092
Equitable Holdings, Inc.	98,237	1,895
Everest Re Group Ltd.	9,603	1,980
FactSet Research Systems, Inc.	10,771	3,538
Fidelity National Financial, Inc.	84,094	2,578
Fifth Third Bancorp	197,966	3,817
First Republic Bank	50,879	5,393
Franklin Resources, Inc. (b)	90,779	1,904
Globe Life, Inc.	29,934	2,222
Huntington Bancshares, Inc.	298,055	2,693
Intercontinental Exchange, Inc.	164,274	15,047
JPMorgan Chase & Co.	895,450	84,226
KeyCorp	289,731	3,529
Loews Corp.	72,923	2,501
M&T Bank Corp.	36,480	3,793
Markel Corp. (a)	4,135	3,817
MarketAxess Holdings, Inc.	10,542	5,281
Marsh & McLennan Cos., Inc.	140,269	15,061
MetLife, Inc.	243,776	8,903
Moody's Corp.	51,547	14,161
Morgan Stanley	378,406	18,277

See notes to financial statements.

7

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MSCI, Inc.	24,178	$8,071
Nasdaq, Inc.	33,700	4,026
Northern Trust Corp.	62,457	4,955
Principal Financial Group, Inc. (b)	70,964	2,948
Prudential Financial, Inc.	118,578	7,221
Raymond James Financial, Inc.	38,971	2,682
Regions Financial Corp.	288,093	3,204
S&P Global, Inc.	70,034	23,075
State Street Corp.	98,983	6,290
SVB Financial Group (a)	13,836	2,982
Synchrony Financial	151,249	3,352
T. Rowe Price Group, Inc.	67,590	8,347
TD Ameritrade Holding Corp.	87,174	3,171
The Allstate Corp.	94,297	9,146
The Bank of New York Mellon Corp.	254,615	9,841
The Blackstone Group, Inc. Class A	201,095	11,394
The Charles Schwab Corp.	366,136	12,353
The Goldman Sachs Group, Inc.	103,234	20,401
The Hartford Financial Services Group, Inc.	106,361	4,100
The PNC Financial Services Group, Inc.	127,362	13,400
The Progressive Corp.	175,705	14,076
The Travelers Cos., Inc.	75,901	8,657
Tradeweb Markets, Inc. Class A	12,849	747
Truist Financial Corp.	404,506	15,189
U.S. Bancorp	428,384	15,773
W.R. Berkley Corp.	37,839	2,168
Wells Fargo & Co.	1,191,939	30,514
		774,061
Health Care (14.0%):
Abbott Laboratories	531,002	48,549
AbbVie, Inc.	523,481	51,395
Agilent Technologies, Inc.	89,767	7,933
Alexion Pharmaceuticals, Inc. (a)	62,803	7,049
Align Technology, Inc. (a)	21,902	6,011
Alnylam Pharmaceuticals, Inc. (a)	24,672	3,654
AmerisourceBergen Corp.	46,278	4,663
Amgen, Inc.	165,437	39,020
Anthem, Inc.	75,684	19,903
Baxter International, Inc.	152,751	13,152
Becton, Dickinson & Co.	84,244	20,157
Biogen, Inc. (a)	43,316	11,589
BioMarin Pharmaceutical, Inc. (a)	41,715	5,145
Bio-Rad Laboratories, Inc. Class A (a)	5,715	2,580
Boston Scientific Corp. (a)	384,705	13,507
Bristol-Myers Squibb Co.	679,252	39,940
Cardinal Health, Inc.	87,653	4,575
Centene Corp. (a)	144,572	9,188
Cerner Corp.	91,364	6,263
Cigna Corp.	101,439	19,035
CVS Health Corp.	371,733	24,151

See notes to financial statements.

8

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Danaher Corp.	196,606	$34,766
DaVita, Inc. (a)	26,557	2,102
DENTSPLY SIRONA, Inc.	61,614	2,715
DexCom, Inc. (a)	25,083	10,169
Edwards Lifesciences Corp. (a)	186,021	12,856
Elanco Animal Health, Inc. (a)	100,815	2,162
Eli Lilly & Co.	266,130	43,693
Exact Sciences Corp. (a)	40,221	3,497
Gilead Sciences, Inc. (c)	344,849	26,533
HCA Healthcare, Inc.	77,881	7,559
Hologic, Inc. (a)	62,826	3,581
Humana, Inc.	35,928	13,931
IDEXX Laboratories, Inc. (a)	23,886	7,886
Illumina, Inc. (a)	38,555	14,279
Incyte Corp. (a)	57,699	5,999
Insulet Corp. (a)	13,933	2,707
Intuitive Surgical, Inc. (a)	31,323	17,849
IQVIA Holdings, Inc. (a)	56,723	8,048
Johnson & Johnson (c)	765,921	107,711
Laboratory Corp. of America Holdings (a)	29,179	4,847
McKesson Corp.	48,588	7,454
Merck & Co., Inc.	757,727	58,595
Mettler-Toledo International, Inc. (a)	6,195	4,990
PerkinElmer, Inc.	27,102	2,658
Pfizer, Inc.	1,667,543	54,529
Quest Diagnostics, Inc.	39,723	4,527
Regeneron Pharmaceuticals, Inc. (a)	20,267	12,640
ResMed, Inc.	40,686	7,812
Seattle Genetics, Inc. (a)	45,948	7,807
Stryker Corp.	103,198	18,595
Teleflex, Inc.	12,176	4,432
The Cooper Cos., Inc.	14,493	4,111
Thermo Fisher Scientific, Inc.	116,067	42,056
UnitedHealth Group, Inc.	266,719	78,669
Universal Health Services, Inc. Class B	23,616	2,194
Varian Medical Systems, Inc. (a)	26,975	3,305
Veeva Systems, Inc. Class A (a)	30,840	7,229
Vertex Pharmaceuticals, Inc. (a)	63,906	18,553
Waters Corp. (a)	16,824	3,035
West Pharmaceutical Services, Inc.	19,537	4,438
Zimmer Biomet Holdings, Inc.	62,081	7,410
Zoetis, Inc.	142,576	19,539
		1,064,927
Industrials (7.7%):
3M Co.	172,672	26,935
AMETEK, Inc.	64,525	5,767
C.H. Robinson Worldwide, Inc. (b)	39,559	3,128
Caterpillar, Inc.	157,347	19,904
Cintas Corp.	28,605	7,619
Copart, Inc. (a)	68,254	5,683

See notes to financial statements.

9

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CoStar Group, Inc. (a) (c)	11,069	$7,866
CSX Corp.	208,021	14,507
Cummins, Inc.	43,821	7,592
Deere & Co.	88,976	13,983
Delta Air Lines, Inc.	179,380	5,032
Dover Corp.	40,483	3,909
Eaton Corp. PLC	120,079	10,505
Emerson Electric Co.	173,696	10,774
Equifax, Inc.	31,069	5,340
Expeditors International of Washington, Inc.	49,435	3,759
Fastenal Co.	170,148	7,289
FedEx Corp.	71,822	10,071
Fortive Corp.	85,156	5,762
General Dynamics Corp.	70,706	10,568
General Electric Co.	2,349,444	16,047
HEICO Corp. Class A	20,439	1,660
Honeywell International, Inc.	206,257	29,823
Howmet Aerospace, Inc. (a)	130,917	2,075
IDEX Corp.	20,965	3,313
Illinois Tool Works, Inc.	84,858	14,837
J.B. Hunt Transport Services, Inc.	22,661	2,727
Jacobs Engineering Group, Inc.	38,645	3,277
Johnson Controls International PLC	271,560	9,271
Kansas City Southern	28,225	4,214
L3Harris Technologies, Inc.	64,121	10,879
Lockheed Martin Corp.	83,300	30,398
Lyft, Inc. Class A (a)	10,665	352
Masco Corp.	79,179	3,976
Norfolk Southern Corp.	75,285	13,218
Northrop Grumman Corp.	47,410	14,576
Old Dominion Freight Line, Inc.	31,681	5,373
PACCAR, Inc.	103,786	7,768
Parker-Hannifin Corp.	38,085	6,980
Raytheon Technologies Corp.	450,388	27,753
Republic Services, Inc. (c)	60,351	4,952
Rockwell Automation, Inc.	34,404	7,328
Rollins, Inc.	49,715	2,107
Roper Technologies, Inc.	28,371	11,015
Southwest Airlines Co.	163,895	5,602
Stanley Black & Decker, Inc.	47,909	6,678
Teledyne Technologies, Inc. (a)	9,616	2,990
Textron, Inc.	56,786	1,869
The Boeing Co.	169,409	31,053
TransDigm Group, Inc.	13,669	6,042
TransUnion	49,780	4,333
Uber Technologies, Inc. (a)	476,703	14,816
Union Pacific Corp.	197,271	33,353
United Airlines Holdings, Inc. (a)	80,763	2,795
United Parcel Service, Inc. Class B	201,609	22,415
United Rentals, Inc. (a)	21,401	3,190

See notes to financial statements.

10

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Verisk Analytics, Inc.	48,710	$8,290
W.W. Grainger, Inc.	15,375	4,830
Waste Management, Inc.	126,691	13,418
Westinghouse Air Brake Technologies Corp.	53,516	3,081
Xylem, Inc.	54,010	3,508
		588,175
IT Services (5.5%):
Akamai Technologies, Inc. (a)	48,714	5,217
Automatic Data Processing, Inc.	129,017	19,209
Black Knight, Inc. (a)	30,319	2,200
Booz Allen Hamilton Holdings Corp. (b)	36,178	2,814
Broadridge Financial Solutions, Inc.	34,105	4,304
Cognizant Technology Solutions Corp. Class A	158,864	9,027
EPAM Systems, Inc. (a)	16,527	4,165
Fidelity National Information Services, Inc.	181,567	24,346
Fiserv, Inc. (a)	156,551	15,282
FleetCor Technologies, Inc. (a)	21,185	5,329
Gartner, Inc. (a)	26,488	3,214
Global Payments, Inc.	76,558	12,986
GoDaddy, Inc. Class A (a)	19,472	1,428
International Business Machines Corp.	260,931	31,513
Jack Henry & Associates, Inc.	20,579	3,787
Leidos Holdings, Inc.	41,295	3,868
Mastercard, Inc. Class A	269,602	79,721
Okta, Inc. (a)	11,025	2,208
Paychex, Inc.	94,083	7,127
PayPal Holdings, Inc. (a)	348,769	60,766
Square, Inc. Class A (a)	70,805	7,430
The Western Union Co.	107,771	2,330
Twilio, Inc. Class A (a)	22,571	4,953
VeriSign, Inc. (a)	30,668	6,343
Visa, Inc. Class A (b)	528,159	102,024
		421,591
Materials (1.8%):
Air Products & Chemicals, Inc.	65,602	15,840
Avery Dennison Corp.	22,912	2,614
Ball Corp.	89,623	6,228
Celanese Corp.	32,877	2,839
Corteva, Inc.	224,658	6,018
Crown Holdings, Inc. (a)	37,876	2,467
Dow, Inc.	222,365	9,064
DuPont de Nemours, Inc.	217,965	11,580
Ecolab, Inc.	79,657	15,848
FMC Corp.	34,360	3,423
Freeport-McMoRan, Inc.	431,289	4,990
International Flavors & Fragrances, Inc. (b)	25,999	3,184
International Paper Co.	109,296	3,848
Martin Marietta Materials, Inc.	18,685	3,860
Newmont Corp.	235,861	14,562

See notes to financial statements.

11

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nucor Corp.	80,884	$3,349
PPG Industries, Inc.	68,587	7,274
Southern Copper Corp.	26,871	1,069
The Sherwin-Williams Co.	26,110	15,088
Vulcan Materials Co.	38,501	4,460
		137,605
Real Estate (3.2%):
Alexandria Real Estate Equities, Inc.	37,485	6,082
American Tower Corp.	133,079	34,406
AvalonBay Communities, Inc.	44,471	6,877
Boston Properties, Inc.	45,168	4,082
Camden Property Trust	30,772	2,807
CBRE Group, Inc. Class A (a)	99,557	4,502
Crown Castle International Corp.	125,107	20,937
Digital Realty Trust, Inc.	84,786	12,049
Duke Realty Corp.	116,408	4,120
Equinix, Inc.	27,970	19,643
Equity LifeStyle Properties, Inc.	57,558	3,596
Equity Residential	110,535	6,502
Essex Property Trust, Inc.	20,672	4,737
Extra Space Storage, Inc.	40,791	3,768
Gaming and Leisure Properties, Inc.	60,565	2,096
Healthpeak Properties, Inc.	170,092	4,688
Host Hotels & Resorts, Inc.	222,765	2,404
Invitation Homes, Inc.	161,519	4,447
Medical Properties Trust, Inc.	150,256	2,825
Mid-America Apartment Communities, Inc.	36,135	4,144
Prologis, Inc.	233,389	21,782
Public Storage	49,711	9,539
Realty Income Corp.	100,922	6,005
Regency Centers Corp.	50,386	2,312
SBA Communications Corp.	33,157	9,878
Simon Property Group, Inc.	96,618	6,607
Sun Communities, Inc.	31,053	4,213
UDR, Inc.	93,183	3,483
Ventas, Inc.	117,890	4,317
VEREIT, Inc.	323,567	2,080
VICI Properties, Inc.	160,205	3,235
Vornado Realty Trust	54,957	2,100
W.P. Carey, Inc.	54,479	3,685
Welltower, Inc.	131,922	6,827
Weyerhaeuser Co.	209,861	4,713
		245,488
Semiconductors & Semiconductor Equipment (4.7%):
Advanced Micro Devices, Inc. (a)	351,588	18,497
Analog Devices, Inc.	101,286	12,422
Applied Materials, Inc.	257,748	15,581
Broadcom, Inc.	93,486	29,505
Intel Corp.	1,271,033	76,046

See notes to financial statements.

12

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
KLA Corp.	40,176	$7,813
Lam Research Corp.	40,366	13,057
Marvell Technology Group Ltd.	153,470	5,381
Maxim Integrated Products, Inc.	69,087	4,187
Microchip Technology, Inc. (b)	68,997	7,266
Micron Technology, Inc. (a)	333,875	17,201
NVIDIA Corp.	178,791	67,924
Qorvo, Inc. (a)	31,180	3,446
QUALCOMM, Inc.	337,700	30,802
Skyworks Solutions, Inc.	46,920	5,999
Teradyne, Inc.	47,668	4,028
Texas Instruments, Inc.	275,512	34,982
Xilinx, Inc.	68,386	6,729
		360,866
Software (9.9%):
Adobe, Inc. (a)	141,590	61,635
ANSYS, Inc. (a)	25,695	7,496
Autodesk, Inc. (a)	60,950	14,579
Cadence Design Systems, Inc. (a)	82,929	7,958
Ceridian HCM Holding, Inc. (a)	18,330	1,453
Citrix Systems, Inc.	35,499	5,251
Coupa Software, Inc. (a)	18,321	5,076
Crowdstrike Holdings, Inc. Class A (a)	6,143	616
Datadog, Inc. Class A (a)	7,568	658
DocuSign, Inc. (a)	50,924	8,770
Fair Isaac Corp. (a)	8,340	3,486
Fortinet, Inc. (a)	42,908	5,890
Intuit, Inc.	70,866	20,990
Microsoft Corp. (c)	2,204,634	448,665
NortonLifeLock, Inc.	154,489	3,063
Oracle Corp.	637,774	35,250
Paycom Software, Inc. (a)	14,337	4,441
RingCentral, Inc. Class A (a)	19,710	5,617
Salesforce.com, Inc. (a)	256,242	48,002
ServiceNow, Inc. (a) (c)	54,838	22,213
Slack Technologies, Inc. Class A (a) (b)	85,501	2,658
Splunk, Inc. (a)	42,672	8,479
SS&C Technologies Holdings, Inc.	71,358	4,030
Synopsys, Inc. (a)	40,978	7,991
The Trade Desk, Inc. Class A (a)	9,024	3,668
Tyler Technologies, Inc. (a)	11,308	3,922
VMware, Inc. Class A (a) (b)	23,776	3,682
Workday, Inc. Class A (a)	28,961	5,426
Zoom Video Communications, Inc. Class A (a)	7,131	1,808
		752,773
Technology Hardware, Storage & Peripherals (6.4%):
Apple, Inc.	1,287,457	469,664
Dell Technologies, Inc. Class C (a)	65,547	3,601
Hewlett Packard Enterprise Co.	361,321	3,516

See notes to financial statements.

13

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
HP, Inc.	415,657	$7,245
NetApp, Inc.	48,225	2,140
Western Digital Corp.	88,075	3,888
		490,054
Utilities (3.0%):
Alliant Energy Corp.	73,323	3,508
Ameren Corp.	70,215	4,940
American Electric Power Co., Inc. (c)	147,206	11,723
American Water Works Co., Inc.	54,343	6,992
Atmos Energy Corp.	35,945	3,579
Avangrid, Inc. (b)	17,576	738
CenterPoint Energy, Inc.	148,024	2,764
CMS Energy Corp.	79,592	4,650
Consolidated Edison, Inc. (c)	98,185	7,062
Dominion Energy, Inc.	251,940	20,453
DTE Energy Co.	50,518	5,431
Duke Energy Corp. (c)	220,600	17,624
Edison International	100,320	5,448
Entergy Corp.	59,455	5,577
Essential Utilities, Inc.	65,043	2,747
Evergy, Inc. (c)	67,350	3,993
Eversource Energy (c)	99,936	8,322
Exelon Corp.	292,514	10,615
FirstEnergy Corp.	160,921	6,241
NextEra Energy, Inc. (c)	145,385	34,917
NiSource, Inc.	95,561	2,173
Pinnacle West Capital Corp.	32,348	2,371
PPL Corp.	228,351	5,901
Public Service Enterprise Group, Inc.	150,189	7,383
Sempra Energy	73,027	8,561
The AES Corp.	174,390	2,527
The Southern Co. (c)	316,995	16,436
Vistra Corp.	143,582	2,674
WEC Energy Group, Inc. (c)	92,699	8,125
Xcel Energy, Inc. (c)	136,081	8,505
		231,980
Total Common Stocks (Cost $3,076,401)		7,605,136
Rights (0.0%) (d)
Communication Services (0.0%): (d)
T-Mobile U.S., Inc. Expires 7/28/20 (a)	125,296	21
Total Rights (Cost $0)		21

See notes to financial statements.

14

USAA Mutual Funds Trust USAA 500 Index Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.7%)
HSBC U.S. Government Money Market Fund I Shares, 0.11% (e)	56,345,664	$56,346
Total Collateral for Securities Loaned (Cost $56,346)		56,346
Total Investments (Cost $3,132,747) — 100.3%		7,661,503
Liabilities in excess of other assets — (0.3)%		(20,847)
NET ASSETS — 100.00%		$7,640,656

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2020.

PLC — Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	216	9/18/20	$32,696,367	$33,374,160	$677,793
Total unrealized appreciation					$677,793
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$677,793

See notes to financial statements.

15

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA 500 Index Fund
Assets:
Investments, at value (Cost $3,132,747)	$7,661,503	(a)
Cash and cash equivalents	9,430
Deposits with brokers for futures contracts	3,701
Receivables:
Interest and dividends	5,795
Capital shares issued	3,914
Investments sold	20,076
Variation margin on open futures contracts	510
From Adviser	237
Prepaid expenses	97
Total Assets	7,705,263
Liabilities:
Payables:
Collateral received on loaned securities	56,346
Capital shares redeemed	6,758
Accrued expenses and other payables:
Investment advisory fees	629
Administration fees	377
Custodian fees	36
Transfer agent fees	288
Compliance fees	6
Other accrued expenses	167
Total Liabilities	64,607
Net Assets:
Capital	3,057,434
Total distributable earnings/(loss)	4,583,222
Net Assets	$7,640,656
Net Assets
Member Shares	$3,411,800
Reward Shares	4,228,856
Total	$7,640,656
Shares (unlimited number of shares authorized with no par value):
Member Shares	79,731
Reward Shares	98,775
Total	178,506
Net asset value, offering and redemption price per share: (b)
Member Shares	$42.79
Reward Shares	42.81

(a)  Includes $55,522 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA 500 Index Fund
Investment Income:
Dividends	$74,064
Interest	97
Securities lending (net of fees)	131
Total Income	74,292
Expenses:
Investment advisory fees	3,750
Administration fees — Member Shares	987
Administration fees — Reward Shares	1,263
Sub-Administration fees	14
Custodian fees	163
Transfer agent fees — Member Shares	1,383
Transfer agent fees — Reward Shares	183
Trustees' fees	24
Compliance fees	25
Legal and audit fees	40
State registration and filing fees	108
Interfund lending fees	— (a)
Other expenses	206
Total Expenses	8,146
Expenses waived/reimbursed by Adviser	(880)
Net Expenses	7,266
Net Investment Income (Loss)	67,026
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	39,136
Net realized gains (losses) from futures contracts	(1,472)
Net change in unrealized appreciation/depreciation on investment securities	(266,313)
Net change in unrealized appreciation/depreciation on futures contracts	(137)
Net realized/unrealized gains (losses) on investments	(228,786)
Change in net assets resulting from operations	$(161,760)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA 500 Index Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$67,026	$135,019
Net realized gains (losses) from investments	37,664	283,821
Net change in unrealized appreciation/depreciation on investments	(266,450)	1,594,175
Change in net assets resulting from operations	(161,760)	2,013,015
Distributions to Shareholders:
Member Shares	(27,334)	(136,678)
Reward Shares	(36,683)	(262,717)
Change in net assets resulting from distributions to shareholders	(64,017)	(399,395)
Change in net assets resulting from capital transactions	(283,126)	(28,801)
Change in net assets	(508,903)	1,584,819
Net Assets:
Beginning of period	8,149,559	6,564,740
End of period	$7,640,656	$8,149,559
Capital Transactions:
Member Shares
Proceeds from shares issued	$469,339	$521,545
Distributions reinvested	26,966	174,935
Cost of shares redeemed	(603,456)	(779,152)
Total Member Shares	$(107,151)	$(82,672)
Reward Shares
Proceeds from shares issued	$336,162	$519,941
Distributions reinvested	34,881	212,589
Cost of shares redeemed	(547,018)	(678,659)
Total Reward Shares	$(175,975)	$53,871
Change in net assets resulting from capital transactions	$(283,126)	$(28,801)
Share Transactions:
Member Shares
Issued	11,710	12,769
Reinvested	719	4,088
Redeemed	(14,720)	(18,810)
Total Member Shares	(2,291)	(1,953)
Reward Shares
Issued	8,090	12,496
Reinvested	931	4,967
Redeemed	(13,675)	(16,390)
Total Reward Shares	(4,654)	1,073
Change in Shares	(6,945)	(880)

See notes to financial statements.

18

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19

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA 500 Index Fund
Member Shares
Six Months Ended June 30, 2020 (unaudited)	$43.93	0.35	(d)	(1.15)	(0.80)	(0.34)	—
Year Ended December 31, 2019	$35.22	0.71	(d)	10.19	10.90	(0.72)	(1.47)
Year Ended December 31, 2018	$38.00	0.68		(2.40)	(1.72)	(0.66)	(0.40)
Year Ended December 31, 2017	$31.81	0.59		6.21	6.80	(0.59)	(0.02)
Year Ended December 31, 2016	$29.18	0.58		2.80	3.38	(0.61)	(0.14)
Year Ended December 31, 2015	$29.41	0.56		(0.24)	0.32	(0.52)	(0.03)
Reward Shares
Six Months Ended June 30, 2020 (unaudited)	$43.95	0.38	(d)	(1.16)	(0.78)	(0.36)	—
Year Ended December 31, 2019	$35.24	0.75	(d)	10.19	10.94	(0.76)	(1.47)
Year Ended December 31, 2018	$38.01	0.71		(2.38)	(1.67)	(0.70)	(0.40)
Year Ended December 31, 2017	$31.82	0.61		6.22	6.83	(0.62)	(0.02)
Year Ended December 31, 2016	$29.19	0.60		2.81	3.41	(0.64)	(0.14)
Year Ended December 31, 2015	$29.42	0.59		(0.24)	0.35	(0.55)	(0.03)
*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA 500 Index Fund
Member Shares
Six Months Ended June 30, 2020 (unaudited)	(0.34)	$42.79	(1.70)%	0.25%	1.73%	0.26%	$3,411,800	2%
Year Ended December 31, 2019	(2.19)	$43.93	31.19%	0.25%	1.73%	0.26%	$3,603,465	13%
Year Ended December 31, 2018	(1.06)	$35.22	(4.65)%	0.25%	1.75%	0.26%	$2,957,995	4%
Year Ended December 31, 2017	(0.61)	$38.00	21.53%	0.25%	1.71%	0.27%	$3,285,829	3%
Year Ended December 31, 2016	(0.75)	$31.81	11.70%	0.25%	1.95%	0.28%	$2,962,450	4%
Year Ended December 31, 2015	(0.55)	$29.18	1.13%	0.25%	1.88%	0.28%	$2,777,361	4%
Reward Shares
Six Months Ended June 30, 2020 (unaudited)	(0.36)	$42.81	(1.65)%	0.15%	1.83%	0.18%	$4,228,856	2%
Year Ended December 31, 2019	(2.23)	$43.95	31.29%	0.15%	1.83%	0.18%	$4,546,094	13%
Year Ended December 31, 2018	(1.10)	$35.24	(4.53)%	0.15%	1.85%	0.18%	$3,606,745	4%
Year Ended December 31, 2017	(0.64)	$38.01	21.64%	0.15%	1.81%	0.18%	$3,636,257	3%
Year Ended December 31, 2016	(0.78)	$31.82	11.79%	0.15%	2.04%	0.18%	$3,010,831	4%
Year Ended December 31, 2015	(0.58)	$29.19	1.23%	0.15%	1.99%	0.18%	$2,613,832	4%

See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of USAA 500 Index Fund (the "Fund"). The Fund offers two classes of shares: Member Shares and Reward Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,605,136	$—	$—	$7,605,136
Rights	21	—	—	21
Collateral for Securities Loaned	56,346	—	—	56,346
Total	$7,661,503	$—	$—	$7,661,503
Other Financial Investments^:
Assets:
Futures Contracts	678	—	—	678
Total	$678	$—	$—	$678

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

During the period ended June 30, 2020, the Fund held futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market. The Fund held futures contacts at June 30, 2020 for trading purposes.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2020 (amounts in thousands):

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure:	$678

*  Includes cumulative appreciation/depreciation of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure:	$(1,472)	$(137)

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non- cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$55,522	$—	$56,346

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020, were as follows for the Fund (amounts in thousands):

Excluding U.S. Government Securities
Purchases	Sales
$181,531	$433,089

There were no purchases and sales of U.S. government securities during the six months ended June 30, 2020.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund of-funds' annual and semiannual reports may be viewed at usaa.com. As of June 30, 2020, certain fund-of -funds owned total outstanding shares of the Fund:

Affiliated USAA Fund	Ownership %
Cornerstone Conservative Fund	0.1
Cornerstone Equity Fund	0.3

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. The amounts incurred and paid to VCM during the six months ended June 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SC to the Trust and its affiliated persons. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Victory Capital's internal investment team, Victory Solutions, manages the Fund's assets. During the six months ended June 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annualized fee at a rate of 0.06% of average daily net assets of the Fund. Amounts incurred for the six months ended June 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub- Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of- pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund, under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA during the six months ended June 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Adviser, Inc.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limits (excluding voluntary waivers) are 0.25% and 0.15% for Member Shares and Reward Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of June 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands).

Expires 12/31/22	Expires 12/31/23	Total
$862	$880	$1,742

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay-at-home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees; (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults; (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

The Fund invests in large-capitalization companies. Such investments may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to the Fund, if any during the period are reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings with Citibank during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period are reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on interfund lending.

The average borrowing for the days outstanding and average interest rate for the Fund during the Six months ended June 30, 2020 were as follows:

Borrower or Lender	Amount Outstanding at June 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,971	1	0.83%	1,971

*  For the six months ended June 30, 2020, based on the number of days borrowings were outstanding.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

8. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

During the most recent tax year ended December 31, 2019 the Fund had no capital loss carryforwards, for federal income tax purposes.

30

USAA Mutual Funds Trust	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including account maintenance fees, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
Member Shares	$1,000.00	$983.00	$1,023.62	$1.23	$1.26	0.25%
Reward Shares	1,000.00	983.50	1,024.12	0.74	0.75	0.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

31

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the 1940 Act. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital, as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

32

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

28651-0820

JUNE 30, 2020

Semi Annual Report

USAA Target Retirement Income Fund

USAA Target Retirement 2020 Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	16
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	26
Supplemental Information	45
Expense Examples	45
Proxy Voting and Portfolio Holdings Information	45
Liquidity Risk Management Program	46
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Target Retirement Income Fund	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation over the long term and also considers the potential for current income.

Top 10 Holdings*

June 30, 2020

(% of Net Assets)

USAA Government Securities Fund Institutional Shares	27.5%
USAA Income Fund Institutional Shares	15.7%
USAA Short-Term Bond Fund Institutional Shares	14.7%
USAA Global Managed Volatility Fund Institutional Shares	9.8%
USAA Target Managed Allocation Fund	5.2%
Victory Market Neutral Income Fund Class I	3.9%
USAA High Income Fund Institutional Shares	3.7%
VictoryShares USAA MSCI USA Value Momentum ETF	2.2%
Victory RS International Fund Class R6	2.2%
VictoryShares USAA MSCI International Value Momentum ETF	1.6%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Target Retirement 2020 Fund	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation over the long term and also considers the potential for current income.

Top 10 Holdings*

June 30, 2020

(% of Net Assets)

USAA Government Securities Fund Institutional Shares	27.7%
USAA Income Fund Institutional Shares	15.2%
USAA Short-Term Bond Fund Institutional Shares	14.5%
USAA Global Managed Volatility Fund Institutional Shares	9.6%
USAA Target Managed Allocation Fund	5.3%
Victory Market Neutral Income Fund Class I	3.7%
USAA High Income Fund Institutional Shares	3.6%
VictoryShares USAA MSCI USA Value Momentum ETF	2.2%
Victory RS International Fund Class R6	1.9%
VictoryShares USAA MSCI International Value Momentum ETF	1.6%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

USAA Mutual Funds Trust USAA Target Retirement 2030 Fund	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation over the long term and also considers the potential for current income.

Top 10 Holdings*

June 30, 2020

(% of Net Assets)

USAA Global Managed Volatility Fund Institutional Shares	19.0%
USAA Government Securities Fund Institutional Shares	15.8%
USAA Target Managed Allocation Fund	10.0%
USAA Income Fund Institutional Shares	7.5%
VictoryShares USAA MSCI USA Value Momentum ETF	4.7%
USAA Short-Term Bond Fund Institutional Shares	4.7%
USAA High Income Fund Institutional Shares	4.2%
USAA Growth Fund Institutional Shares	3.4%
VictoryShares USAA MSCI International Value Momentum ETF	3.3%
Victory RS International Fund Class R6	3.3%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

USAA Mutual Funds Trust USAA Target Retirement 2040 Fund	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation over the long term and also considers the potential for current income.

Top 10 Holdings*

June 30, 2020

(% of Net Assets)

USAA Global Managed Volatility Fund Institutional Shares	24.1%
USAA Target Managed Allocation Fund	12.4%
USAA Government Securities Fund Institutional Shares	8.2%
VictoryShares USAA MSCI USA Value Momentum ETF	6.3%
USAA Growth Fund Institutional Shares	4.3%
Victory RS International Fund Class R6	4.2%
VictoryShares USAA MSCI International Value Momentum ETF	3.9%
USAA Income Fund Institutional Shares	3.6%
Victory Integrity Mid-Cap Value Fund Class R6	3.6%
USAA High Income Fund Institutional Shares	3.5%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

USAA Mutual Funds Trust USAA Target Retirement 2050 Fund	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation over the long term and also considers the potential for current income.

Top 10 Holdings*

June 30, 2020

(% of Net Assets)

USAA Global Managed Volatility Fund Institutional Shares	26.1%
USAA Target Managed Allocation Fund	14.0%
VictoryShares USAA MSCI USA Value Momentum ETF	7.0%
USAA Growth Fund Institutional Shares	5.0%
Victory RS International Fund Class R6	4.8%
VictoryShares USAA MSCI International Value Momentum ETF	4.5%
Victory Integrity Mid-Cap Value Fund Class R6	3.9%
USAA Government Securities Fund Institutional Shares	3.6%
VictoryShares Dividend Accelerator ETF	3.5%
Victory Trivalent International Core Equity Fund Class R6	3.3%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

6

USAA Mutual Funds Trust USAA Target Retirement 2060 Fund	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation over the long term and also considers the potential for current income.

Top 10 Holdings*

June 30, 2020

(% of Net Assets)

USAA Global Managed Volatility Fund Institutional Shares	26.5%
USAA Target Managed Allocation Fund	13.8%
VictoryShares USAA MSCI USA Value Momentum ETF	7.0%
Victory RS International Fund Class R6	5.2%
VictoryShares USAA MSCI International Value Momentum ETF	4.5%
USAA Growth Fund Institutional Shares	4.5%
Victory Integrity Mid-Cap Value Fund Class R6	3.9%
VictoryShares Dividend Accelerator ETF	3.8%
USAA Government Securities Fund Institutional Shares	3.4%
Victory Trivalent International Core Equity Fund Class R6	3.4%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

7

USAA Mutual Funds Trust USAA Target Retirement Income Fund	Schedule of Portfolio Investments June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (10.7%)
VictoryShares Dividend Accelerator ETF	128,670	$4,267
VictoryShares Emerging Market Volatility Wtd ETF (a)	57,190	1,272
VictoryShares International High Div Volatility Wtd ETF	56,126	1,419
VictoryShares International Volatility Wtd ETF	57,833	2,007
VictoryShares U.S. 500 Volatility Wtd ETF	59,913	3,029
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	77,905	2,395
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	96,550	3,664
VictoryShares USAA MSCI International Value Momentum ETF	131,566	5,065
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	62,796	2,861
VictoryShares USAA MSCI USA Value Momentum ETF	150,663	6,830
Total Affiliated Exchange-Traded Funds (Cost $35,686)		32,809
Affiliated Mutual Funds (89.1%)
USAA Global Managed Volatility Fund Institutional Shares	3,014,848	30,209
USAA Government Securities Fund Institutional Shares	8,296,252	84,954
USAA Growth Fund Institutional Shares	142,232	4,112
USAA High Income Fund Institutional Shares	1,601,024	11,399
USAA Income Fund Institutional Shares	3,542,537	48,462
USAA Income Stock Fund Institutional Shares	295,988	4,452
USAA Precious Metals and Minerals Fund Institutional Shares (b)	62,924	1,338
USAA Short-Term Bond Fund Institutional Shares	4,911,990	45,288
USAA Small Cap Stock Fund Institutional Shares	234,718	3,410
USAA Target Managed Allocation Fund	1,531,887	15,932
Victory Integrity Mid-Cap Value Fund Class R6	175,600	2,716
Victory Market Neutral Income Fund Class I	1,209,437	11,889
Victory RS International Fund Class R6	693,184	6,641
Victory Trivalent International Core Equity Fund Class R6	617,257	4,055
Total Affiliated Mutual Funds (Cost $258,072)		274,857
Collateral for Securities Loaned^ (0.1%)
HSBC U.S. Government Money Market Fund I Shares, 0.11% (c)	425,500	426
Total Collateral for Securities Loaned (Cost $426)		426
Total Investments (Cost $294,184) — 99.9%		308,092
Other assets in excess of liabilities — 0.1%		428
NET ASSETS — 100.00%		$308,520

At June 30, 2020 the Fund's investments in foreign securities were 18.5% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on June 30, 2020.

ETF — Exchange-Traded Fund

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Target Retirement 2020 Fund	Schedule of Portfolio Investments June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (11.5%)
VictoryShares Dividend Accelerator ETF	211,264	$7,006
VictoryShares Emerging Market Volatility Wtd ETF	110,675	2,461
VictoryShares International High Div Volatility Wtd ETF	85,388	2,159
VictoryShares International Volatility Wtd ETF	117,231	4,069
VictoryShares U.S. 500 Volatility Wtd ETF	62,947	3,182
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	192,162	5,907
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	14,443	530
VictoryShares USAA Core Intermediate-Term Bond ETF	81,494	4,388
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	154,975	5,882
VictoryShares USAA MSCI International Value Momentum ETF	225,011	8,663
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	94,460	4,303
VictoryShares USAA MSCI USA Value Momentum ETF	258,940	11,739
Total Affiliated Exchange-Traded Funds (Cost $64,572)		60,289
Affiliated Mutual Funds (88.2%)
USAA Global Managed Volatility Fund Institutional Shares	5,053,920	50,640
USAA Government Securities Fund Institutional Shares	14,242,367	145,842
USAA Growth Fund Institutional Shares	281,757	8,146
USAA High Income Fund Institutional Shares	2,656,436	18,914
USAA Income Fund Institutional Shares	5,842,664	79,928
USAA Income Stock Fund Institutional Shares	381,654	5,740
USAA Intermediate-Term Bond Fund Institutional Shares	33	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares (b)	110,440	2,349
USAA Short-Term Bond Fund Institutional Shares	8,272,977	76,277
USAA Small Cap Stock Fund Institutional Shares	394,376	5,730
USAA Target Managed Allocation Fund	2,672,770	27,797
Victory Integrity Mid-Cap Value Fund Class R6	392,942	6,079
Victory Market Neutral Income Fund Class I	1,980,686	19,470
Victory RS International Fund Class R6	1,052,598	10,084
Victory Trivalent International Core Equity Fund Class R6	1,018,461	6,691
Total Affiliated Mutual Funds (Cost $427,734)		463,687
Total Investments (Cost $492,306) — 99.7%		523,976
Other assets in excess of liabilities — 0.3%		1,598
NET ASSETS — 100.00%		$525,574

At June 30, 2020 the Fund's investments in foreign securities were 18.1% of net assets.

(a)  Amount is less than $1 thousand.

(b)  Non-income producing security.

ETF — Exchange-Traded Fund

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Target Retirement 2030 Fund	Schedule of Portfolio Investments June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (20.9%)
VictoryShares Dividend Accelerator ETF (a)	964,695	$31,989
VictoryShares Emerging Market Volatility Wtd ETF	357,356	7,946
VictoryShares International High Div Volatility Wtd ETF	408,197	10,323
VictoryShares International Volatility Wtd ETF	431,793	14,985
VictoryShares U.S. 500 Volatility Wtd ETF	387,304	19,579
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	854,198	26,257
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	46,492	1,707
VictoryShares USAA Core Intermediate-Term Bond ETF	251,337	13,533
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	467,213	17,733
VictoryShares USAA MSCI International Value Momentum ETF	1,063,518	40,948
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	336,942	15,349
VictoryShares USAA MSCI USA Value Momentum ETF	1,293,160	58,625
Total Affiliated Exchange-Traded Funds (Cost $288,295)		258,974
Affiliated Mutual Funds (78.8%)
USAA Global Managed Volatility Fund Institutional Shares	23,592,860	236,400
USAA Government Securities Fund Institutional Shares	19,182,559	196,429
USAA Growth Fund Institutional Shares	1,464,216	42,330
USAA High Income Fund Institutional Shares	7,378,993	52,538
USAA Income Fund Institutional Shares	6,830,999	93,448
USAA Income Stock Fund Institutional Shares	1,601,368	24,085
USAA Intermediate-Term Bond Fund Institutional Shares	44	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares (c)	249,586	5,309
USAA Short-Term Bond Fund Institutional Shares	6,259,472	57,712
USAA Small Cap Stock Fund Institutional Shares	1,364,763	19,830
USAA Target Managed Allocation Fund	11,931,084	124,083
Victory Integrity Mid-Cap Value Fund Class R6	2,359,470	36,501
Victory Market Neutral Income Fund Class I	2,192,012	21,549
Victory RS International Fund Class R6	4,216,094	40,390
Victory Trivalent International Core Equity Fund Class R6	4,256,121	27,963
Total Affiliated Mutual Funds (Cost $912,124)		978,567
Collateral for Securities Loaned^ (0.0%) (d)
HSBC U.S. Government Money Market Fund I Shares, 0.11% (e)	187,000	187
Total Collateral for Securities Loaned (Cost $187)		187
Total Investments (Cost $1,200,606) — 99.7%		1,237,728
Other assets in excess of liabilities — 0.3%		3,326
NET ASSETS — 100.00%		$1,241,054

At June 30, 2020 the Fund's investments in foreign securities were 33.2% of net assets.

^  Purchased with cash collateral from securities on loan.

(b)  Amount is less than $1 thousand.

(c)  Non-income producing security.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2020.

ETF — Exchange-Traded Fund

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Target Retirement 2040 Fund	Schedule of Portfolio Investments June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (26.0%)
VictoryShares Dividend Accelerator ETF	1,288,160	$42,715
VictoryShares Emerging Market Volatility Wtd ETF	605,450	13,463
VictoryShares International High Div Volatility Wtd ETF	616,336	15,586
VictoryShares International Volatility Wtd ETF	606,805	21,059
VictoryShares U.S. 500 Volatility Wtd ETF	697,256	35,248
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,180,229	36,278
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	73,442	2,697
VictoryShares USAA Core Intermediate-Term Bond ETF	130,870	7,047
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	616,229	23,388
VictoryShares USAA MSCI International Value Momentum ETF	1,386,443	53,381
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	458,387	20,881
VictoryShares USAA MSCI USA Value Momentum ETF	1,934,746	87,711
Total Affiliated Exchange-Traded Funds (Cost $409,390)		359,454
Affiliated Mutual Funds (73.8%)
USAA Global Managed Volatility Fund Institutional Shares	33,262,939	333,295
USAA Government Securities Fund Institutional Shares	11,007,322	112,715
USAA Growth Fund Institutional Shares	2,061,824	59,607
USAA High Income Fund Institutional Shares	6,732,774	47,937
USAA Income Fund Institutional Shares	3,663,079	50,111
USAA Income Stock Fund Institutional Shares	2,394,600	36,015
USAA Intermediate-Term Bond Fund Institutional Shares	32	—	(a)
USAA Precious Metals and Minerals Fund Institutional Shares (b)	277,582	5,904
USAA Short-Term Bond Fund Institutional Shares	2,297,161	21,180
USAA Small Cap Stock Fund Institutional Shares	1,487,465	21,613
USAA Target Managed Allocation Fund	16,513,845	171,744
Victory Integrity Mid-Cap Value Fund Class R6	3,205,995	49,597
Victory Market Neutral Income Fund Class I	1,354,682	13,317
Victory RS International Fund Class R6	6,126,344	58,690
Victory Trivalent International Core Equity Fund Class R6	5,995,254	39,389
Total Affiliated Mutual Funds (Cost $954,867)		1,021,114
Total Investments (Cost $1,364,257) — 99.8%		1,380,568
Other assets in excess of liabilities — 0.2%		2,158
NET ASSETS — 100.00%		$1,382,726

At June 30, 2020 the Fund's investments in foreign securities were 41.9% of net assets.

(a)  Amount is less than $1 thousand.

(b)  Non-income producing security.

ETF — Exchange-Traded Fund

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Target Retirement 2050 Fund	Schedule of Portfolio Investments June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (28.4%)
VictoryShares Dividend Accelerator ETF	839,626	$27,842
VictoryShares Emerging Market Volatility Wtd ETF	390,952	8,693
VictoryShares International High Div Volatility Wtd ETF	342,991	8,674
VictoryShares International Volatility Wtd ETF (a)	392,881	13,635
VictoryShares U.S. 500 Volatility Wtd ETF	457,233	23,114
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	704,349	21,650
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	40,255	1,478
VictoryShares USAA Core Intermediate-Term Bond ETF	19,425	1,046
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	437,570	16,608
VictoryShares USAA MSCI International Value Momentum ETF	925,868	35,648
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	298,137	13,581
VictoryShares USAA MSCI USA Value Momentum ETF	1,225,153	55,542
Total Affiliated Exchange-Traded Funds (Cost $258,003)		227,511
Affiliated Mutual Funds (71.3%)
USAA Global Managed Volatility Fund Institutional Shares	20,836,279	208,779
USAA Government Securities Fund Institutional Shares	2,824,808	28,926
USAA Growth Fund Institutional Shares	1,384,486	40,025
USAA High Income Fund Institutional Shares	2,544,615	18,118
USAA Income Fund Institutional Shares	1,124,236	15,380
USAA Income Stock Fund Institutional Shares	1,520,466	22,868
USAA Intermediate-Term Bond Fund Institutional Shares	25	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares (c)	155,949	3,317
USAA Short-Term Bond Fund Institutional Shares	297,743	2,745
USAA Small Cap Stock Fund Institutional Shares	1,074,876	15,618
USAA Target Managed Allocation Fund	10,751,998	111,821
Victory Integrity Mid-Cap Value Fund Class R6	2,007,729	31,060
Victory Market Neutral Income Fund Class I	636,442	6,256
Victory RS International Fund Class R6	4,040,575	38,709
Victory Trivalent International Core Equity Fund Class R6	3,962,789	26,036
Total Affiliated Mutual Funds (Cost $535,016)		569,658
Collateral for Securities Loaned^ (0.4%)
HSBC U.S. Government Money Market Fund I Shares, 0.11% (d)	2,695,550	2,696
Invesco Government & Agency Portfolio Institutional Shares, 0.09% (d)	105,400	105
Total Collateral for Securities Loaned (Cost $2,801)		2,801
Total Investments (Cost $795,820) — 100.1%		799,970
Liabilities in excess of other assets — (0.1)%		(974)
NET ASSETS — 100.00%		$798,996

At June 30, 2020 the Fund's investments in foreign securities were 46.4% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rounds to less than $1 thousand.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2020.

ETF — Exchange-Traded Fund

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Target Retirement 2060 Fund	Schedule of Portfolio Investments June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (29.1%)
VictoryShares Dividend Accelerator ETF	123,285	$4,088
VictoryShares Emerging Market Volatility Wtd ETF	56,588	1,258
VictoryShares International High Div Volatility Wtd ETF	44,883	1,135
VictoryShares International Volatility Wtd ETF (a)	65,981	2,290
VictoryShares U.S. 500 Volatility Wtd ETF	59,017	2,984
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	99,047	3,045
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	6,319	232
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	62,817	2,384
VictoryShares USAA MSCI International Value Momentum ETF	127,793	4,920
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	38,220	1,741
VictoryShares USAA MSCI USA Value Momentum ETF	166,806	7,562
Total Affiliated Exchange-Traded Funds (Cost $35,516)		31,639
Affiliated Mutual Funds (70.9%)
USAA Global Managed Volatility Fund Institutional Shares	2,880,849	28,866
USAA Government Securities Fund Institutional Shares	363,733	3,725
USAA Growth Fund Institutional Shares	169,327	4,895
USAA High Income Fund Institutional Shares	409,620	2,917
USAA Income Fund Institutional Shares	140,524	1,922
USAA Income Stock Fund Institutional Shares	242,422	3,646
USAA Intermediate-Term Bond Fund Institutional Shares	2	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares (c)	19,382	412
USAA Short-Term Bond Fund Institutional Shares	110	1
USAA Small Cap Stock Fund Institutional Shares	145,724	2,117
USAA Target Managed Allocation Fund	1,446,888	15,048
Victory Integrity Mid-Cap Value Fund Class R6	273,442	4,230
Victory RS International Fund Class R6	589,235	5,645
Victory Trivalent International Core Equity Fund Class R6	561,535	3,689
Total Affiliated Mutual Funds (Cost $76,409)		77,113
Collateral for Securities Loaned^ (0.0%) (d)
HSBC U.S. Government Money Market Fund I Shares, 0.11% (e)	17,750	18
Total Collateral for Securities Loaned (Cost $18)		18
Total Investments (Cost $111,943) — 100.0%		108,770
Other assets in excess of liabilities — 0.0%		32
NET ASSETS — 100.00%		$108,802

At June 30, 2020 the Fund's investments in foreign securities were 47.7% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Amount is less than $1 thousand.

(c)  Non-income producing security.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2020.

ETF — Exchange-Traded Fund

See notes to financial statements.

13

USAA Mutual Funds Trust	Statements of Assets and Liabilities June 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Target Retirement Income Fund		USAA Target Retirement 2020 Fund		USAA Target Retirement 2030 Fund
ASSETS:
Affiliated investments, at value (Cost $293,758, $492,306 and $1,200,419)	$307,666		$523,976		$1,237,541
Unaffiliated investments, at value (Cost $426, $— and $187)	426	(a)	—		187	(b)
Cash and cash equivalents	785		1,428		2,785
Receivables:
Interest	—	(c)	—	(c)	—	(c)
Distributions from affiliated funds	281		478		522
Capital shares issued	10		88		971
Prepaid expenses	16		14		13
Total Assets	309,184		525,984		1,242,019
LIABILITIES:
Payables:
Collateral received on loaned securities	426		—		187
Capital shares redeemed	200		365		720
To Adviser	—		2		—
Accrued expenses and other payables:
Custodian fees	1		1		—	(c)
Compliance fees	—	(c)	—	(c)	1
Trustees' fees	1		1		1
Other accrued expenses	36		41		56
Total Liabilities	664		410		965
NET ASSETS:
Capital	292,368		479,129		1,168,296
Total distributable earnings/(loss)	16,152		46,445		72,758
Net Assets	$308,520		$525,574		$1,241,054
Shares (unlimited number of shares authorized with no par value):
	27,753		45,232		104,124
Net asset value, offering and redemption price per share: (d)
	$11.12		$11.62		$11.92

(a)  Includes $411 of securities on loan.

(b)  Includes $182 of securities on loan.

(c)  Rounds to less than $1 thousand.

(d)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

14

USAA Mutual Funds Trust	Statements of Assets and Liabilities June 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Target Retirement 2040 Fund		USAA Target Retirement 2050 Fund		USAA Target Retirement 2060 Fund
ASSETS:
Affiliated investments, at value (Cost $1,364,257, $793,019 and $111,925)	$1,380,568		$797,169		$108,752
Unaffiliated investments, at value (Cost $—, $2,801 and $18)	—		2,801	(a)	18	(b)
Cash and cash equivalents	2,532		2,310		177
Receivables:
Interest	—	(c)	1		—	(c)
Distributions from affiliated funds	273		73		9
Capital shares issued	130		144		39
From Adviser	—		—		13
Prepaid expenses	20		15		13
Total Assets	1,383,523		802,513		109,021
LIABILITIES:
Payables:
Collateral received on loaned securities	—		2,801		18
Capital shares redeemed	730		661		154
To Adviser	4		—		—
Accrued expenses and other payables:
Custodian fees	1		5		6
Compliance fees	1		1		—	(c)
Trustees' fees	1		1		6
Other accrued expenses	60		48		35
Total Liabilities	797		3,517		219
NET ASSETS:
Capital	1,309,024		753,748		107,669
Total distributable earnings/(loss)	73,702		45,248		1,133
Net Assets	$1,382,726		$798,996		$108,802
Shares (unlimited number of shares authorized with no par value):
	118,170		67,127		9,402
Net asset value, offering and redemption price per share: (d)
	$11.70		$11.90		$11.57

(a)  Includes $2,738 of securities on loan.

(b)  Includes $17 of securities on loan.

(c)  Rounds to less than $1 thousand.

(d)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

15

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Target Retirement Income Fund	USAA Target Retirement 2020 Fund	USAA Target Retirement 2030 Fund
Investment Income:
Interest	$3	$2	$12
Income distributions from affiliated funds	3,201	5,444	8,363
Securities lending (net of fees)	— (a)	2	5
Total Income	3,204	5,448	8,380
Expenses:
Sub-Administration fees	8	8	8
Custodian fees	6	8	12
Trustees' fees	23	23	23
Compliance fees	1	2	4
Legal and audit fees	24	26	25
Printing	9	9	25
State registration and filing fees	18	19	25
Interfund lending fees	— (a)	— (a)	—
Other expenses	7	8	17
Total Expenses	96	103	139
Net Expenses	96	103	139
Net Investment Income (Loss)	3,108	5,345	8,241
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	(808)	1,565	(4,215)
Net change in unrealized appreciation/ depreciation on affiliated funds	(3,032)	(7,791)	(68,335)
Net realized/unrealized gains (losses) on investments	(3,840)	(6,226)	(72,550)
Change in net assets resulting from operations	$(732)	$(881)	$(64,309)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Target Retirement 2040 Fund	USAA Target Retirement 2050 Fund	USAA Target Retirement 2060 Fund
Investment Income:
Interest	$14	$10	$3
Income distributions from affiliated funds	6,916	3,293	442
Securities lending (net of fees)	2	2	— (a)
Total Income	6,932	3,305	445
Expenses:
Sub-Administration fees	8	8	8
Custodian fees	13	11	9
Trustees' fees	23	23	23
Compliance fees	5	3	— (a)
Legal and audit fees	26	27	32
Printing	26	16	10
State registration and filing fees	30	23	14
Other expenses	20	12	4
Total Expenses	151	123	100
Expenses waived/reimbursed by Adviser	(12)	—	(47)
Net Expenses	139	123	53
Net Investment Income (Loss)	6,793	3,182	392
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	(3,758)	961	164
Net change in unrealized appreciation/ depreciation on affiliated funds	(113,718)	(70,818)	(9,415)
Net realized/unrealized gains (losses) on investments	(117,476)	(69,857)	(9,251)
Change in net assets resulting from operations	$(110,683)	$(66,675)	$(8,859)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Retirement Income Fund		USAA Target Retirement 2020 Fund		USAA Target Retirement 2030 Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$3,108	$9,118	$5,345	$14,505	$8,241	$32,864
Net realized gains (losses) from investments	(808)	12,036	1,565	40,715	(4,215)	104,810
Net change in unrealized appreciation/depreciation on investments	(3,032)	15,252	(7,791)	19,408	(68,335)	65,221
Change in net assets resulting from operations	(732)	36,406	(881)	74,628	(64,309)	202,895
Change in net assets resulting from distributions to shareholders	(3,053)	(20,806)	—	(57,178)	—	(143,003)
Change in net assets resulting from capital transactions	(25,328)	3,237	(55,016)	9,867	(62,980)	124,887
Change in net assets	(29,113)	18,837	(55,897)	27,317	(127,289)	184,779
Net Assets:
Beginning of period	337,633	318,796	581,471	554,154	1,368,343	1,183,564
End of period	$308,520	$337,633	$525,574	$581,471	$1,241,054	$1,368,343
Capital Transactions:
Proceeds from shares issued	$18,341	$41,829	$20,820	$47,372	$57,647	$119,955
Distributions reinvested	3,023	20,602	—	56,837	—	142,769
Cost of shares redeemed	(46,692)	(59,194)	(75,836)	(94,342)	(120,627)	(137,837)
Change in net assets resulting from capital transactions	$(25,328)	$3,237	$(55,016)	$9,867	$(62,980)	$124,887
Share Transactions:
Issued	1,668	3,693	1,840	3,891	4,900	9,245
Reinvested	282	1,823	—	4,825	—	11,294
Redeemed	(4,301)	(5,234)	(6,727)	(7,742)	(10,481)	(10,584)
Change in Shares	(2,351)	282	(4,887)	974	(5,581)	9,955

See notes to financial statements.

18

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Target Retirement 2040 Fund		USAA Target Retirement 2050 Fund		USAA Target Retirement 2060 Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$6,793	$35,111	$3,182	$19,342	$392	$2,432
Net realized gains (losses) from investments	(3,758)	145,673	961	83,380	164	4,793
Net change in unrealized appreciation/depreciation on investments	(113,718)	73,975	(70,818)	47,604	(9,415)	11,491
Change in net assets resulting from operations	(110,683)	254,759	(66,675)	150,326	(8,859)	18,716
Change in net assets resulting from distributions to shareholders	—	(178,743)	—	(95,648)	—	(6,542)
Change in net assets resulting from capital transactions	(58,143)	165,208	(27,359)	96,903	1,168	16,916
Change in net assets	(168,826)	241,224	(94,034)	151,581	(7,691)	29,090
Net Assets:
Beginning of period	1,551,552	1,310,328	893,030	741,449	116,493	87,403
End of period	$1,382,726	$1,551,552	$798,996	$893,030	$108,802	$116,493
Capital Transactions:
Proceeds from shares issued	$65,826	$129,343	$49,207	$89,371	$14,720	$27,519
Distributions reinvested	—	178,580	—	95,564	—	6,537
Cost of shares redeemed	(123,969)	(142,715)	(76,566)	(88,032)	(13,552)	(17,140)
Change in net assets resulting from capital transactions	$(58,143)	$165,208	$(27,359)	$96,903	$1,168	$16,916
Share Transactions:
Issued	5,717	9,869	4,236	6,769	1,309	2,255
Reinvested	—	14,024	—	7,358	—	517
Redeemed	(10,930)	(10,874)	(6,640)	(6,635)	(1,202)	(1,390)
Change in Shares	(5,213)	13,019	(2,404)	7,492	107	1,382

See notes to financial statements.

19

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Target Retirement Income Fund
Six Months Ended June 30, 2020 (unaudited)	$11.22	0.11	(d)	(0.10)	0.01	(0.11)	—
Year Ended December 31, 2019	$10.69	0.31	(d)	0.93	1.24	(0.31)	(0.40)
Year Ended December 31, 2018	$11.69	0.29		(0.64)	(0.35)	(0.29)	(0.36)
Year Ended December 31, 2017	$11.41	0.28		0.70	0.98	(0.28)	(0.42)
Year Ended December 31, 2016	$11.09	0.28		0.42	0.70	(0.28)	(0.10)
Year Ended December 31, 2015	$11.82	0.28		(0.50)	(0.22)	(0.28)	(0.23)
USAA Target Retirement 2020 Fund
Six Months Ended June 30, 2020 (unaudited)	$11.60	0.11	(d)	(0.09)	0.02	—	—
Year Ended December 31, 2019	$11.28	0.31	(d)	1.25	1.56	(0.30)	(0.94)
Year Ended December 31, 2018	$12.86	0.30		(0.92)	(0.62)	(0.30)	(0.66)
Year Ended December 31, 2017	$12.28	0.30		1.25	1.55	(0.30)	(0.67)
Year Ended December 31, 2016	$11.85	0.30		0.60	0.90	(0.38)	(0.09)
Year Ended December 31, 2015	$12.56	0.30		(0.60)	(0.30)	(0.21)	(0.20)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid to each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Overall increase in purchases and sales of securities.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Target Retirement Income Fund
Six Months Ended June 30, 2020 (unaudited)	(0.11)	$11.12	0.11%	0.06%	1.96%	0.06%	$308,520	8%
Year Ended December 31, 2019	(0.71)	$11.22	11.72%	0.07%	2.75%	0.07%	$337,633	16%
Year Ended December 31, 2018	(0.65)	$10.69	(3.01)%	0.07%	2.53%	0.07%	$318,796	29%
Year Ended December 31, 2017	(0.70)	$11.69	8.66%	0.07%	2.44%	0.07%	$349,866	41	%(e)
Year Ended December 31, 2016	(0.38)	$11.41	6.36%	0.07%	2.41%	0.07%	$317,856	14%
Year Ended December 31, 2015	(0.51)	$11.09	(1.95)%	0.06%	2.36%	0.06%	$330,809	35%
USAA Target Retirement 2020 Fund
Six Months Ended June 30, 2020 (unaudited)	—	$11.62	0.17%	0.04%	1.98%	0.04%	$525,574	9%
Year Ended December 31, 2019	(1.24)	$11.60	13.83%	0.04%	2.51%	0.04%	$581,471	28%
Year Ended December 31, 2018	(0.96)	$11.28	(4.85)%	0.04%	2.41%	0.04%	$554,154	34%
Year Ended December 31, 2017	(0.97)	$12.86	12.71%	0.04%	2.33%	0.04%	$617,583	39	%(e)
Year Ended December 31, 2016	(0.47)	$12.28	7.57%	0.04%	2.33%	0.04%	$570,796	11%
Year Ended December 31, 2015	(0.41)	$11.85	(2.40)%	0.04%	2.31%	0.04%	$583,926	30%

See notes to financial statements.

21

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Target Retirement 2030 Fund
Six Months Ended June 30, 2020 (unaudited)	$12.47	0.08	(d)	(0.63)	(0.55)	—	—
Year Ended December 31, 2019	$11.87	0.33	(d)	1.70	2.03	(0.31)	(1.12)
Year Ended December 31, 2018	$13.84	0.30		(1.25)	(0.95)	(0.30)	(0.72)
Year Ended December 31, 2017	$12.89	0.30		1.77	2.07	(0.32)	(0.80)
Year Ended December 31, 2016	$12.34	0.30		0.77	1.07	(0.48)	(0.04)
Year Ended December 31, 2015	$13.05	0.27		(0.63)	(0.36)	(0.08)	(0.27)
USAA Target Retirement 2040 Fund
Six Months Ended June 30, 2020 (unaudited)	$12.58	0.06	(d)	(0.94)	(0.88)	—	—
Year Ended December 31, 2019	$11.87	0.32	(d)	1.99	2.31	(0.29)	(1.31)
Year Ended December 31, 2018	$14.25	0.27		(1.46)	(1.19)	(0.28)	(0.91)
Year Ended December 31, 2017	$12.82	0.29		2.07	2.36	(0.29)	(0.64)
Year Ended December 31, 2016	$12.23	0.26		0.83	1.09	(0.48)	(0.02)
Year Ended December 31, 2015	$12.89	0.23		(0.58)	(0.35)	— (f)	(0.31)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid to each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Overall increase in purchases and sales of securities.

(f)  Amount is less than $0.005.

(g)  Overall decrease in purchases and sales of securities.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Target Retirement 2030 Fund
Six Months Ended June 30, 2020 (unaudited)	—	$11.92	(4.41)%	0.02%	1.32%	0.02%	$1,241,054	7%
Year Ended December 31, 2019	(1.43)	$12.47	17.13%	0.03%	2.53%	0.03%	$1,368,343	24%
Year Ended December 31, 2018	(1.02)	$11.87	(6.99)%	0.03%	2.25%	0.03%	$1,183,564	36%
Year Ended December 31, 2017	(1.12)	$13.84	16.12%	0.03%	2.29%	0.03%	$1,286,393	32%
Year Ended December 31, 2016	(0.52)	$12.89	8.70%	0.03%	2.22%	0.03%	$1,098,440	8%
Year Ended December 31, 2015	(0.35)	$12.34	(2.81)%	0.03%	2.08%	0.03%	$1,060,971	32%
USAA Target Retirement 2040 Fund
Six Months Ended June 30, 2020 (unaudited)	—	$11.70	(7.00)%	0.02%	0.97%	0.02%	$1,382,726	5%
Year Ended December 31, 2019	(1.60)	$12.58	19.57%	0.02%	2.41%	0.02%	$1,551,552	29%
Year Ended December 31, 2018	(1.19)	$11.87	(8.53)%	0.02%	2.08%	0.02%	$1,310,328	35%
Year Ended December 31, 2017	(0.93)	$14.25	18.46%	0.03%	2.15%	0.03%	$1,424,068	32%
Year Ended December 31, 2016	(0.50)	$12.82	8.97%	0.03%	1.99%	0.03%	$1,195,926	9	%(g)
Year Ended December 31, 2015	(0.31)	$12.23	(2.71)%	0.03%	1.78%	0.03%	$1,128,269	35%

See notes to financial statements.

23

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Target Retirement 2050 Fund
Six Months Ended June 30, 2020 (unaudited)	$12.84	0.05	(d)	(0.99)	(0.94)	—	—
Year Ended December 31, 2019	$11.95	0.31	(d)	2.09	2.40	(0.28)	(1.23)
Year Ended December 31, 2018	$14.45	0.26		(1.54)	(1.28)	(0.26)	(0.96)
Year Ended December 31, 2017	$12.78	0.27		2.20	2.47	(0.28)	(0.52)
Year Ended December 31, 2016	$12.18	0.23		0.87	1.10	(0.42)	(0.08)
Year Ended December 31, 2015	$12.81	0.20		(0.52)	(0.32)	— (f)	(0.31)
USAA Target Retirement 2060 Fund
Six Months Ended June 30, 2020 (unaudited)	$12.53	0.04	(d)	(1.00)	(0.96)	—	—
Year Ended December 31, 2019	$11.05	0.28	(d)	1.94	2.22	(0.27)	(0.47)
Year Ended December 31, 2018	$12.74	0.23		(1.39)	(1.16)	(0.23)	(0.30)
Year Ended December 31, 2017	$11.07	0.22		1.93	2.15	(0.22)	(0.26)
Year Ended December 31, 2016	$10.48	0.15		0.77	0.92	(0.30)	(0.03)
Year Ended December 31, 2015	$10.93	0.18	(d)	(0.45)	(0.27)	(0.01)	(0.17)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid to each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Overall increase in purchases and sales of securities.

(f)  Amount is less than $0.005.

(g)  Overall decrease in purchases and sales of securities.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Target Retirement 2050 Fund
Six Months Ended June 30, 2020 (unaudited)	—	$11.90	(7.32)%	0.03%	0.79%	0.03%	$798,996	7%
Year Ended December 31, 2019	(1.51)	$12.84	20.16%	0.04%	2.32%	0.04%	$893,030	30%
Year Ended December 31, 2018	(1.22)	$11.95	(9.02)%	0.04%	1.96%	0.04%	$741,449	36%
Year Ended December 31, 2017	(0.80)	$14.45	19.39%	0.04%	2.00%	0.04%	$804,921	30%
Year Ended December 31, 2016	(0.50)	$12.78	9.02%	0.05%	1.87%	0.05%	$659,642	6	%(g)
Year Ended December 31, 2015	(0.31)	$12.18	(2.48)%	0.04%	1.58%	0.04%	$603,281	39%
USAA Target Retirement 2060 Fund
Six Months Ended June 30, 2020 (unaudited)	—	$11.57	(7.66)%	0.10%	0.73%	0.19%	$108,802	10%
Year Ended December 31, 2019	(0.74)	$12.53	20.09%	0.10%	2.30%	0.22%	$116,493	29%
Year Ended December 31, 2018	(0.53)	$11.05	(9.18)%	0.10%	2.00%	0.23%	$87,403	36%
Year Ended December 31, 2017	(0.48)	$12.74	19.51%	0.10%	1.95%	0.29%	$77,599	37	%(e)
Year Ended December 31, 2016	(0.33)	$11.07	8.80%	0.10%	1.85%	0.41%	$53,142	4	%(g)
Year Ended December 31, 2015	(0.18)	$10.48	(2.47)%	0.10%	1.64%	0.51%	$37,963	35%

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following six Funds (collectively, the "Funds" and individually, a "Fund"):

Funds (Legal Name)	Funds (Short Name)
USAA Target Retirement Income Fund	Target Income Fund
USAA Target Retirement 2020 Fund	Target 2020 Fund
USAA Target Retirement 2030 Fund	Target 2030 Fund
USAA Target Retirement 2040 Fund	Target 2040 Fund
USAA Target Retirement 2050 Fund	Target 2050 Fund
USAA Target Retirement 2060 Fund	Target 2060 Fund

Each Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange- traded funds managed by the Funds' Adviser, Victory Capital Management Inc., an affiliate of the Fund.

Each Fund may rely on certain Securities and Exchange Commission ("SEC") exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value ("NAV") at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Target Income Fund
Affiliated Exchange-Traded Funds	$32,809	$—	$—	$32,809
Affiliated Munds Funds	274,857	—	—	274,857
Collateral for Securities Loaned	426	—	—	426
Total	$308,092	$—	$—	$308,092
Target 2020 Fund
Affiliated Exchange-Traded Funds	$60,289	$—	$—	$60,289
Affiliated Munds Funds	463,687	—	—	463,687
Total	$523,976	$—	$—	$523,976
Target 2030 Fund
Affiliated Exchange-Traded Funds	$258,974	$—	$—	$258,974
Affiliated Munds Funds	978,567	—	—	978,567
Collateral for Securities Loaned	187	—	—	187
Total	$1,237,728	$—	$—	$1,237,728

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	Level 1	Level 2	Level 3	Total
Target 2040 Fund
Affiliated Exchange-Traded Funds	$359,454	$—	$—	$359,454
Affiliated Munds Funds	1,021,114	—	—	1,021,114
Total	$1,380,568	$—	$—	$1,380,568
Target 2050 Fund
Affiliated Exchange-Traded Funds	$227,511	$—	$—	$227,511
Affiliated Munds Funds	569,658	—	—	569,658
Collateral for Securities Loaned	2,801	—	—	2,801
Total	$799,970	$—	$—	$799,970
Target 2060 Fund
Affiliated Exchange-Traded Funds	$31,639	$—	$—	$31,639
Affiliated Munds Funds	77,113	—	—	77,113
Collateral for Securities Loaned	18	—	—	18
Total	$108,770	$—	$—	$108,770

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Dividend income and capital gain distributions from the underlying USAA Mutual Funds are recorded on the ex-dividend date. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Securities Lending:

The Funds, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Funds' agreement with Citibank does not include master netting provisions. Non- cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed on each Fund's Schedule of Portfolio of Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2020:

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
Target Income Fund	$411	$—	$426
Target 2030 Fund	182	—	187
Target 2050 Fund	2,738	—	2,801
Target 2060 Fund	17	—	18

Federal Income Taxes:

It is each Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Funds are charged to the Funds, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020, were as follows (amounts in thousands):

	Excluding U.S. Government Securities
	Purchases	Sales
Target Income Fund	$26,266	$52,010
Target 2020 Fund	46,663	97,138
Target 2030 Fund	89,800	141,938
Target 2040 Fund	75,219	121,890
Target 2050 Fund	56,708	78,661
Target 2060 Fund	13,251	10,459

There were no purchases and sales of U.S. government securities during the six months ended June 30, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. The Adviser does not receive any fees from the Funds for these services.

Administration and Servicing Fees:

VCM serves as the Funds' administrator and fund accountant under a Fund Administration, Servicing and Accounting Agreement, VCM does not receive any fees from the Funds for these services.

The Funds (as part of the Trust) have entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for reasonable out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Funds. VCTA does not receive any fees from the Funds for these services.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Funds' custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Funds until at least June 30, 2021 (and until at least July 31, 2021 with respect to the Target Income Fund and Target 2020 Fund). Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for each respective Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limits (excluding voluntary waivers) are as follows:

	In effect July 1, 2019 until June 30, 2021
Target Income Fund	0.07	%(a)
Target 2020 Fund	0.04	%(a)
Target 2030 Fund	0.03%
Target 2040 Fund	0.02%
Target 2050 Fund	0.04%
Target 2060 Fund	0.10%

(a)  In effect until July 31, 2021.

Under this expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of June 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands):

	Expires 12/31/22	Expires 12/31/23	Total
Target 2030 Fund	$1	$—	$1
Target 2040 Fund	1	12	13
Target 2060 Fund	54	47	101

The Adviser, may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for six months ended June 30, 2020.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

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Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay-at-home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees; (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults; (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

The risks of each Fund directly correspond to the risks of the underlying affiliated funds in which each Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Funds are also subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

Overall stock market risks may affect the value of each Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex and USAA Mutual Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is presented on the Statements of Operations under Line of credit fees.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

The Funds had no borrowings with Citibank during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Fund in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period are reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the six months ended June 30, 2020, are reflected on the Statements of Operations under Income on interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2020 were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at June 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Target Income Fund	Borrower	$—	$930	3	0.64%	$930
Target 2020 Fund	Borrower	—	1,672	3	2.15%	1,909

*  For the six months ended June 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Distributions of net investment income, if any, are made quarterly by Target Income Fund and annually by each of the other Funds. Distributable net realized gains, if any, are declared and paid at least annually by each Fund. The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

During the most recent tax year ended December 31, 2019. the Funds had no capital loss carryforwards, for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Funds do not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated on each Fund's Schedule of Portfolio Investments. The affiliated underlying

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

fund's annual or semiannual reports may be viewed at usaa.com. Transactions in affiliated securities during the six months ended June 30, 2020 were as follows (amount in thousands):

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Dividend Income
Target Income
VictoryShares Dividend Accelerator ETF	$3,224	$1,024	$—	$—	$19	$4,267	$24
VictoryShares Emerging Market Volatility Wtd ETF	1,518	—	—	—	(246)	1,272	9
VictoryShares International High Div Volatility Wtd ETF	1,906	—	—	—	(487)	1,419	20
VictoryShares International Volatility Wtd ETF	1,902	294	—	—	(189)	2,007	17
VictoryShares U.S. 500 Volatility Wtd ETF	1,417	2,203	(618)	(88)	115	3,029	20
VictoryShares U.S. Multi- Factor Minimum Volatility ETF	2,577	—	—	—	(182)	2,395	23
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	432	—	(320)	(85)	(27)	—	6
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,920	299	—	—	(555)	3,664	6
VictoryShares USAA MSCI International Value Momentum ETF	6,177	578	(1,000)	(163)	(527)	5,065	42
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,089	1,023	(305)	(69)	123	2,861	10
VictoryShares USAA MSCI USA Value Momentum ETF	8,083	586	(773)	(142)	(924)	6,830	52
USAA Capital Growth Fund Institutional Shares	951	—	(958)	10	(3)	—	—
USAA Global Managed Volatility Fund Institutional Shares	33,193	1,467	(1,496)	(96)	(2,859)	30,209	—
USAA Government Securities Fund Institutional Shares	98,362	953	(17,690)	277	3,052	84,954	1,126
USAA Growth Fund Institutional Shares	4,072	—	(333)	(39)	412	4,112	—
USAA High Income Fund Institutional Shares	6,518	7,217	(2,103)	(143)	(90)	11,399	218

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Dividend Income
USAA Income Fund Institutional Shares	$63,981	$748	$(17,045)	$252	$526	$48,462	$747
USAA Income Stock Fund Institutional Shares	2,101	2,279	—	—	72	4,452	59
USAA Precious Metals and Minerals Fund Institutional Shares	1,070	—	—	—	268	1,338	—
USAA Short-Term Bond Fund Institutional Shares	47,454	769	(2,772)	(107)	(56)	45,288	672
USAA Small Cap Stock Fund Institutional Shares	2,596	1,027	(314)	(77)	178	3,410	—
USAA Target Managed Allocation Fund	17,755	1,730	(3,076)	(151)	(326)	15,932	—
Victory Integrity Mid-Cap Value Fund Class R6	3,185	1,020	(621)	(181)	(687)	2,716	—
Victory Market Neutral Income Fund Class I	13,756	149	(2,270)	23	231	11,889	150
Victory RS International Fund Class R6	4,949	2,286	(158)	(16)	(420)	6,641	—
Victory Trivalent International Core Equity Fund Class R6	4,062	614	(158)	(13)	(450)	4,055	—
	$337,250	$26,266	$(52,010)	$(808)	$(3,032)	$307,666	$3,201
Target 2020
VictoryShares Dividend Accelerator ETF	$9,044	$980	$(2,870)	$156	$(304)	$7,006	$41
VictoryShares Emerging Market Volatility Wtd ETF	2,710	232	—	—	(481)	2,461	18
VictoryShares International High Div Volatility Wtd ETF	2,900	—	—	—	(741)	2,159	30
VictoryShares International Volatility Wtd ETF	3,209	984	—	—	(124)	4,069	34
VictoryShares U.S. 500 Volatility Wtd ETF	34	2,510	—	—	638	3,182	13
VictoryShares U.S. Multi- Factor Minimum Volatility ETF	8,625	—	(2,232)	67	(553)	5,907	63
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	1,382	—	(521)	(139)	(192)	530	20

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	Fair Value 12/31/2019		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020		Dividend Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$1,654		$2,600	$—	$—	$134	$4,388		$46
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	5,903		762	—	—	(783)	5,882		9
VictoryShares USAA MSCI International Value Momentum ETF	8,884		980	—	—	(1,201)	8,663		72
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,893		1,735	(519)	(103)	297	4,303		14
VictoryShares USAA MSCI USA Value Momentum ETF	12,962		996	(529)	(78)	(1,612)	11,739		84
USAA Global Managed Volatility Fund Institutional Shares	62,832		2,722	(10,228)	1,214	(5,900)	50,640		—
USAA Government Securities Fund Institutional Shares	162,802		4,913	(27,483)	433	5,177	145,842		1,930
USAA Growth Fund Institutional Shares	9,418		—	(2,172)	96	804	8,146		—
USAA High Income Fund Institutional Shares	14,501		11,869	(6,857)	493	(1,092)	18,914		369
USAA Income Fund Institutional Shares	107,231		1,248	(29,761)	(405)	1,615	79,928		1,248
USAA Income Stock Fund Institutional Shares	6,595		1,610	(1,992)	(23)	(450)	5,740		79
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	1,879		—	—	—	470	2,349		—
USAA Short-Term Bond Fund Institutional Shares	77,548		3,934	(4,924)	(217)	(64)	76,277		1,129
USAA Small Cap Stock Fund Institutional Shares	4,551		1,251	—	—	(72)	5,730		—
USAA Target Managed Allocation Fund	32,224		2,450	(5,992)	297	(1,182)	27,797		—
Victory Integrity Mid-Cap Value Fund Class R6	8,951		—	(1,058)	(226)	(1,588)	6,079		—

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Dividend Income
Victory Market Neutral Income Fund Class I	$18,810	$245	$—	$—	$415	$19,470	$245
Victory RS International Fund Class R6	7,455	3,088	—	—	(459)	10,084	—
Victory Trivalent International Core Equity Fund Class R6	5,680	1,554	—	—	(543)	6,691	—
	$580,677	$46,663	$(97,138)	$1,565	$(7,791)	$523,976	$5,444
Target 2030
VictoryShares Dividend Accelerator ETF	$32,985	$1,056	$—	$—	$(2,052)	$31,989	$197
VictoryShares Emerging Market Volatility Wtd ETF	8,809	690	—	—	(1,553)	7,946	57
VictoryShares International High Div Volatility Wtd ETF	13,863	—	—	—	(3,540)	10,323	145
VictoryShares International Volatility Wtd ETF	14,941	1,651	—	—	(1,607)	14,985	129
VictoryShares U.S. 500 Volatility Wtd ETF	6,620	12,838	—	—	121	19,579	108
VictoryShares U.S. Multi- Factor Minimum Volatility ETF	29,581	—	(1,208)	(55)	(2,061)	26,257	259
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	4,665	—	(1,836)	(490)	(632)	1,707	68
VictoryShares USAA Core Intermediate-Term Bond ETF	5,662	7,483	—	—	388	13,533	143
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	19,391	1,125	—	—	(2,783)	17,733	28
VictoryShares USAA MSCI International Value Momentum ETF	45,099	2,723	—	—	(6,874)	40,948	341
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	12,423	5,404	(2,475)	(484)	481	15,349	54
VictoryShares USAA MSCI USA Value Momentum ETF	67,376	3,214	(2,490)	(450)	(9,025)	58,625	424
USAA Capital Growth Fund Institutional Shares	16,107	—	(16,308)	228	(27)	—	—

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	Fair Value 12/31/2019		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020		Dividend Income
USAA Global Managed Volatility Fund Institutional Shares	$274,675		$—	$(11,106)	$(1,485)	$(25,684)	$236,400		$—
USAA Government Securities Fund Institutional Shares	216,385		5,825	(33,038)	701	6,556	196,429		2,485
USAA Growth Fund Institutional Shares	44,728		—	(6,692)	79	4,215	42,330		—
USAA High Income Fund Institutional Shares	28,545		26,765	(1,034)	(316)	(1,422)	52,538		1,016
USAA Income Fund Institutional Shares	129,899		3,957	(41,215)	(10)	817	93,448		1,457
USAA Income Stock Fund Institutional Shares	23,572		3,696	—	—	(3,183)	24,085		353
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	4,245		—	—	—	1,064	5,309		—
USAA Short-Term Bond Fund Institutional Shares	54,205		3,565	—	—	(58)	57,712		828
USAA Small Cap Stock Fund Institutional Shares	16,884		5,401	(2,508)	(134)	187	19,830		—
USAA Target Managed Allocation Fund	148,235		—	(16,817)	(1,851)	(5,484)	124,083		—
Victory Integrity Mid-Cap Value Fund Class R6	45,679		—	—	—	(9,178)	36,501		—
Victory Market Neutral Income Fund Class I	26,028		273	(5,211)	52	407	21,549		271
Victory RS International Fund Class R6	41,475		2,905	—	—	(3,990)	40,390		—
Victory Trivalent International Core Equity Fund Class R6	30,152		1,229	—	—	(3,418)	27,963		—
	$1,362,229		$89,800	$(141,938)	$(4,215)	$(68,335)	$1,237,541		$8,363

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Dividend Income
Target 2040
VictoryShares Dividend Accelerator ETF	$44,510	$1,221	$—	$—	$(3,016)	$42,715	$264
VictoryShares Emerging Market Volatility Wtd ETF	14,838	1,258	—	—	(2,633)	13,463	96
VictoryShares International High Div Volatility Wtd ETF	20,931	—	—	—	(5,345)	15,586	219
VictoryShares International Volatility Wtd ETF	20,889	2,506	—	—	(2,336)	21,059	181
VictoryShares U.S. 500 Volatility Wtd ETF	33,818	8,690	(2,777)	(384)	(4,099)	35,248	254
VictoryShares U.S. Multi- Factor Minimum Volatility ETF	39,042	—	—	—	(2,764)	36,278	341
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	6,212	—	(2,043)	(545)	(927)	2,697	90
VictoryShares USAA Core Intermediate-Term Bond ETF	3,963	2,863	—	—	221	7,047	75
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	25,944	1,221	—	—	(3,777)	23,388	37
VictoryShares USAA MSCI International Value Momentum ETF	60,534	2,474	—	—	(9,627)	53,381	444
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	20,198	4,070	(1,402)	(263)	(1,722)	20,881	71
VictoryShares USAA MSCI USA Value Momentum ETF	97,092	4,805	—	—	(14,186)	87,711	610
USAA Capital Growth Fund Institutional Shares	15,897	—	(16,089)	284	(92)	—	—
USAA Global Managed Volatility Fund Institutional Shares	374,988	—	(4,775)	(729)	(36,189)	333,295	—
USAA Government Securities Fund Institutional Shares	139,872	1,347	(33,224)	1,342	3,378	112,715	1,575
USAA Growth Fund Institutional Shares	61,801	—	(8,214)	73	5,947	59,607	—

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	Fair Value 12/31/2019		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020		Dividend Income
USAA High Income Fund Institutional Shares	$22,202		$27,859	$(1,106)	$(338)	$(680)	$47,937		$859
USAA Income Fund Institutional Shares	74,931		824	(26,082)	280	158	50,111		824
USAA Income Stock Fund Institutional Shares	33,377		7,349	—	—	(4,711)	36,015		503
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	4,722		—	—	—	1,182	5,904		—
USAA Short-Term Bond Fund Institutional Shares	20,948		251	—	—	(19)	21,180		306
USAA Small Cap Stock Fund Institutional Shares	25,496		3,483	(5,673)	(430)	(1,263)	21,613		—
USAA Target Managed Allocation Fund	199,630		—	(17,153)	(3,082)	(7,651)	171,744		—
Victory Integrity Mid-Cap Value Fund Class R6	62,068		—	—	—	(12,471)	49,597		—
Victory Market Neutral Income Fund Class I	16,217		168	(3,352)	34	250	13,317		167
Victory RS International Fund Class R6	60,941		4,146	—	—	(6,397)	58,690		—
Victory Trivalent International Core Equity Fund Class R6	43,654		684	—	—	(4,949)	39,389		—
	$1,544,715		$75,219	$(121,890)	$(3,758)	$(113,718)	$1,380,568		$6,916
Target 2050
VictoryShares Dividend Accelerator ETF	$27,160		$2,341	$—	$—	$(1,659)	$27,842		$170
VictoryShares Emerging Market Volatility Wtd ETF	9,126		1,108	—	—	(1,541)	8,693		56
VictoryShares International High Div Volatility Wtd ETF	11,648		—	—	—	(2,974)	8,674		122
VictoryShares International Volatility Wtd ETF	13,757		1,888	—	—	(2,010)	13,635		119
VictoryShares U.S. 500 Volatility Wtd ETF	23,973		1,865	—	—	(2,724)	23,114		154
VictoryShares U.S. Multi- Factor Minimum Volatility ETF	23,300		—	—	—	(1,650)	21,650		204
40

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	Fair Value 12/31/2019		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020		Dividend Income
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	$4,015		$—	$(1,571)	$(485)	$(481)	$1,478		$58
VictoryShares USAA Core Intermediate-Term Bond ETF	1,009		—	—	—	37	1,046		11
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	17,668		1,416	—	—	(2,476)	16,608		26
VictoryShares USAA MSCI International Value Momentum ETF	36,824		4,429	—	—	(5,605)	35,648		296
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	13,331		2,294	(784)	(177)	(1,083)	13,581		46
VictoryShares USAA MSCI USA Value Momentum ETF	59,856		4,116	—	—	(8,430)	55,542		382
USAA Capital Growth Fund Institutional Shares	9,036		—	(9,144)	164	(56)	—		—
USAA Global Managed Volatility Fund Institutional Shares	229,717		1,414	—	—	(22,352)	208,779		—
USAA Government Securities Fund Institutional Shares	65,668		594	(39,416)	2,376	(296)	28,926		666
USAA Growth Fund Institutional Shares	37,704		—	(1,477)	(230)	4,028	40,025		—
USAA High Income Fund Institutional Shares	1,145		16,205	—	—	768	18,118		205
USAA Income Fund Institutional Shares	32,893		321	(17,558)	28	(304)	15,380		320
USAA Income Stock Fund Institutional Shares	20,076		5,114	—	—	(2,322)	22,868		315
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	—	*	—
USAA Precious Metals and Minerals Fund Institutional Shares	2,653		—	—	—	664	3,317		—
USAA Short-Term Bond Fund Institutional Shares	6,348		57	(3,503)	(87)	(70)	2,745		64

41

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020	Dividend Income
USAA Small Cap Stock Fund Institutional Shares	$15,018	$2,306	$(811)	$(172)	$(723)	$15,618	$—
USAA Target Managed Allocation Fund	120,696	—	(3,125)	(469)	(5,281)	111,821	—
Victory Integrity Mid-Cap Value Fund Class R6	38,870	—	—	—	(7,810)	31,060	—
Victory Market Neutral Income Fund Class I	7,317	77	(1,272)	13	121	6,256	79
Victory RS International Fund Class R6	35,278	7,368	—	—	(3,937)	38,709	—
Victory Trivalent International Core Equity Fund Class R6	25,523	3,165	—	—	(2,652)	26,036	—
	$889,609	$56,078	$(78,661)	$961	$(70,818)	$797,169	$3,293
Target 2060
VictoryShares Dividend Accelerator ETF	$3,477	$785	$—	$—	$(174)	$4,088	$24
VictoryShares Emerging Market Volatility Wtd ETF	1,309	162	—	—	(213)	1,258	8
VictoryShares International High Div Volatility Wtd ETF	1,524	—	—	—	(389)	1,135	16
VictoryShares International Volatility Wtd ETF	1,855	716	—	—	(281)	2,290	20
VictoryShares U.S. 500 Volatility Wtd ETF	3,092	413	(219)	(29)	(273)	2,984	21
VictoryShares U.S. Multi- Factor Minimum Volatility ETF	3,276	1	—	—	(232)	3,045	29
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	587	(1)	(214)	(57)	(83)	232	9
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,409	275	—	—	(300)	2,384	4
VictoryShares USAA MSCI International Value Momentum ETF	5,337	446	—	—	(863)	4,920	41
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	1,696	315	(107)	(24)	(139)	1,741	6

42

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

	Fair Value 12/31/2019		Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2020		Dividend Income
VictoryShares USAA MSCI USA Value Momentum ETF	$7,764		$845	$—	$—	$(1,047)	$7,562		$51
USAA Capital Growth Fund Institutional Shares	1,387		(1)	(1,404)	25	(7)	—		—
USAA Intermediate-Term Bond Fund Institutional Shares	—	*	—	—	—	—	—	*	—
USAA Global Managed Volatility Fund Institutional Shares	30,165		1,819	(111)	(15)	(2,992)	28,866		—
USAA Government Securities Fund Institutional Shares	8,716		79	(5,347)	291	(14)	3,725		84
USAA Growth Fund Institutional Shares	4,630		1	(197)	(31)	492	4,895		—
USAA High Income Fund Institutional Shares	2		3,039	(274)	13	137	2,917		38
USAA Income Fund Institutional Shares	4,161		43	(2,282)	42	(42)	1,922		44
USAA Income Stock Fund Institutional Shares	2,362		1,644	—	—	(360)	3,646		47
USAA Precious Metals and Minerals Fund Institutional Shares	330		(1)	—	—	83	412		—
USAA Short-Term Bond Fund Institutional Shares	1		—	—	—	—	1		—
USAA Small Cap Stock Fund Institutional Shares	2,055		313	(111)	(27)	(113)	2,117		—
USAA Target Managed Allocation Fund	15,641		149	—	—	(742)	15,048		—
Victory Integrity Mid-Cap Value Fund Class R6	5,432		—	(109)	(25)	(1,068)	4,230		—
Victory Market Neutral Income Fund Class I	84		—	(84)	1	(1)	—		—
Victory RS International Fund Class R6	4,748		1,338	—	—	(441)	5,645		—
Victory Trivalent International Core Equity Fund Class R6	3,171		871	—	—	(353)	3,689		—
	$115,211		$13,251	$(10,459)	$164	$(9,415)	$108,752		$442

*  Rounds to less than $1 thousand.

43

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

9. Subsequent Events:

On June 11, 2020, the Board of the Trust approved a Plan of Reorganization and Termination pursuant to which the USAA Target Retirement 2020 Fund will be reorganized with and into the USAA Target Retirement Income Fund in what is expected to be a tax-free reorganization (the "Reorganization"). The Funds have the same investment objectives, substantially the same principal investment strategies, and the same principal risks. The Reorganization is expected to occur on or about September 26, 2020.

Effective July 20, 2020, the USAA Target Retirement 2020 Fund closed to new investors. Existing shareholders may continue to make additional investments into existing accounts after that date. However, the USAA Target Retirement 2020 Fund will stop accepting purchase requests from existing accounts shortly before the Reorganization is scheduled to occur.

44

USAA Mutual Funds Trust	Supplemental Information June 30, 2020

  (Unaudited)

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
Target Income Fund	$1,000.00	$1,001.10	$1,024.57	$0.30	$0.30	0.06%
Target 2020 Fund	1,000.00	1,001.70	1,024.66	0.20	0.20	0.04%
Target 2030 Fund	1,000.00	955.90	1,024.76	0.10	0.10	0.02%
Target 2040 Fund	1,000.00	930.00	1,024.76	0.10	0.10	0.02%
Target 2050 Fund	1,000.00	926.80	1,024.71	0.14	0.15	0.03%
Target 2060 Fund	1,000.00	923.40	1,024.37	0.48	0.50	0.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

45

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the 1940 Act. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital, as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

46

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

15935 La Cantera Pkwy
Building Two
San Antonio, Texas 78256

Visit our website at:	Call
vcm.com	(800) 235-8396

88219-0820

JUNE 30, 2020

Semi Annual Report

USAA Ultra Short-Term Bond Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a direct investor, by calling (800) 235-8396 or logging on to usaa.com. Effective on or about November 6, 2020, a shareholder who has an account directly with the Fund will need to submit their request via email to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Financial Statements
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	22
Supplemental Information	31
Proxy Voting and Portfolio Holdings Information	31
Expense Examples	31
Liquidity Risk Management Program	32
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	June 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective seeks to provide high current income consistent with preservation of principal.

Top 10 Holdings*

June 30, 2020

(% of Net Assets)

Capital One NA	1.2%
GLP Capital LP, Term Loan A1	1.1%
Western Midstream Operating LP	1.1%
FMC Corp.	1.1%
Cooperatieve Rabobank UA	1.1%
Western Digital Corp.	1.0%
Air Canada Pass Through Trust	1.0%
First Investors Auto Owner Trust	1.0%
BBVA Bancomer SA	0.9%
Royal Bank of Scotland Group PLC	0.9%

*Does not include futures, money market instruments and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund (continued)	June 30, 2020

  (Unaudited)

Portfolio Ratings Mix*
June 30, 2020
(% of Net Assets)

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. Victory Capital Management, Inc. ("Adviser") also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Adviser considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Adviser on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

** Less than 0.05%

3

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (12.9%)
ARI Fleet Lease Trust, Series 2017-A Class A3, 2.28%, 4/15/26, Callable 10/15/20 @ 100 (a)	$1,000	$1,004
ARI Fleet Lease Trust, Series 2017-A Class A2, 1.91%, 4/15/26, Callable 10/15/20 @ 100 (a)	4	4
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A Class C, 4.94%, 6/20/22 (a)	2,000	1,972
Bank of The West Auto Trust, Series 2019-1 Class A2, 2.40%, 10/17/22, Callable 7/15/23 @ 100 (a)	561	565
Bank of The West Auto Trust, Series 2019-1 Class A3, 2.43%, 4/15/24, Callable 7/15/23 @ 100 (a)	1,000	1,024
Bank of The West Auto Trust, Series 2019-1 Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,000	1,015
BCC Funding Corp. XVI LLC, Series 2019-1A Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	1,000	1,001
Canadian Pacer Auto Receivables Trust, Series 2018-1A Class C, 3.82%, 4/19/24, Callable 5/19/21 @ 100 (a)	1,500	1,529
CarMax Auto Owner Trust, Series 2020-2 Class A2B, 1.48% (LIBOR03M+130bps), 1/17/23, Callable 11/15/23 @ 100 (b)	500	505
Credit Acceptance Auto Loan Trust, Series 2018-1A Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (a)	1,000	1,021
Credit Acceptance Auto Loan Trust, Series 2017-3A Class A, 2.65%, 6/15/26 (a)	260	262
Dell Equipment Finance Trust, Series 2017-2 Class D, 3.27%, 10/23/23, Callable 8/22/20 @ 100 (a)	350	350
Drive Auto Receivables Trust, Series 2018-1 Class D, 3.81%, 5/15/24, Callable 3/15/22 @ 100	1,190	1,207
Drive Auto Receivables Trust, Series 2018-2 Class D, 4.14%, 8/15/24, Callable 7/15/22 @ 100	2,000	2,049
Exeter Automobile Receivables Trust, Series 2019-4A Class A, 2.18%, 1/17/23, Callable 9/15/23 @ 100 (a)	466	468
Exeter Automobile Receivables Trust, Series 2020-1A Class C, 2.49%, 1/15/25, Callable 12/15/23 @ 100 (a)	682	682
Exeter Automobile Receivables Trust, Series 2018-3A Class B, 3.46%, 10/17/22, Callable 11/15/22 @ 100 (a)	420	420
First Investors Auto Owner Trust, Series 2016-2A Class D, 3.35%, 11/15/22, Callable 5/15/21 @ 100 (a)	2,250	2,277
Flagship Credit Auto Trust, Series 2016-1 Class C, 6.22%, 6/15/22, Callable 12/15/20 @ 100 (a)	1,891	1,923
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1 Class A4, 2.36%, 1/20/23, Callable 12/20/20 @ 100 (a)	497	499
Hertz Vehicle Financing LP, Series 2019-1A Class B, 4.10%, 3/25/23 (a)	500	482
HPEFS Equipment Trust, Series 2019-1A Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100 (a)	500	509
Hyundai Auto Receivables Trust, Series 2018-A Class B, 3.14%, 6/17/24, Callable 6/15/22 @ 100	1,000	1,034
Kubota Credit Owner Trust, Series 2020-1A Class A2, 1.92%, 12/15/22, Callable 10/15/23 @ 100 (a)	500	506
Master Credit Card Trust, Series 2019-2A Class C, 2.83%, 7/21/21 (a)	500	503
NP SPE II LLC, Series 2019-2A Class A1, 2.86%, 11/19/49 (a)	2,039	2,033

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
NP SPE II LLC, Series 2017-1A Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	$220	$218
OSCAR US Funding Trust LLC, Series 2018-1A Class A3, 3.23%, 5/10/22 (a)	1,115	1,124
OSCAR US Funding Trust LLC, Series 2018-2A Class A2A, 3.15%, 8/10/21 (a)	50	50
Santander Drive Auto Receivables Trust, Series 2018-5 Class C, 3.81%, 12/16/24, Callable 8/15/22 @ 100	1,000	1,014
Santander Drive Auto Receivables Trust, Series 2020-1 Class A2A, 2.07%, 1/17/23, Callable 2/15/25 @ 100 (c)	500	504
SCF Equipment Leasing LLC, Series 2017-2A Class A, 3.41%, 12/20/23, Callable 7/20/20 @ 100 (a)	755	757
SCF Equipment Leasing LLC, Series 2019-1A Class B, 3.49%, 1/20/26, Callable 7/20/20 @ 100 (a)	1,000	1,015
SCF Equipment Leasing LLC, Series 2019-1A Class A1, 3.04%, 3/20/23, Callable 7/20/20 @ 100 (a)	627	627
Total Asset-Backed Securities (Cost $30,080)		30,153
Collateralized Mortgage Obligations (13.3%)
Austin Fairmont Hotel Trust, Series 2019-FAIR Class B, 1.43% (LIBOR01M+125bps), 9/15/32 (a) (b)	1,000	937
Austin Fairmont Hotel Trust, Series 2019-FAIR Class C, 1.63% (LIBOR01M+145bps), 9/15/32 (a) (b)	1,000	933
BBCMS Mortgage Trust, Series 2019-BWAY Class B, 1.49% (LIBOR01M+131bps), 11/25/34 (a) (b)	1,000	941
BX Commercial Mortgage Trust, Series 2020-BXLP Class C, 1.30% (LIBOR01M+112bps), 12/15/29 (a) (b)	1,000	973
BX Commercial Mortgage Trust, Series 2019-XL Class C, 1.43% (LIBOR01M+125bps), 10/15/36 (a) (b)	955	933
CIFC Funding Ltd., Series 2015-5A Class A1R, 1.85% (LIBOR03M+86bps), 10/25/27, Callable 7/25/20 @ 100 (a) (b)	2,000	1,960
CIFC Funding Ltd., Series 2012-2RA Class A1, 1.94% (LIBOR03M+80bps), 1/20/28, Callable 7/20/20 @ 100 (a) (b)	990	970
COMM Mortgage Trust, Series 2020-CBM Class C, 3.40%, 11/13/39 (a)	500	471
COMM Mortgage Trust, Series 2019-521F Class B, 1.28% (LIBOR01M+110bps), 6/15/34 (a) (b)	1,500	1,436
COSMO Mortgage Trust, Series 2017-CSMO Class C, 1.68% (LIBOR01M+150bps), 11/15/36 (a) (b)	1,500	1,406
FREMF Mortgage Trust, Series 2017-K724 Class B, 3.60%, 11/25/23 (a) (d)	1,000	1,032
GS Mortgage Securities Trust, Series 2011-GC3 Class X, 0.81%, 3/10/44 (a) (d) (e)	18,075	31
Holmes Master Issuer PLC, Series 2018-1A Class A2, 1.58% (LIBOR03M+36bps), 10/15/54, Callable 10/15/20 @ 100 (a) (b)	743	743
Hospitality Mortgage Trust, Series 2019-HIT Class B, 1.53% (LIBOR01M+135bps), 11/15/36 (a) (b)	1,229	1,140
Hospitality Mortgage Trust, Series 19-HIT Class A, 1.18% (LIBOR01M+100bps), 11/15/36 (a) (b)	861	813
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13 Class B, 4.21%, 1/15/46 (d)	2,000	2,038
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19 Class XA, 0.90%, 4/15/47 (d) (e)	5,872	105
KNDL Mortgage Trust, Series 2019-KNSQ Class B, 1.13% (LIBOR01M+95bps), 5/15/36 (a) (b)	1,000	974

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Madison Park Funding Ltd., Series 2013-11A Class AR, 2.20% (LIBOR03M+116bps), 7/23/29, Callable 7/23/20 @ 100 (a) (b)	$2,000	$1,957
Magnetite Ltd., Series 2019-21A Class A, 2.42% (LIBOR03M+128bps), 4/20/30, Callable 7/20/20 @ 100 (a) (b)	1,500	1,476
Morgan Stanley Capital I Trust, Series 2019-NUGS Class B, 2.80% (LIBOR01M+130bps), 12/15/21 (a) (b)	1,154	1,116
Morgan Stanley Capital I Trust, Series 2017-CLS Class A, 0.88% (LIBOR01M+70bps), 11/15/34 (a) (b)	2,000	1,986
Palmer Square Loan Funding Ltd., Series 2019-4A Class A1, 1.92% (LIBOR03M+90bps), 10/24/27, Callable 10/24/20 @ 100 (a) (b)	868	859
Palmer Square Loan Funding Ltd., Series 2018-5A Class A1, 1.99% (LIBOR03M+85bps), 1/20/27, Callable 7/20/20 @ 100 (a) (b)	656	644
Palmer Square Loan Funding Ltd., Series 2018-2A Class A2, 2.27% (LIBOR03M+105bps), 7/15/26, Callable 7/15/20 @ 100 (a) (b)	500	482
Palmer Square Loan Funding Ltd., Series 2018-2A Class A1, 1.87% (LIBOR03M+65bps), 7/15/26, Callable 7/15/20 @ 100 (a) (b)	675	664
Sound Point CLO VIII-R Ltd., Series 2015-1RA Class A, 2.58% (LIBOR03M+136bps), 4/15/30, Callable 7/15/20 @ 100 (a) (b)	1,500	1,465
Sound Point CLO X Ltd., Series 2015-3A Class AR, 2.03% (LIBOR03M+89bps), 1/20/28, Callable 7/20/20 @ 100 (a) (b)	967	955
Tryon Park CLO Ltd., Series 2013-1A Class A1SR, 2.11% (LIBOR03M+89bps), 4/15/29, Callable 7/15/20 @ 100 (a) (b)	1,610	1,581
Total Collateralized Mortgage Obligations (Cost $31,825)		31,021
Senior Secured Loans (2.4%)
Boyd Gaming Corp., Term Loan A1, 3.25% (LIBOR01W+275bps), 9/15/21 (b)	706	698
GLP Capital LP, Term Loan A1, 1.68% (LIBOR01M+150bps), 4/28/21 (b)	2,566	2,540
Western Digital Corp., 2/27/23 (b) (f) (m)	2,500	2,427
Total Senior Secured Loans (Cost $5,765)		5,665
Corporate Bonds (35.9%)
Communication Services (1.2%):
AMC Networks, Inc., 4.75%, 12/15/22, Callable 8/6/20 @ 100.79	668	670
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.34% (LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b)	2,000	2,006
		2,676
Consumer Discretionary (4.1%):
Association of American Medical Colleges, 2.12%, 10/1/24	1,000	1,005
Daimler Finance North America LLC
0.81% (LIBOR03M+45bps), 2/22/21 (a) (b)	1,390	1,384
1.29% (LIBOR03M+90bps), 2/15/22 (a) (b)	1,000	987
General Motors Co., 1.27% (LIBOR03M+80bps), 8/7/20 (b)	2,000	1,998
Howard University
2.74%, 10/1/22	600	621
2.80%, 10/1/23	250	262
International Game Technology PLC, 6.25%, 2/15/22, Callable 8/15/21 @ 100 (a)	924	933

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Nissan Motor Acceptance Corp. 2.55%, 3/8/21 (a)	$1,000	$993
1.00% (LIBOR03M+69bps), 9/28/22 (a) (b)	500	465
Volkswagen Group of America Finance LLC, 1.16% (LIBOR03M+86bps), 9/24/21 (a) (b)	1,000	989
		9,637
Consumer Staples (1.2%):
JBS USA LUX SA/JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 8/6/20 @ 101.96 (a)	1,000	1,014
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	1,815	1,793
		2,807
Energy (9.3%):
Antero Resources Corp., 5.13%, 12/1/22, Callable 8/6/20 @ 100	1,000	722
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	2,000	1,948
DCP Midstream Operating, LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	2,000	1,940
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	1,000	980
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	1,000	948
Kinder Morgan, Inc., 6.50%, 9/15/20	500	506
Marathon Petroleum Corp.
3.40%, 12/15/20, Callable 11/15/20 @ 100 (c)	397	401
4.75%, 12/15/23, Callable 10/15/23 @ 100 (g)	750	823
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	1,000	1,025
MPLX LP, 1.41% (LIBOR03M+110bps), 9/9/22, Callable 9/9/20 @ 100 (b)	2,000	1,970
NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100 (a)	1,370	1,412
NuStar Logistics LP, 4.80%, 9/1/20	2,000	1,997
Occidental Petroleum Corp., 1.84% (LIBOR03M+145bps), 8/15/22, Callable 8/15/20 @ 100 (b)	2,000	1,818
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100 (c)	970	981
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 5/1/23, Callable 8/6/20 @ 100.88	1,140	1,118
Texas Eastern Transmission LP, 4.13%, 12/1/20, Callable 9/1/20 @ 100 (a) (c)	651	654
Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	2,535	2,528
		21,771
Financials (13.4%):
AIG Global Funding
2.15%, 7/2/20 (a)	490	490
1.75% (LIBOR03M+65bps), 1/22/21 (a) (b)	467	468
Ally Financial, Inc., 4.63%, 5/19/22	1,000	1,041
Ares Capital Corp., 3.50%, 2/10/23, Callable 1/10/23 @ 100	2,000	2,009
Assurant, Inc., 1.53% (LIBOR03M+125bps), 3/26/21, Callable 7/22/20 @ 100 (b)	500	499
Athene Global Funding, 3.00%, 7/1/22 (a)	1,000	1,024
Bank of America Corp., 1.12% (LIBOR03M+79bps), 3/5/24, Callable 3/5/23 @ 100 (b)	2,000	1,993
BBVA USA, 1.04% (LIBOR03M+73bps), 6/11/21, Callable 5/11/21 @ 100 (b)	825	822
BMW US Capital LLC, 1.84% (LIBOR03M+53bps), 4/14/22 (a) (b)	1,000	986
Capital One NA, 1.27% (LIBOR03M+82bps), 8/8/22, Callable 7/8/22 @ 100 (b)	2,800	2,789
CIT Group, Inc., 4.13%, 3/9/21, Callable 2/9/21 @ 100	1,000	999

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Citigroup, Inc., 1.68% (LIBOR03M+69bps), 10/27/22, Callable 9/27/22 @ 100 (b)	$885	$879
DAE Funding LLC 4.50%, 8/1/22, Callable 8/6/20 @ 101.13 (a)	1,000	956
5.75%, 11/15/23, Callable 11/15/20 @ 102.88 (a)	1,000	961
Ford Motor Credit Co. LLC
0.99% (LIBOR03M+43bps), 11/2/20 (b)	500	482
2.19% (LIBOR03M+88bps), 10/12/21 (b)	930	877
3.10%, 5/4/23 (c)	1,000	947
FS KKR Capital Corp. 4.75%, 5/15/22, Callable 4/15/22 @ 100	1,000	993
4.13%, 2/1/25, Callable 1/1/25 @ 100	1,000	966
Hyundai Capital America, 2.75%, 9/18/20 (a)	1,000	1,002
Infinity Property & Casualty Corp., 5.00%, 9/19/22	1,000	1,059
Main Street Capital Corp. 4.50%, 12/1/22	1,000	1,003
5.20%, 5/1/24	1,000	1,026
Manufactures & Traders Trust Co., 0.99% (LIBOR03M+64bps), 12/1/21, Callable 8/6/20 @ 100 (b) (c)	2,000	1,992
Protective Life Global Funding 2.70%, 11/25/20 (a)	535	540
0.83% (LIBOR03M+52bps), 6/28/21 (a) (b)	1,000	1,001
SunTrust Bank, 0.98% (LIBOR03M+59bps), 5/17/22, Callable 4/17/22 @ 100 (b)	1,000	1,003
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	478	482
The Goldman Sachs Group, Inc., 1.54% (LIBOR03M+78bps), 10/31/22, Callable 10/31/21 @ 100 (b)	1,000	999
Wells Fargo Bank NA, 0.97% (LIBOR03M+66bps), 9/9/22, Callable 9/9/21 @ 100 (b)	1,000	1,002
		31,290
Industrials (3.5%):
American Airlines Pass Through Trust 5.63%, 7/15/22 (a)	874	770
4.38%, 12/15/25 (a)	1,028	705
CNH Industrial Capital LLC, 4.38%, 11/6/20	656	661
L3Harris Technologies, Inc., 1.06% (LIBOR03M+75bps), 3/10/23 (b)	1,500	1,486
Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	513	434
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	1,686	1,261
United Airlines Pass Through Trust, 4.63%, 3/3/24	845	737
Wabtec Corp., 1.61% (LIBOR03M+105bps), 9/15/21 (b)	2,083	2,083
		8,137
Materials (0.9%):
Albemarle Corp., 1.44% (LIBOR03M+105bps), 11/15/22, Callable 11/15/20 @ 100 (a) (b)	636	608
Carpenter Technology Corp., 5.20%, 7/15/21, Callable 4/15/21 @ 100	1,500	1,507
		2,115

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Real Estate (1.3%):
CoreCivic, Inc., 5.00%, 10/15/22, Callable 7/15/22 @ 100	$1,000	$980
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,000	1,000
Office Properties Income Trust, 4.15%, 2/1/22, Callable 12/1/21 @ 100	1,169	1,161
		3,141
Utilities (1.0%):
Puget Energy, Inc., 5.63%, 7/15/22, Callable 4/15/22 @ 100	733	783
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	1,500	1,573
		2,356
Total Corporate Bonds (Cost $86,137)		83,930
Yankee Dollar (25.0%)
Communication Services (0.7%):
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	1,622	1,677
Consumer Staples (0.4%):
Reckitt Benckiser Treasury Services PLC, 0.86% (LIBOR03M+56bps), 6/24/22 (a) (b)	1,000	999
Energy (1.2%):
Aker BP ASA, 4.75%, 6/15/24, Callable 6/15/21 @ 102.38 (a)	1,690	1,702
Petroleos Mexicanos, 3.50%, 1/30/23 (c)	1,000	949
		2,651
Financials (17.3%):
ABN AMRO Bank NV, 1.55% (LIBOR03M+41bps), 1/19/21 (a) (b)	1,000	1,002
ANZ New Zealand International Ltd., 1.90% (LIBOR03M+101bps), 7/28/21 (a) (b)	800	805
Australia & New Zealand Banking Group Ltd., 0.85% (LIBOR03M+46bps), 5/17/21 (b)	1,250	1,254
Banco Santander SA 1.45% (LIBOR03M+109bps), 2/23/23 (b)	1,000	991
2.43% (LIBOR03M+112bps), 4/12/23 (b)	1,000	986
Bank of Montreal, 0.76%(SOFR+68bps), 3/10/23, MTN (b)	1,000	993
Barclays PLC, 1.82% (LIBOR03M+143bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000	998
BBVA Bancomer SA, 6.50%, 3/10/21 (a)	2,149	2,206
Canadian Imperial Bank of Commerce, 0.87% (LIBOR03M+32bps), 2/2/21 (b)	1,000	1,001
Commonwealth Bank of Australia, 1.14% (LIBOR03M+83bps), 9/6/21 (a) (b) (c)	2,000	2,016
Cooperatieve Rabobank UA, 1.79% (LIBOR03M+48bps), 1/10/23 (b)	2,500	2,499
Credit Agricole SA, 2.04% (LIBOR03M+102bps), 4/24/23 (a) (b)	2,000	1,997
Credit Suisse Group Funding Guernsey Ltd., 3.43% (LIBOR03M+229bps), 4/16/21 (b)	700	710
Deutsche Bank AG 2.28% (LIBOR03M+97bps), 7/13/20 (b)	2,000	2,000
1.60% (LIBOR03M+123bps), 2/27/23 (b)	816	785
ING Bank NV, 1.27% (LIBOR03M+88bps), 8/15/21 (a) (b)	2,000	2,010
Lloyds Bank PLC, 3.30%, 5/7/21	1,000	1,022
National Australia Bank Ltd. 1.27% (LIBOR03M+71bps), 11/4/21 (a) (b)	1,000	1,006
1.91% (LIBOR03M+60bps), 4/12/23 (a) (b)	1,000	1,004

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Nordea Bank Abp, 1.30% (LIBOR03M+94bps), 8/30/23 (a) (b)	$1,000	$992
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	2,000	2,181
Santander UK PLC, 0.97% (LIBOR03M+62bps), 6/1/21 (b)	2,000	2,005
Skandinaviska Enskilda Banken AB, 0.96% (LIBOR03M+65bps), 12/12/22 (a) (b)	2,000	2,008
Standard Chartered PLC, 2.29% (LIBOR03M+115bps), 1/20/23, Callable 1/20/22 @ 100 (a) (b)	2,000	1,999
Sumitomo Mitsui Financial Group, Inc., 2.09% (LIBOR03M+78bps), 7/12/22 (b)	1,000	1,000
Svenska Handelsbanken AB, 1.46% (LIBOR03M+115bps), 3/30/21 (b)	1,500	1,511
Swedbank AB, 1.01% (LIBOR03M+70bps), 3/14/22 (a) (b)	500	501
UBS Group Funding Switzerland AG, 1.34% (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a) (b)	2,000	2,001
Westpac Banking Corp., 1.23% (LIBOR03M+85bps), 8/19/21 (b)	1,000	1,006
		40,489
Industrials (3.2%):
Aercap Ireland Capital DAC/Aercap Global Aviation Trust 5.00%, 10/1/21	1,000	1,011
4.45%, 12/16/21, Callable 11/16/21 @ 100	1,000	1,010
Air Canada Pass Through Trust, 5.38%, 11/15/22 (a)	2,521	2,281
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	2,000	1,919
Avolon Holdings Funding Ltd. 5.13%, 10/1/23, Callable 9/1/23 @ 100 (a)	500	462
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	1,000	842
		7,525
Materials (1.5%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	1,000	1,020
Methanex Corp., 5.25%, 3/1/22	1,085	1,076
Teck Resources Ltd., 4.50%, 1/15/21, Callable 10/15/20 @ 100	1,424	1,430
		3,526
Utilities (0.7%):
PPL WEM Ltd./Western Power Distribution Ltd., 5.38%, 5/1/21, Callable 2/1/21 @ 100 (a)	1,582	1,620
Total Yankee Dollar (Cost $59,066)		58,487
Municipal Bonds (7.1%)
Arizona (0.5%):
City of Phoenix Civic Improvement Corp. Revenue, Series C, 2.20%, 7/1/23	1,000	1,021
California (0.3%):
County of Riverside Revenue, 2.17%, 2/15/21	750	753
Michigan (0.4%):
Michigan Finance Authority Revenue, 2.14%, 12/1/22	1,000	1,014
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue, 0.45%, 12/1/27, Continuously Callable @100 (h)	1,300	1,300

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (0.9%):
New Jersey Economic Development Authority Revenue Series NNN, 2.61%, 6/15/22	$500	$492
Series NNN, 2.78%, 6/15/23	408	389
Series NNN, 2.88%, 6/15/24	322	315
New Jersey Transportation Trust Fund Authority Revenue, 2.55%, 6/15/23	850	864
		2,060
Ohio (0.4%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series A-1, 1.63%, 6/1/22	1,000	1,003
Oregon (0.4%):
Port of Morrow Revenue, 0.75%, 2/1/27, Continuously Callable @100 (h)	1,000	1,000
Pennsylvania (1.1%):
Delaware County IDA Revenue, 0.29%, 9/1/45, Continuously Callable @100 (h)	2,000	2,000
State Public School Building Authority Revenue, 2.62%, 4/1/23	450	452
		2,452
South Dakota (0.4%):
South Dakota Health & Educational Facilities Authority Revenue, Series B, 2.18%, 7/1/21	1,000	1,011
Texas (2.1%):
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (i)	1,000	995
Port of Port Arthur Navigation District Revenue 0.65%, 4/1/33, Callable 8/3/20 @ 100 (NBGA — BASF S.E.) (h)	1,500	1,500
1.95%, 11/1/40, Continuously Callable @100 (h)	1,000	1,000
Series B, 0.90%, 4/1/40, Continuously Callable @100 (h)	1,500	1,500
		4,995
Total Municipal Bonds (Cost $16,580)		16,609
U.S. Treasury Obligations (0.7%)
U.S. Treasury Bills 0.13%, 7/28/20 (j)	500	500
0.14%, 10/6/20 (j)	1,000	999
Total U.S. Treasury Obligations (Cost $1,499)		1,499
Commercial Paper (2.8%)
Alliant Energy Corp., 0.27%, 7/1/20 (a) (j)	1,000	1,000
CSLB Holdings, Inc., 0.27%, 7/1/20 (a) (j)	1,000	1,000
FMC Corp., 0.41%, 7/1/20 (a) (j)	2,500	2,500
Glencore Funding LLC, 0.60%, 7/8/20 (a) (j)	1,100	1,100
Hannover Funding Co. LLC, 0.32%, 7/1/20 (a) (j)	1,000	1,000
Total Commercial Paper (Cost $6,600)		6,600

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.0%) (k)
HSBC U.S. Government Money Market Fund I Shares, 0.11% (l)	92,250	$92
Total Collateral for Securities Loaned (Cost $92)		92
Total Investments (Cost $237,644) — 100.1%		234,056
Liabilities in excess of other assets — (0.1)%		(205)
NET ASSETS — 100.00%		$233,851

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $104,028 (thousands) and amounted to 44.5% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2020.

(e)  Interest-only security.

(f)  Security purchased on a when-issued basis.

(g)  All or a portion of this security is on loan.

(h)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(i)  Put Bond.

(j)  Rate represents the effective yield at June 30, 2020.

(k)  Amount represents less than 0.05% of net assets.

(l)  Rate disclosed is the daily yield on June 30, 2020.

(m)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps — Basis points

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Ultra Short-Term Bond Fund	Schedule of Portfolio Investments — continued June 30, 2020

  (Unaudited)

LIBOR01W — 1 Week US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Municipal Securities Purchase, Inc., Texas Permanent School Fund, or Utah General Obligation.

See notes to financial statements.

13

USAA Mutual Funds Trust	Statement of Assets and Liabilities June 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Ultra Short-Term Bond Fund
Assets:
Investments, at value (Cost $237,644)	$234,056	(a)
Cash and cash equivalents	4,203
Receivables:
Interest and dividends	1,206
Capital shares issued	60
From Adviser	3
Prepaid expenses	23
Total assets	239,551
Liabilities:
Payables:
Collateral received on loaned securities	92
Distributions	17
Investments purchased	4,479
Capital shares redeemed	965
Accrued expenses and other payables:
Investment advisory fees	47
Administration fees	28
Custodian fees	3
Transfer agent fees	9
Compliance fees	—	(b)
Trustees' fees	1
12b-1 fees	—	(b)
Other accrued expenses	59
Total liabilities	5,700
Net Assets:
Capital	240,724
Total distributable earnings/(loss)	(6,873)
Net Assets	$233,851
Net Assets
Fund Shares	$217,071
Institutional Shares	9,942
Class A shares	18
Class R6 Shares	6,820
Total	$233,851
Shares (unlimited number of shares authorized with no par value):
Fund Shares	21,919
Institutional Shares	1,004
Class A shares	2
Class R6 Shares	689
Total	23,614
Net asset value, offering and redemption price per share: (c)
Fund Shares	$9.90
Institutional Shares	9.90
Class A shares	9.91
Class R6 Shares	9.90

(a)  Includes $90 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

14

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended June 30, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Ultra Short-Term Bond Fund
Investment Income:
Dividends	$64
Interest	3,814
Securities lending (net of fees)	1
Total Income	3,879
Expenses:
Investment advisory fees	311
Administration fees — Fund Shares	182
Administration fees — Institutional Shares	5
Administration fees — Class A shares (b)	—	(a)
Administration fees — R6 Shares	2
Sub-Administration fees	10
12b-1 fees — Class A shares (b)	—	(a)
Custodian fees	13
Transfer agent fees — Fund Shares	100
Transfer agent fees — Institutional Shares	5
Transfer agent fees — Class A shares (b)	—	(a)
Transfer agent fees — Class R6 Shares	—	(a)
Trustees' fees	23
Compliance fees	1
Legal and audit fees	33
State registration and filing fees	36
Interfund lending fees	—	(a)
Other expenses	29
Total Expenses	750
Expenses waived/reimbursed by Adviser	(10)
Net Expenses	740
Net Investment Income (Loss)	3,139
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(529)
Net change in unrealized appreciation/depreciation on investment securities	(5,068)
Net realized/unrealized gains (losses) on investments	(5,597)
Change in net assets resulting from operations	$(2,458)

(a)  Rounds to less than $1 thousand.

(b)  Class A activity is for the period June 29, 2020 (commencement of operations) to June 30, 2020.

See notes to financial statements.

15

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Ultra Short-Term Bond Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
From Investments:
Operations:
Net investment income (loss)	$3,139	$8,031
Net realized gains (losses) from investments	(529)	1,015
Net change in unrealized appreciation/depreciation on investments	(5,068)	3,778
Change in net assets resulting from operations	(2,458)	12,824
Distributions to Shareholders:
Fund Shares	(2,941)	(7,510)
Institutional Shares	(130)	(341)
Class A shares (b)	— (a)	—
Class R6 Shares	(84)	(153)
Change in net assets resulting from distributions to shareholders	(3,155)	(8,004)
Change in net assets resulting from capital transactions	(52,064)	(10,474)
Change in net assets	(57,677)	(5,654)
Net Assets:
Beginning of period	291,528	297,182
End of period	$233,851	$291,528
Capital Transactions:
Fund Shares
Proceeds from shares issued	$30,771	$83,733
Distributions reinvested	2,837	7,296
Cost of shares redeemed	(86,578)	(104,187)
Total Fund Shares	$(52,970)	$(13,158)
Institutional Shares
Proceeds from shares issued	$13,642	$15,518
Distributions reinvested	125	334
Cost of shares redeemed	(13,277)	(14,624)
Total Institutional Shares	$490	$1,228
Class A shares (b)
Proceeds from shares issued	$18	$—
Distributions reinvested	— (a)	—
Total Class A shares	$18	$—
Class R6 Shares
Proceeds from shares issued	$2,788	$2,228
Distributions reinvested	20	8
Cost of shares redeemed	(2,410)	(780)
Total Class R6 Shares	$398	$1,456
Change in net assets resulting from capital transactions	$(52,064)	$(10,474)

(a)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

16

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Ultra Short-Term Bond Fund
	Six Months Ended June 30, 2020 (unaudited)	Year Ended December 31, 2019
Share Transactions:
Fund Shares
Issued	3,095	8,379
Reinvested	289	729
Redeemed	(8,846)	(10,424)
Total Fund Shares	(5,462)	(1,316)
Institutional Shares
Issued	1,382	1,554
Reinvested	13	33
Redeemed	(1,370)	(1,461)
Total Institutional Shares	25	126
Class A shares (b)
Issued	2	—
Reinvested	— (a)	—
Total Class A shares	2	—
Class R6 Shares
Issued	285	223
Reinvested	2	1
Redeemed	(248)	(78)
Total Class R6 Shares	39	146
Change in Shares	(5,396)	(1,044)

(a)  Rounds to less than 1 thousand.

(b)  Class A activity is for the period June 29, 2020 (commencement of operations) to June 30, 2020.

See notes to financial statements.

17

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Net Realized Gains from Investments
USAA Ultra Short-Term Bond Fund
Fund Shares
Six Months Ended June 30, 2020 (unaudited)	$10.05	0.12	(d)	(0.15)	(0.03)		(0.12)	—
Year Ended December 31, 2019	$9.89	0.27	(d)	0.16	0.43		(0.27)	—
Year Ended December 31, 2018	$9.97	0.22		(0.08)	0.14		(0.22)	—
Year Ended December 31, 2017	$9.98	0.16		(0.01)	0.15		(0.16)	—
Year Ended December 31, 2016	$9.94	0.13		0.04	0.17		(0.13)	—	(f)
Year Ended December 31, 2015	$10.07	0.13		(0.13)	—	(f)	(0.13)	—	(f)
Institutional Shares
Six Months Ended June 30, 2020 (unaudited)	$10.05	0.12	(d)	(0.15)	(0.03)		(0.12)	—
Year Ended December 31, 2019	$9.89	0.27	(d)	0.16	0.43		(0.27)	—
Year Ended December 31, 2018	$9.97	0.22		(0.08)	0.14		(0.22)	—
Year Ended December 31, 2017	$9.98	0.15		(0.01)	0.14		(0.15)	—
Year Ended December 31, 2016	$9.94	0.13		0.04	0.17		(0.13)	—	(f)
Year Ended December 31, 2015	$10.07	0.13		(0.13)	—	(f)	(0.13)	—	(f)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to large shareholder outflows.

(f)  Amount is less than $0.005.

(g)  Effective May 1, 2017, USAA Asset Management Company, the former investment adviser to the Fund ("AMCO"), voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.55% of the Institutional Shares' average daily net assets.

See notes to financial statements.

18

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Ultra Short-Term Bond Fund
Fund Shares
Six Months Ended June 30, 2020 (unaudited)	(0.12)	$9.90	(0.30)%	0.58%		2.42%	0.58%	$217,071	20%
Year Ended December 31, 2019	(0.27)	$10.05	4.37%	0.61%		2.69%	0.61%	$275,168	59%
Year Ended December 31, 2018	(0.22)	$9.89	1.40%	0.60%		2.19%	0.60%	$283,769	48%
Year Ended December 31, 2017	(0.16)	$9.97	1.51%	0.58%		1.60%	0.58%	$330,442	58	%(e)
Year Ended December 31, 2016	(0.13)	$9.98	1.73%	0.61%		1.30%	0.61%	$372,155	28%
Year Ended December 31, 2015	(0.13)	$9.94	0.01%	0.59%		1.28%	0.59%	$426,994	20%
Institutional Shares
Six Months Ended June 30, 2020 (unaudited)	(0.12)	$9.90	(0.28)%	0.55%		2.45%	0.66%	$9,942	20%
Year Ended December 31, 2019	(0.27)	$10.05	4.43%	0.55%		2.75%	0.64%	$9,842	59%
Year Ended December 31, 2018	(0.22)	$9.89	1.45%	0.55%		2.25%	0.77%	$8,433	48%
Year Ended December 31, 2017	(0.15)	$9.97	1.44%	0.64	%(g)	1.51%	0.75%	$7,115	58	%(e)
Year Ended December 31, 2016	(0.13)	$9.98	1.69%	0.66%		1.25%	0.66%	$18,710	28%
Year Ended December 31, 2015	(0.13)	$9.94	0.04%	0.57%		1.32%	0.57%	$22,454	20%

(continues on next page)

See notes to financial statements.

19

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Ultra Short-Term Bond Fund
Class A shares
June 29, 2020 (g) through June 30, 2020	$9.90	—	(f)	0.01	0.01	— (f)	—
Class R6 Shares
Six Months Ended June 30, 2020 (unaudited)	$10.05	0.13	(d)	(0.15)	(0.02)	(0.13)	—
Year Ended December 31, 2019	$9.88	0.29	(d)	0.17	0.46	(0.29)	—
Year Ended December 31, 2018	$9.97	0.24		(0.09)	0.15	(0.24)	—
March 1, 2017 (g) through December 31, 2017	$9.98	0.15		(0.01)	0.14	(0.15)	—
*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through June 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to large shareholder outflows.

(f)  Amount is less than $0.005.

(g)  Commencement of operations.

See notes to financial statements.

20

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Ultra Short-Term Bond Fund
Class A shares
June 29, 2020 (g) through June 30, 2020	— (f)	$9.91	0.11%	0.85%	1.68%	112.47%	$18	20%
Class R6 Shares
Six Months Ended June 30, 2020 (unaudited)	(0.13)	$9.90	(0.20)%	0.39%	2.59%	0.52%	$6,820	20%
Year Ended December 31, 2019	(0.29)	$10.05	4.70%	0.39%	2.92%	0.80%	$6,518	59%
Year Ended December 31, 2018	(0.24)	$9.88	1.51%	0.39%	2.41%	0.69%	$4,980	48%
March 1, 2017 (g) through December 31, 2017	(0.15)	$9.97	1.42%	0.39%	1.81%	1.05%	$5,091	58	%(e)

See notes to financial statements.

21

USAA Mutual Funds Trust	Notes to Financial Statements June 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 47 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of USAA Ultra Short-Term Bond Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A shares, (effective June 29, 2020) and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee") and, subject to Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$30,153	$—	$30,153
Collateralized Mortgage Obligations	—	31,021	—	31,021
Senior Secured Loans	—	5,665	—	5,665
Corporate Bonds	—	83,930	—	83,930
Yankee Dollar	—	58,487	—	58,487
Municipal Bonds	—	16,609	—	16,609
U.S. Treasury Obliations	—	1,499	—	1,499
Commercial Paper	—	6,600	—	6,600
Collateral for Securities Loaned	92	—	—	92
Total	$92	$233,964	$—	$234,056

For the six months ended June 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Mortgage and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage- backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non- cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included. The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of June 30, 2020:

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$90	$—	$92

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$2,500	$5,350	$—	(a)

(a) Rounds to less than $1 thousand.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$50,815	$93,058	$—	$1,008

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annual rate of 0.24% of average daily net assets. The amount incurred and paid to VCM for the six months ended June 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

No performance adjustments will be made for periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter will be utilized in calculating future performance adjustments.

The performance adjustment for each share class was accrued daily and calculated monthly by comparing the Fund's performance to that of the Lipper Ultra Short Obligations Funds Index. The Lipper Ultra Short Obligations Funds Index, which measures the performance of funds tracked by Lipper that invest at least 65% of their assets in investment grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the class has overall negative returns during the performance period.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Prior to that date, the Trust relied on a similar exemptive order granted by the SEC to the Trust and its affiliated persons. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended June 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM is paid for its services an annualized fee at a rate of 0.15% of average daily net assets for the Fund Shares, Institutional Shares, Class A shares, and 0.05% of average daily net assets of the R6 Shares. Amounts incurred and paid for the six months ended June 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub- Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for reasonable out-of- pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund under the Fund Administration, Servicing, and Accounting Agreement. Amounts incurred during the six months ended June 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund based on an annual charge of $25.5 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares, Class A shares, and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01% of average daily net assets, respectively, plus out-of-pocket expenses. Amounts incurred and paid during the six months ended June 30, 2020 are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of the Class A shares. These amounts incurred and paid to the Distributor are reflected on the Statement of Operations as 12b-1 fees.

Other Fees:

Citibank serves as the Fund's custodian.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of June 30, 2020, the expense limits (excluding voluntary waivers) were 0.60%, 0.55%, 0.85%, and 0.39% for Fund Shares, Institutional Shares, Class A shares, and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of June 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands):

Expires 12/31/22	Expires 12/31/23	Total
$27	$10	$37

The Adviser, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.

The COVID-19 pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. Among other things, the outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things (1) government imposition of various forms of "stay-at-home" orders and the closing of "non-essential" businesses, resulting in significant disruption to the businesses of

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

many issuers as well as lay-offs of employees; (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults; (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.

The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.

Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. The roughly three-year period until the end of 2021 is expected to be enough time for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund (herein, the "Fund"), another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued June 30, 2020

  (Unaudited)

emergency cash needs. For the six months ended June 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to the Fund, if any, during the period are reflected on the Statement of Operations under line of credit fees.

The Fund had no borrowings with Citibank during the six months ended June 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund in the Victory Fund Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing and lending for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at June 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$4,541	1	0.89%	4,541

*  For the six months ended June 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2020.

At December 31, 2019, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term Amount	Long-Term Amount	Total
$2,069	$698	$2,767

For the most recent tax year ended December 31, 2019, the Fund utilized capital loss carryforwards of $1,015 thousand, to offset capital gains.

30

USAA Mutual Funds Trust	Supplemental Information June 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020 (unless noted otherwise).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20- 6/30/20*	Hypothetical Expenses Paid During Period 1/1/20- 6/30/20*	Annualized Expense Ratio During Period 1/1/20- 6/30/20
Fund Shares	$1,000.00	$997.00	$1,021.98	$2.88	$2.92	0.58%
Institutional Shares	1,000.00	997.20	1,022.13	2.73	2.77	0.55%
Class A shares**	1,000.00	1001.10	1,020.64	0.02	4.27	0.85%
Class R6 Shares	1,000.00	998.00	1,022.92	1.94	1.96	0.39%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 1/366 to reflect the stub period from commencement of operations June 29, 2020 through June 30, 2020.

31

USAA Mutual Funds Trust	Supplemental Information — continued June 30, 2020

  (Unaudited)

Liquidity Risk Management Program:

The USAA Mutual Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the 1940 Act. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The USAA Mutual Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital, as the administrator of the LRMP. At an in-person meeting held on February 26, 2020, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications, and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments reasonably expected to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a Highly Liquid Investment Minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

32

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800	) 235-8396

94422-0820

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 3, 2020

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	September 3, 2020